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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-04041
-----------------------------------------------------------------

                       GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, 3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/09
                          -------------------------



ITEM 1. SCHEDULE OF INVESTMENTS



                           GEI U.S. EQUITY

        SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                NUMBER OF
                                                                                 SHARES                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.3%+
----------------------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 2.6%
CAE, Inc.                                                                        23,274                              $ 196,245
Hexcel Corp.                                                                      6,491                                 74,257 (a)
Honeywell International Inc.                                                      6,789                                252,211
ITT Corp.                                                                         5,480                                285,782
Rockwell Collins, Inc.                                                            2,776                                141,021
United Technologies Corp.                                                         2,215                                134,960
                                                                                                                     1,084,476

AUTOMOBILES - 0.1%
Toyota Motor Corp. ADR                                                              486                                 38,185

BEVERAGES - 3.5%
Brown-Forman Corp. (Class B)                                                        254                                 12,248
Molson Coors Brewing Co. (Class B)                                                2,267                                110,358
Pepsi Bottling Group, Inc.                                                          925                                 33,707
PepsiCo, Inc.                                                                    22,357                              1,311,462 (h)
                                                                                                                     1,467,775

BIOTECHNOLOGY - 4.6%
Amgen Inc.                                                                       20,588                              1,240,015 (a)
Gilead Sciences, Inc.                                                            14,856                                691,992 (a)
                                                                                                                     1,932,007

CAPITAL MARKETS - 7.0%
Ameriprise Financial, Inc.                                                        5,182                                188,262
Morgan Stanley                                                                    4,627                                142,882
State Street Corp.                                                               20,343                              1,070,042 (e)
The Bank of New York Mellon Corp.                                                 8,792                                254,880
The Charles Schwab Corp.                                                          9,685                                185,468
The Goldman Sachs Group, Inc                                                      6,030                              1,111,631
                                                                                                                     2,953,165

CHEMICALS - 1.5%
Air Products & Chemicals, Inc.                                                      238                                 18,464
Monsanto Co.                                                                      4,490                                347,526
Potash Corp of Saskatchewan Inc.                                                  1,157                                104,523
Praxair, Inc.                                                                     1,284                                104,890
The Mosaic Company                                                                  900                                 43,263
                                                                                                                       618,666

COMMERCIAL BANKS - 1.0%
Regions Financial Corp.                                                           7,200                                 44,712
SunTrust Banks, Inc.                                                              4,806                                108,375
US Bancorp                                                                        3,933                                 85,975
Wells Fargo & Co.                                                                 6,802                                191,680
                                                                                                                       430,742

COMMERCIAL SERVICES & SUPPLIES - 0.8%
Corrections Corporation of America                                                7,978                                180,702 (a)
Iron Mountain Inc.                                                                6,050                                161,293 (a)
                                                                                                                       341,995

COMMUNICATIONS EQUIPMENT - 6.1%
Cisco Systems, Inc.                                                              45,101                              1,061,678 (a)
QUALCOMM Inc.                                                                    20,828                                936,843
Research In Motion Ltd.                                                           8,203                                554,113 (a)
                                                                                                                     2,552,634

COMPUTERS & PERIPHERALS - 3.2%
Hewlett-Packard Co.                                                              13,656                                644,700
International Business Machines Corp.                                             5,914                                707,374
                                                                                                                     1,352,074

CONSUMER FINANCE - 0.1%
Capital One Financial Corp.                                                       1,406                                 50,236

DIVERSIFIED FINANCIAL SERVICES - 5.3%
Bank of America Corp.                                                            42,522                                719,472
CME Group Inc.                                                                    1,767                                544,572
JPMorgan Chase & Co.                                                             22,033                                965,486
                                                                                                                     2,229,530

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
AT&T Inc.                                                                        11,568                                312,452
Verizon Communications Inc.                                                       6,015                                182,074 (h)
                                                                                                                       494,526

ELECTRIC UTILITIES - 1.3%
Edison International                                                              6,293                                211,319
Entergy Corp.                                                                     1,041                                 83,134
FPL Group, Inc.                                                                   1,878                                103,722
Northeast Utilities                                                               5,963                                141,562
                                                                                                                       539,737

ELECTRICAL EQUIPMENT - 0.7%
ABB Ltd. ADR                                                                     12,031                                241,101 (a)
Emerson Electric Co.                                                              1,809                                 72,505
                                                                                                                       313,606

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
Corning Inc.                                                                     13,458                                206,042

ENERGY EQUIPMENT & SERVICES - 5.0%
Halliburton Co.                                                                   8,144                                220,865
National Oilwell Varco, Inc.                                                      2,915                                125,724 (a)
Schlumberger Ltd.                                                                14,504                                864,438
Transocean Ltd.                                                                  10,651                                910,980 (a)
                                                                                                                     2,122,007

FOOD & STAPLES RETAILING - 0.3%
CVS Caremark Corp.                                                                2,961                                105,826

FOOD PRODUCTS - 1.4%
Archer-Daniels-Midland Co.                                                        1,527                                 44,619
Kraft Foods Inc. (Class A)                                                        5,681                                149,240
McCormick & Company Inc.                                                          8,696                                295,142
Nestle S.A. ADR                                                                   2,314                                 98,785
                                                                                                                       587,786

HEALTHCARE EQUIPMENT & SUPPLIES - 3.7%
Baxter International Inc.                                                         1,823                                103,929
Becton Dickinson & Co.                                                            1,758                                122,621
Boston Scientific Corp.                                                          12,956                                137,204 (a)
Covidien Plc                                                                     14,632                                632,980
Hologic, Inc.                                                                     7,901                                129,102 (a)
Medtronic, Inc.                                                                   5,096                                187,533
ResMed, Inc.                                                                      4,964                                224,373 (a)
                                                                                                                     1,537,742

HEALTHCARE PROVIDERS & SERVICES - 2.4%
Aetna Inc.                                                                        3,351                                 93,258
Cardinal Health, Inc.                                                             7,589                                203,385
Express Scripts, Inc.                                                             5,150                                399,537 (a)
McKesson Corp.                                                                    1,111                                 66,160
UnitedHealth Group, Inc.                                                         10,281                                257,436
                                                                                                                     1,019,776

HOTELS RESTAURANTS & LEISURE - 0.5%
Carnival Corp.                                                                    6,143                                204,439

HOUSEHOLD PRODUCTS - 1.8%
Kimberly-Clark Corp.                                                                572                                 33,737
The Procter & Gamble Co.                                                         12,542                                726,433
                                                                                                                       760,170

INDUSTRIAL CONGLOMERATES - 0.6%
Siemens AG ADR                                                                      714                                 66,373
Textron, Inc.                                                                     9,445                                179,266
                                                                                                                       245,639

INSURANCE - 3.3%
ACE Ltd.                                                                          5,850                                312,741
Aflac Inc.                                                                        4,826                                206,263
AON Corp.                                                                         2,684                                109,212
Hartford Financial Services Group, Inc.                                           1,296                                 34,344
MetLife, Inc.                                                                     6,015                                228,991
PartnerRe Ltd.                                                                    1,655                                127,336
Principal Financial Group, Inc.                                                   3,239                                 88,716
Prudential Financial, Inc.                                                        5,581                                278,548
The Travelers Companies, Inc.                                                       380                                 18,707
                                                                                                                     1,404,858

INTERNET SOFTWARE & SERVICES - 1.3%
Baidu, Inc ADR                                                                      570                                222,898 (a)
Google Inc. (Class A)                                                               661                                327,757 (a)
                                                                                                                       550,655

IT SERVICES - 3.9%
Accenture PLC                                                                       568                                 21,169 (a)
Affiliated Computer Services, Inc. (Class A)                                      3,325                                180,115 (a)
Cognizant Technology Solutions Corp. (Class A)                                    4,275                                165,272 (a)
Metavante Technologies, Inc.                                                      2,143                                 73,891 (a)
Paychex, Inc.                                                                     3,929                                114,137
The Western Union Co.                                                            38,912                                736,215
Visa, Inc. (Class A)                                                              5,018                                346,794
                                                                                                                     1,637,593

LIFE SCIENCES TOOLS & SERVICES - 0.7%
Life Technologies Corp.                                                           2,849                                132,621 (a)
Thermo Fisher Scientific, Inc.                                                    4,020                                175,553 (a)
                                                                                                                       308,174

MACHINERY - 1.0%
Deere & Co.                                                                       3,763                                161,508
Eaton Corp.                                                                       2,545                                144,022
Navistar International Corp.                                                      2,552                                 95,496 (a)
                                                                                                                       401,026

MEDIA - 4.5%
Comcast Corp. (Class A)                                                          16,429                                264,178 (h)
Liberty Global, Inc. (Series C)                                                   6,886                                154,660 (a)
Liberty Media Corp - Entertainment (Series A)                                     7,508                                233,574 (a)
Omnicom Group Inc.                                                               17,639                                651,585
The Walt Disney Co.                                                               5,321                                146,115
Time Warner Inc.                                                                 15,038                                432,794
                                                                                                                     1,882,906

METALS & MINING - 1.6%
Allegheny Technologies Inc.                                                       7,018                                245,560
Barrick Gold Corp.                                                                2,776                                105,210
Freeport-McMoRan Copper & Gold Inc.                                               4,568                                313,410
                                                                                                                       664,180

MULTILINE RETAIL - 1.0%
Kohl's Corp.                                                                      1,603                                 91,451 (a)
Target Corp.                                                                      6,987                                326,153
                                                                                                                       417,604

MULTI-UTILITIES - 0.4%
Dominion Resources, Inc.                                                          5,090                                175,605

OIL, GAS & CONSUMABLE FUELS - 7.4%
Apache Corp.                                                                      2,909                                267,133
Chesapeake Energy Corp.                                                             763                                 21,669
Chevron Corp.                                                                     4,536                                319,470
Devon Energy Corp.                                                                5,587                                376,173
Exxon Mobil Corp.                                                                11,431                                784,281 (h)
Marathon Oil Corp.                                                               17,572                                560,547
Occidental Petroleum Corp.                                                        4,133                                324,027
Southwestern Energy Co.                                                           5,344                                228,082 (a)
Suncor Energy Inc.                                                                6,331                                218,799
                                                                                                                     3,100,181

PAPER & FOREST PRODUCTS - 0.2%
Weyerhaeuser Co.                                                                  2,776                                101,740

PERSONAL PRODUCTS - 0.1%
Alberto-Culver Co.                                                                  940                                 26,019
Avon Products, Inc.                                                                 954                                 32,398
                                                                                                                        58,417

PHARMACEUTICALS - 1.9%
Abbott Laboratories                                                               1,388                                 68,664 (h)
Bristol-Myers Squibb Co.                                                         18,830                                424,052
Merck & Company Inc.                                                              1,048                                 33,148
Pfizer Inc.                                                                       4,257                                 70,453
Wyeth                                                                             4,627                                224,780
                                                                                                                       821,097

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
CB Richard Ellis Group, Inc. (Class A)                                           10,884                                127,778 (a)

ROAD & RAIL - 0.6%
Union Pacific Corp.                                                               4,593                                268,002

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
Intel Corp.                                                                      34,262                                670,507
Kla-Tencor Corp.                                                                    859                                 30,804
Microchip Technology Inc.                                                         2,545                                 67,443
Nvidia Corp.                                                                      1,906                                 28,647 (a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                               3,255                                 35,675
Texas Instruments Inc.                                                            3,933                                 93,173
                                                                                                                       926,249

SOFTWARE - 3.8%
Intuit, Inc.                                                                      6,639                                189,212 (a)
Microsoft Corp.                                                                  50,800                              1,315,212 (h)
Oracle Corp.                                                                      4,859                                101,262
                                                                                                                     1,605,686

SPECIALTY RETAIL - 2.9%
Bed Bath & Beyond, Inc.                                                          14,308                                537,122 (a)
Lowe's Companies, Inc.                                                           25,247                                528,672
O'Reilly Automotive, Inc.                                                           720                                 26,021 (a)
Staples, Inc.                                                                     5,398                                125,342
                                                                                                                     1,217,157

TEXTILES APPAREL & LUXURY GOODS - 0.1%
NIKE, Inc. (Class B)                                                                381                                 24,651

TOBACCO - 1.0%
Altria Group, Inc.                                                                2,314                                 41,212
Philip Morris International Inc.                                                  7,818                                381,049
                                                                                                                       422,261

WIRELESS TELECOMMUNICATION SERVICES - 1.9%
American Tower Corp. (Class A)                                                    6,555                                238,602 (a)
NII Holdings, Inc.                                                               18,769                                562,695 (a)
                                                                                                                       801,297

TOTAL COMMON STOCK                                                                                                  40,105,898
(COST $38,607,426)

-------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.8%
-------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                10,337                                154,435 (m)
Industrial Select Sector SPDR Fund                                               23,402                                616,409 (m)

TOTAL EXCHANGE TRADED FUNDS                                                                                            770,844
(COST $994,230)

-------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
-------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                      8,512 (k)
(COST $12,705)

TOTAL INVESTMENTS IN SECURITIES                                                                                     40,885,254
(COST $39,614,361)

-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.6%
-------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.06%                                                                                                                  238,309 (d,n)
(COST $238,309)

TOTAL INVESTMENTS                                                                                                   41,123,563
(COST $39,852,670)

OTHER ASSETS AND LIABILITIES, NET - 2.3%                                                                               966,531

                                                                                                                  ------------
NET ASSETS  - 100.0%                                                                                              $ 42,090,094
                                                                                                                  ============


-------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------------------------

The GEI U.S. Equity Fund had the following long futures contracts open at September 30, 2009 (unaudited)

                                                                                                  UNREALIZED
                                                         NUMBER             CURRENT              APPRECIATION/
DESCRIPTION                        EXPIRATION DATE    OF CONTRACTS       NOTIONAL VALUE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
S&P Emini 500 Index Futures         December 2009          11              $ 579,095              $ (1,441)


                              GEI S&P 500 INDEX

           SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.


                                                                NUMBER OF SHARES                     VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.1% +
-------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 2.7%
Boeing Co.                                                           16,786                        $ 908,962 (h)
General Dynamics Corp.                                                8,867                          572,808
Goodrich Corp.                                                        2,784                          151,283
Honeywell International Inc.                                         17,543                          651,722
ITT Corp.                                                             4,326                          225,601
L-3 Communications Holdings, Inc.                                     2,700                          216,864
Lockheed Martin Corp.                                                 7,452                          581,852
Northrop Grumman Corp.                                                7,322                          378,913
Precision Castparts Corp.                                             3,200                          325,984
Raytheon Co.                                                          9,169                          439,837
Rockwell Collins, Inc.                                                3,768                          191,414
United Technologies Corp.                                            21,872                        1,332,661 (h)
                                                                                                   5,977,901

AIR FREIGHT & LOGISTICS - 1.0%
CH Robinson Worldwide, Inc.                                           4,000                          231,000
Expeditors International of Washington, Inc.                          5,000                          175,750
FedEx Corp.                                                           7,311                          549,933
United Parcel Service, Inc. (Class B)                                23,096                        1,304,231
                                                                                                   2,260,914

AIRLINES - 0.1%
Southwest Airlines Co.                                               17,649                          169,430

AUTO COMPONENTS - 0.2%
Johnson Controls, Inc.                                               14,046                          359,016
The Goodyear Tire & Rubber Co.                                        5,519                           93,989 (a)
                                                                                                     453,005

AUTOMOBILES - 0.3%
Ford Motor Co.                                                       75,627                          545,271 (a)
Harley-Davidson, Inc.                                                 5,400                          124,200
                                                                                                     669,471

BEVERAGES - 2.6%
Brown-Forman Corp. (Class B)                                          2,347                          113,172
Coca-Cola Enterprises, Inc.                                           7,118                          152,396
Constellation Brands, Inc. (Class A)                                  4,700                           71,205 (a)
Dr Pepper Snapple Group, Inc.                                         6,000                          172,500 (a)
Molson Coors Brewing Co. (Class B)                                    3,598                          175,151
Pepsi Bottling Group, Inc.                                            3,300                          120,252
PepsiCo, Inc.                                                        36,274                        2,127,833 (h)
The Coca-Cola Co.                                                    53,902                        2,894,537 (h)
                                                                                                   5,827,046

BIOTECHNOLOGY - 1.7%
Amgen Inc.                                                           23,522                        1,416,730 (a,h)
Biogen Idec Inc.                                                      6,800                          343,536 (a)
Celgene Corp.                                                        10,563                          590,472 (a)
Cephalon, Inc.                                                        1,700                           99,008 (a)
Genzyme Corp.                                                         6,300                          357,399 (a)
Gilead Sciences, Inc.                                                20,949                          975,804 (a)
                                                                                                   3,782,949

BUILDING PRODUCTS - 0.1%
Masco Corp.                                                           8,790                          113,567

CAPITAL MARKETS - 3.0%
Ameriprise Financial, Inc.                                            5,504                          199,960
E*Trade Financial Corp.                                              15,100                           26,425 (a)
Federated Investors, Inc. (Class B)                                   2,100                           55,377
Franklin Resources, Inc.                                              3,500                          352,100
Invesco Ltd.                                                          9,200                          209,392
Janus Capital Group, Inc.                                             4,300                           60,974
Legg Mason, Inc.                                                      3,400                          105,502
Morgan Stanley                                                       31,796                          981,860
Northern Trust Corp.                                                  5,700                          331,512
State Street Corp.                                                   11,600                          610,160 (e)
T Rowe Price Group, Inc.                                              6,000                          274,200
The Bank of New York Mellon Corp.                                    28,103                          814,706
The Charles Schwab Corp.                                             22,211                          425,341
The Goldman Sachs Group, Inc                                         11,899                        2,193,581
                                                                                                   6,641,090

CHEMICALS - 2.0%
Airgas Inc.                                          1,900                           91,903 (b)
Air Products & Chemicals, Inc.                                        4,932                          382,625 (h)
CF Industries Holdings, Inc.                                          1,170                          100,889
Eastman Chemical Co.                                                  1,759                           94,177
Ecolab Inc.                                                           5,452                          252,046
EI Du Pont de Nemours & Co.                                          20,861                          670,473
FMC Corp.                                                             1,700                           95,625
International Flavors & Fragrances Inc.                               1,847                           70,057
Monsanto Co.                                                         12,623                          977,020 (h)
PPG Industries, Inc.                                                  3,937                          229,173
Praxair, Inc.                                                         7,065                          577,140
Sigma-Aldrich Corp.                                                   2,882                          155,570
The Dow Chemical Co.                                                 26,494                          690,699
                                                                                                   4,387,397

COMMERCIAL BANKS - 2.8%
BB&T Corp.                                                           15,600                          424,944
Comerica Inc.                                                         3,656                          108,474
Fifth Third Bancorp                                                  17,316                          175,411
First Horizon National Corp.                                          4,891                           64,702 (a)
Huntington Bancshares Inc.                                            9,234                           43,492
Keycorp                                                              19,628                          127,582
M&T Bank Corp.                                                        2,000                          124,640
Marshall & Ilsley Corp.                                               6,498                           52,439
PNC Financial Services Group, Inc.                                   10,804                          524,966
Regions Financial Corp.                                              27,568                          171,197
SunTrust Banks, Inc.                                                 11,329                          255,469
US Bancorp                                                           44,209                          966,409
Wells Fargo & Co.                                                   108,802                        3,066,040
Zions Bancorporation                                                  2,500                           44,925
                                                                                                   6,150,690

COMMERCIAL SERVICES & SUPPLIES - 0.5%
Avery Dennison Corp.                                                  2,655                           95,607
Cintas Corp.                                                          3,200                           96,992
Iron Mountain Inc.                                                    4,200                          111,972 (a)
Pitney Bowes Inc.                                                     4,932                          122,560
Republic Services, Inc.                                               7,550                          200,604
RR Donnelley & Sons Co.                                               4,999                          106,279
Stericycle, Inc.                                                      2,000                           96,900 (a)
Waste Management, Inc.                                               11,503                          343,019
                                                                                                   1,173,933

COMMUNICATIONS EQUIPMENT - 2.7%
Ciena Corp.                                                           2,242                           36,500 (a)
Cisco Systems, Inc.                                                 134,264                        3,160,575 (a,h)
Harris Corp.                                                          3,000                          112,800
JDS Uniphase Corp.                                                    4,450                           31,640 (a)
Juniper Networks, Inc.                                               12,100                          326,942 (a)
Motorola, Inc.                                                       53,850                          462,571
QUALCOMM Inc.                                                        38,529                        1,733,034
Tellabs, Inc.                                                         9,252                           64,024 (a)
                                                                                                   5,928,086

COMPUTERS & PERIPHERALS - 5.6%
Apple Inc.                                                           20,799                        3,855,511 (a)
Dell Inc.                                                            39,828                          607,775 (a,h)
EMC Corp.                                                            47,214                          804,527 (a)
Hewlett-Packard Co.                                                  55,149                        2,603,584
International Business Machines Corp.                                30,530                        3,651,693
Lexmark International, Inc. (Class A)                                 1,700                           36,618 (a)
NetApp, Inc.                                                          7,800                          208,104 (a)
QLogic Corp.                                                          2,900                           49,880 (a)
SanDisk Corp.                                                         5,500                          119,350 (a)
Sun Microsystems, Inc.                                               18,090                          164,438 (a)
Teradata Corp.                                                        4,200                          115,584 (a)
Western Digital Corp.                                                 5,300                          193,609 (a)
                                                                                                  12,410,673

CONSTRUCTION & ENGINEERING - 0.2%
Fluor Corp.                                                           4,078                          207,366
Jacobs Engineering Group, Inc.                                        3,000                          137,850 (a)
Quanta Services, Inc.                                                 4,700                          104,011 (a)
                                                                                                     449,227

CONSTRUCTION MATERIALS - 0.1%
Vulcan Materials Co.                                                  2,800                          151,396

CONSUMER FINANCE - 0.7%
American Express Co.                                                 27,491                          931,945 (h)
Capital One Financial Corp.                                          10,525                          376,058
Discover Financial Services                                          12,298                          199,597
SLM Corp.                                                            11,300                           98,536 (a)
                                                                                                   1,606,136

CONTAINERS & PACKAGING - 0.2%
Ball Corp.                                                            2,116                          104,107
Bemis Company Inc.                                                    2,362                           61,199
Owens-Illinois, Inc.                                                  3,900                          143,910 (a)
Pactiv Corp.                                                          3,248                           84,610 (a)
Sealed Air Corp.                                                      3,914                           76,832
                                                                                                     470,658

DISTRIBUTORS - 0.1%
Genuine Parts Co.                                                     3,696                          140,670

DIVERSIFIED CONSUMER SERVICES - 0.2%
Apollo Group, Inc. (Class A)                                          2,900                          213,643 (a)
DeVry, Inc.                                                           1,400                           77,448
H&R Block Inc.                                                        7,492                          137,703
                                                                                                     428,794

DIVERSIFIED FINANCIAL SERVICES - 4.5%
Bank of America Corp.                                               201,429                        3,408,179
Citigroup Inc.                                                      302,906                        1,466,065 (h)
CME Group Inc.                                                        1,511                          465,675
IntercontinentalExchange, Inc.                                        1,700                          165,223 (a)
JPMorgan Chase & Co.                                                 91,550                        4,011,721 (h)
Leucadia National Corp.                                               4,400                          108,768
Moody's Corp.                                                         4,584                           93,789
NYSE Euronext                                                         6,100                          176,229
The NASDAQ OMX Group Inc.                                             3,300                           69,465 (a)
                                                                                                   9,965,114

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.                                                           136,980                        3,699,830
CenturyTel, Inc.                                                      7,100                          238,560
Frontier Communications Corp.                                         7,600                           57,304
Qwest Communications International Inc.                              34,948                          133,152
Verizon Communications Inc.                                          66,067                        1,999,848
Windstream Corp.                                                     10,643                          107,814
                                                                                                   6,236,508

ELECTRIC UTILITIES - 2.1%
Allegheny Energy, Inc.                                                4,100                          108,732
American Electric Power Comapny Inc.                                 11,125                          344,764 (h)
Duke Energy Corp.                                                    29,809                          469,194
Edison International                                                  7,742                          259,976
Entergy Corp.                                                         4,485                          358,172
Exelon Corp.                                                         15,252                          756,804
FirstEnergy Corp.                                                     7,220                          330,098
FPL Group, Inc.                                                       9,662                          533,632
Northeast Utilities                                                   4,000                           94,960
Pepco Holdings, Inc.                                                  5,300                           78,864
Pinnacle West Capital Corp.                                           2,500                           82,050
PPL Corp.                                                             8,844                          268,327
Progress Energy, Inc.                                                 6,556                          256,077
The Southern Co.                                                     18,358                          581,398
                                                                                                   4,523,048

ELECTRICAL EQUIPMENT - 0.4%
Emerson Electric Co.                                                 17,338                          694,907
Rockwell Automation, Inc.                                             3,368                          143,477
                                                                                                     838,384

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
Agilent Technologies, Inc.                                            7,985                          222,223 (a)
Amphenol Corp. (Class A)                                              4,100                          154,488
Corning Inc.                                                         36,439                          557,881
FLIR Systems, Inc.                                                    3,600                          100,692 (a)
Jabil Circuit, Inc.                                                   4,700                           63,027
Molex Inc.                                                            3,450                           72,036
                                                                                                   1,170,347

ENERGY EQUIPMENT & SERVICES - 1.9%
Baker Hughes Inc.                                                     7,250                          309,285
BJ Services Co.                                                       7,100                          137,953
Cameron International Corp.                                           5,200                          196,664 (a)
Diamond Offshore Drilling, Inc.                                       1,600                          152,832
ENSCO International Inc.                                              3,400                          144,636
FMC Technologies, Inc.                                                2,743                          143,294 (a)
Halliburton Co.                                                      21,091                          571,988
Nabors Industries Ltd.                                                6,900                          144,210 (a)
National Oilwell Varco, Inc.                                          9,800                          422,674 (a)
Rowan Companies, Inc.                                                 2,677                           61,758
Schlumberger Ltd.                                                    27,833                        1,658,847
Smith International, Inc.                                             5,200                          149,240
                                                                                                   4,093,381

FOOD & STAPLES RETAILING - 2.8%
Costco Wholesale Corp.                                               10,017                          565,560
CVS Caremark Corp.                                                   33,527                        1,198,255
Safeway Inc.                                                         10,000                          197,200
SUPERVALU, Inc.                                                       5,113                           77,002
Sysco Corp.                                                          13,744                          341,538
The Kroger Co.                                                       15,366                          317,154
Walgreen Co.                                                         22,913                          858,550
Wal-Mart Stores, Inc.                                                50,287                        2,468,589
Whole Foods Market, Inc.                                              3,300                          100,617 (a)
                                                                                                   6,124,465

FOOD PRODUCTS - 1.6%
Archer-Daniels-Midland Co.                                           14,986                          437,891
Campbell Soup Co.                                                     4,315                          140,755
ConAgra Foods, Inc.                                                  10,568                          229,114
Dean Foods Co.                                                        3,700                           65,823 (a)
General Mills, Inc.                                                   7,481                          481,627
HJ Heinz Co.                                                          7,397                          294,031
Hormel Foods Corp.                                                    1,700                           60,384
Kellogg Co.                                                           5,990                          294,888
Kraft Foods Inc. (Class A)                                           34,090                          895,544
McCormick & Company Inc.                                              3,200                          108,608
Sara Lee Corp.                                                       16,357                          182,217
The Hershey Co.                                                       3,984                          154,818
The JM Smucker Co.                                                    2,717                          144,028
Tyson Foods, Inc. (Class A)                                           7,300                           92,199
                                                                                                   3,581,927

GAS UTILITIES - 0.1%
EQT CORP.                                                             2,914                          124,136
Nicor Inc.                                                            1,143                           41,822
Questar Corp.                                                         4,000                          150,240
                                                                                                     316,198

HEALTHCARE EQUIPMENT & SUPPLIES - 1.9%
Baxter International Inc.                                            13,929                          794,092 (h)
Becton Dickinson & Co.                                                5,488                          382,788
Boston Scientific Corp.                                              34,543                          365,810 (a)
CareFusion Corp.                                                      4,375                           95,375 (a)
CR Bard, Inc.                                                         2,302                          180,960
DENTSPLY International Inc.                                           3,500                          120,890
Hospira, Inc.                                                         3,739                          166,759 (a)
Intuitive Surgical, Inc.                                                860                          225,535 (a)
Medtronic, Inc.                                                      25,632                          943,258
St Jude Medical, Inc.                                                 8,092                          315,669 (a)
Stryker Corp.                                                         6,452                          293,114
Varian Medical Systems, Inc.                                          3,000                          126,390 (a)
Zimmer Holdings, Inc.                                                 5,100                          272,595 (a)
                                                                                                   4,283,235

HEALTHCARE PROVIDERS & SERVICES - 2.0%
Aetna Inc.                                                           10,008                          278,523
AmerisourceBergen Corp.                                               6,661                          149,073
Cardinal Health, Inc.                                                 8,451                          226,487
CIGNA Corp.                                                           6,389                          179,467
Coventry Health Care, Inc.                                            3,400                           67,864 (a)
DaVita Inc.                                                           2,500                          141,600 (a)
Express Scripts, Inc.                                                 6,300                          488,754 (a)
Humana Inc.                                                           3,927                          146,477 (a)
Laboratory Corporation of America Holdings                            2,500                          164,250 (a)
McKesson Corp.                                                        6,102                          363,374
Medco Health Solutions, Inc.                                         10,966                          606,529 (a)
Patterson Companies, Inc.                                             2,100                           57,225 (a)
Quest Diagnostics Inc.                                                3,600                          187,884
Tenet Healthcare Corp.                                               10,095                           59,359 (a)
UnitedHealth Group, Inc.                                             26,876                          672,975
WellPoint, Inc.                                                      11,000                          520,960 (a)
                                                                                                   4,310,801

HEALTHCARE TECHNOLOGY - 0.0%*
IMS Health Inc.                                                       4,457                           68,415

HOTELS RESTAURANTS & LEISURE - 1.5%
Carnival Corp.                                                       10,300                          342,784
Darden Restaurants, Inc.                                              3,229                          110,206
International Game Technology                                         6,900                          148,212
Marriott International, Inc. (Class A)                                5,695                          157,125
McDonald's Corp.                                                     25,390                        1,449,007
Starbucks Corp.                                                      17,098                          353,074 (a)
Starwood Hotels & Resorts Worldwide, Inc.                             4,300                          142,029
Wyndham Worldwide Corp.                                               3,849                           62,816
Wynn Resorts Ltd.                                                     1,500                          106,335 (a)
Yum! Brands, Inc.                                                    10,829                          365,587
                                                                                                   3,237,175

HOUSEHOLD DURABLES - 0.4%
Black & Decker Corp.                                                  1,307                           60,501
DR Horton, Inc.                                                       6,500                           74,165
Fortune Brands, Inc.                                                  3,541                          152,192
Harman International Industries, Inc.                                 1,200                           40,656
KB Home                                                               1,560                           25,912
Leggett & Platt, Inc.                                                 3,900                           75,660
Lennar Corp. (Class A)                                                3,200                           45,600
Newell Rubbermaid Inc.                                                6,756                          106,002
Pulte Homes, Inc.                                                     7,435                           81,711
Snap-On Inc.                                                          1,309                           45,501
The Stanley Works                                                     1,926                           82,221
Whirlpool Corp.                                                       1,743                          121,940
                                                                                                     912,061

HOUSEHOLD PRODUCTS - 2.5%
Clorox Co.                                                            3,284                          193,165
Colgate-Palmolive Co.                                                11,572                          882,712
Kimberly-Clark Corp.                                                  9,736                          574,229 (h)
The Procter & Gamble Co.                                             67,773                        3,925,412
                                                                                                   5,575,518

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.2%
Constellation Energy Group, Inc.                                      4,703                          152,236
Dynegy Inc. (Class A)                                                12,300                           31,365 (a)
The AES Corp.                                                        15,700                          232,674 (a)
                                                                                                     416,275

INDUSTRIAL CONGLOMERATES - 2.4%
3M Co.                                                               16,280                        1,201,464
General Electric Co.                                                247,462                        4,063,326 (l)
Textron, Inc.                                                         6,325                          120,048
                                                                                                   5,384,838

INSURANCE - 2.6%
Aflac Inc.                                                           11,000                          470,140
American International Group, Inc.                                    3,025                          133,433 (a)
AON Corp.                                                             6,436                          261,881
Assurant, Inc.                                                        2,900                           92,974
Chubb Corp.                                                           8,194                          413,060
Cincinnati Financial Corp.                                            3,992                          103,752
Genworth Financial, Inc. (Class A)                                   10,800                          129,060
Hartford Financial Services Group, Inc.                               8,804                          233,306
Lincoln National Corp.                                                6,542                          169,503
Loews Corp.                                                           8,566                          293,386
Marsh & McLennan Companies, Inc.                                     11,953                          295,598
MBIA Inc.                                                             2,956                           22,939 (a)
MetLife, Inc.                                                        19,173                          729,916
Principal Financial Group, Inc.                                       7,300                          199,947
Prudential Financial, Inc.                                           10,800                          539,028
The Allstate Corp.                                                   12,286                          376,197 (h)
The Progressive Corp.                                                15,773                          261,516
The Travelers Companies, Inc.                                        13,099                          644,864
Torchmark Corp.                                                       1,872                           81,301
Unum Group                                                            7,889                          169,140
XL Capital Ltd.                                                       7,900                          137,934
                                                                                                   5,758,875

INTERNET & CATALOG RETAIL - 0.4%
Amazon.com, Inc.                                                      7,600                          709,536 (a)
Expedia, Inc.                                                         5,000                          119,750 (a)
                                                                                                     829,286

INTERNET SOFTWARE & SERVICES - 1.8%
Akamai Technologies, Inc.                                             4,100                           80,688 (a)
eBay Inc.                                                            26,000                          613,860 (a)
Google Inc. (Class A)                                                 5,579                        2,766,347 (a)
VeriSign, Inc.                                                        4,662                          110,443 (a)
Yahoo! Inc.                                                          27,489                          489,579 (a)
                                                                                                   4,060,917

IT SERVICES - 1.1%
Affiliated Computer Services, Inc. (Class A)                          2,200                          119,174 (a)
Automatic Data Processing, Inc.                                      11,780                          462,954
Cognizant Technology Solutions Corp. (Class A)                        6,800                          262,888 (a)
Computer Sciences Corp.                                               3,582                          188,807 (a)
Convergys Corp.                                                       2,500                           24,850 (a)
Fidelity National Information Services, Inc.                          4,600                          117,346
Fiserv, Inc.                                                          3,478                          167,640 (a)
Mastercard Inc. (Class A)                                             2,200                          444,730
Paychex, Inc.                                                         7,525                          218,601
The Western Union Co.                                                16,524                          312,634
Total System Services, Inc.                                           4,802                           77,360
                                                                                                   2,396,984

LEISURE EQUIPMENT & PRODUCTS - 0.1%
Eastman Kodak Co.                                                     6,475                           30,950
Hasbro, Inc.                                                          3,096                           85,914
Mattel, Inc.                                                          8,551                          157,851
                                                                                                     274,715

LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Technologies Corp.                                               4,103                          190,995 (a)
Millipore Corp.                                                       1,345                           94,594 (a)
PerkinElmer, Inc.                                                     2,910                           55,988
Thermo Fisher Scientific, Inc.                                        9,428                          411,721 (a)
Waters Corp.                                                          2,300                          128,478 (a)
                                                                                                     881,776

MACHINERY - 1.5%
Caterpillar Inc.                                                     14,132                          725,396
Cummins Inc.                                                          4,756                          213,116
Danaher Corp.                                                         6,000                          403,920
Deere & Co.                                                           9,940                          426,625
Dover Corp.                                                           4,458                          172,792
Eaton Corp.                                                           3,900                          220,701
Flowserve Corp.                                                       1,300                          128,102
Illinois Tool Works Inc.                                              8,827                          377,001
PACCAR Inc.                                                           8,303                          313,106
Pall Corp.                                                            2,878                           92,902
Parker Hannifin Corp.                                                 3,772                          195,540
                                                                                                   3,269,201

MEDIA - 2.6%
CBS Corp. (Class B)                                                  16,009                          192,908
Comcast Corp. (Class A)                                              66,558                        1,124,165
Gannett Company Inc.                                                  5,608                           70,156
Interpublic Group of Companies, Inc.                                 11,330                           85,202 (a)
Meredith Corp.                                                          598                           17,904
News Corp. (Class A)                                                 52,000                          623,480
Omnicom Group Inc.                                                    7,080                          261,535
Scripps Networks Interactive, Inc. (Class A)                          2,200                           81,290
The DIRECTV Group Inc.                                               10,300                          284,074 (a)
The McGraw-Hill Companies, Inc.                                       7,421                          186,564
The New York Times Co. (Class A)                                      2,788                           22,639
The Walt Disney Co.                                                  43,020                        1,181,329
The Washington Post Co. (Class B)                                       140                           65,531
Time Warner Cable Inc.                                                8,296                          357,475
Time Warner Inc.                                                     27,438                          789,666
Viacom, Inc. (Class B)                                               14,313                          401,337 (a)
                                                                                                   5,745,255

METALS & MINING - 0.9%
AK Steel Holding Corp.                                                2,300                           45,379
Alcoa Inc.                                                           22,640                          297,037 (h)
Allegheny Technologies Inc.                                           2,451                           85,760
Freeport-McMoRan Copper & Gold Inc.                                   9,655                          662,430
Newmont Mining Corp.                                                 11,528                          507,463
Nucor Corp.                                                           7,436                          349,566
Titanium Metals Corp.                                                 1,600                           15,344
United States Steel Corp.                                             2,965                          131,557
                                                                                                   2,094,536

MULTILINE RETAIL - 0.9%
Big Lots, Inc.                                                        1,800                           45,036 (a)
Family Dollar Stores, Inc.                                            3,400                           89,760
JC Penney Company Inc.                                                5,287                          178,436
Kohl's Corp.                                                          7,200                          410,760 (a)
Macy's, Inc.                                                          9,730                          177,962
Nordstrom, Inc.                                                       3,792                          115,808
Sears Holdings Corp.                                                  1,219                           79,613 (a)
Target Corp.                                                         17,449                          814,519
                                                                                                   1,911,894

MULTI-UTILITIES - 1.3%
Ameren Corp.                                                          5,042                          127,462
Centerpoint Energy, Inc.                                              8,618                          107,122
CMS Energy Corp.                                                      5,500                           73,700
Consolidated Edison, Inc.                                             6,507                          266,397
Dominion Resources, Inc.                                             13,900                          479,550
DTE Energy Co.                                                        3,766                          132,337
Integrys Energy Group, Inc.                                           1,831                           65,715
NiSource Inc.                                                         6,715                           93,271
PG&E Corp.                                                            8,754                          354,449
Public Service Enterprise Group Inc.                                 11,592                          364,452
SCANA Corp.                                                           2,400                           83,760
Sempra Energy                                                         5,775                          287,653
TECO Energy, Inc.                                                     5,300                           74,624
Wisconsin Energy Corp.                                                2,700                          121,959
Xcel Energy, Inc.                                                    10,780                          207,407
                                                                                                   2,839,858

OFFICE ELECTRONICS - 0.1%
Xerox Corp.                                                          20,590                          159,367

OIL, GAS & CONSUMABLE FUELS - 9.7%
Anadarko Petroleum Corp.                                             11,356                          712,362
Apache Corp.                                                          7,848                          720,682
Cabot Oil & Gas Corp.                                                 2,500                           89,375
Chesapeake Energy Corp.                                              14,800                          420,320
Chevron Corp.                                                        46,658                        3,286,123
ConocoPhillips                                                       34,419                        1,554,362
Consol Energy Inc.                                                    4,300                          193,973
Denbury Resources, Inc.                                               6,100                           92,293 (a)
Devon Energy Corp.                                                   10,292                          692,960
El Paso Corp.                                                        16,582                          171,126
EOG Resources, Inc.                                                   5,900                          492,709
Exxon Mobil Corp.                                                   111,660                        7,660,993 (h)
Hess Corp.                                                            6,670                          356,578 (h)
Marathon Oil Corp.                                                   16,542                          527,690
Massey Energy Co.                                                     1,800                           50,202
Murphy Oil Corp.                                                      4,500                          259,065
Noble Energy, Inc.                                                    4,100                          270,436
Occidental Petroleum Corp.                                           18,779                        1,472,274
Peabody Energy Corp.                                                  6,079                          226,260
Pioneer Natural Resources Co.                                         2,600                           94,354
Range Resources Corp.                                                 3,700                          182,632
Southwestern Energy Co.                                               8,100                          345,708 (a)
Spectra Energy Corp.                                                 15,177                          287,452
Sunoco, Inc.                                                          2,876                           81,822
Tesoro Corp.                                                          3,300                           49,434
The Williams Companies Inc.                                          13,386                          239,208
Valero Energy Corp.                                                  12,500                          242,375
XTO Energy Inc.                                                      13,641                          563,646
                                                                                                  21,336,414

PAPER & FOREST PRODUCTS - 0.2%
International Paper Co.                                              10,075                          223,967
MeadWestvaco Corp.                                                    4,100                           91,471
Weyerhaeuser Co.                                                      4,766                          174,674
                                                                                                     490,112

PERSONAL PRODUCTS - 0.2%
Avon Products, Inc.                                                  10,028                          340,551
The Estee Lauder Companies Inc. (Class A)                             2,800                          103,824
                                                                                                     444,375

PHARMACEUTICALS - 6.8%
Abbott Laboratories                                                  35,904                        1,776,171 (h)
Allergan, Inc.                                                        7,055                          400,442
Bristol-Myers Squibb Co.                                             45,818                        1,031,821 (h)
Eli Lilly & Co.                                                      23,343                          771,019
Forest Laboratories, Inc.                                             6,900                          203,136 (a)
Johnson & Johnson                                                    63,986                        3,896,108
King Pharmaceuticals, Inc.                                            5,733                           61,744 (a)
Merck & Company Inc.                                                 49,050                        1,551,451
Mylan Inc.                                                            6,765                          108,308 (a)
Pfizer Inc.                                                         157,021                        2,598,698
Schering-Plough Corp.                                                37,794                        1,067,680 (h)
Watson Pharmaceuticals, Inc.                                          2,600                           95,264 (a)
Wyeth                                                                31,054                        1,508,603 (h)
                                                                                                  15,070,445

PROFESSIONAL SERVICES - 0.1%
Dun & Bradstreet Corp.                                                1,300                           97,916
Equifax Inc.                                                          3,100                           90,334
Monster Worldwide, Inc.                                               2,700                           47,196 (a)
Robert Half International Inc.                                        3,700                           92,574
                                                                                                     328,020

REAL ESTATE INVESTMENT TRUSTS (REIT'S) - 1.1%
Apartment Investment & Management Co. (Class A) (REIT)                2,431                           35,857
AvalonBay Communities, Inc. (REIT)                                    1,901                          138,260
Boston Properties, Inc. (REIT)                                        3,200                          209,760
Developers Diversified Realty Corp. (REIT)                              290                            2,680
Equity Residential (REIT)                                             6,500                          199,550
HCP, Inc. (REIT)                                                      6,500                          186,810
Health Care REIT, Inc. (REIT)                                         2,600                          108,212
Host Hotels & Resorts, Inc. (REIT)                                   13,300                          156,541
Kimco Realty Corp. (REIT)                                             7,600                           99,104
Plum Creek Timber Company, Inc. (REIT)                                3,800                          116,432
ProLogis (REIT)                                                      10,800                          128,736
Public Storage (REIT)                                                 3,000                          225,720
Simon Property Group, Inc. (REIT)                                     6,585                          457,197
Ventas, Inc. (REIT)                                                   3,600                          138,600
Vornado Realty Trust (REIT)                                           3,514                          226,337
                                                                                                   2,429,796

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%*
CB Richard Ellis Group, Inc. (Class A)                                5,500                           64,570 (a)

ROAD & RAIL - 0.9%
Burlington Northern Santa Fe Corp.                                    6,074                          484,887
CSX Corp.                                                             9,139                          382,559
Norfolk Southern Corp.                                                8,618                          371,522
Ryder System, Inc.                                                    1,331                           51,989
Union Pacific Corp.                                                  11,637                          679,019
                                                                                                   1,969,976

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
Advanced Micro Devices, Inc.                                         13,974                           79,093 (a,h)
Altera Corp.                                                          6,900                          141,519
Analog Devices, Inc.                                                  6,900                          190,302
Applied Materials, Inc.                                              31,200                          418,080 (h)
Broadcom Corp. (Class A)                                              9,950                          305,365 (a)
Intel Corp.                                                         130,265                        2,549,286 (h)
Kla-Tencor Corp.                                                      4,000                          143,440
Linear Technology Corp.                                               5,200                          143,676
LSI Corp.                                                            14,692                           80,659 (a)
MEMC Electronic Materials, Inc.                                       5,400                           89,802 (a)
Microchip Technology Inc.                                             4,300                          113,950
Micron Technology, Inc.                                              19,154                          157,063 (a)
National Semiconductor Corp.                                          4,566                           65,157
Novellus Systems, Inc.                                                2,200                           46,156 (a)
Nvidia Corp.                                                         13,100                          196,893 (a)
Teradyne, Inc.                                                        3,600                           33,300 (a)
Texas Instruments Inc.                                               29,151                          690,587
Xilinx, Inc.                                                          6,187                          144,900
                                                                                                   5,589,228

SOFTWARE -  4.0%
Adobe Systems Inc.                                                   12,284                          405,863 (a,h)
Autodesk, Inc.                                                        5,548                          132,042 (a)
BMC Software, Inc.                                                    4,300                          161,379 (a)
CA, Inc.                                                              9,300                          204,507
Citrix Systems, Inc.                                                  4,200                          164,766 (a)
Compuware Corp.                                                       5,600                           41,048 (a)
Electronic Arts, Inc.                                                 7,800                          148,590 (a)
Intuit, Inc.                                                          7,500                          213,750 (a)
McAfee, Inc.                                                          3,600                          157,644 (a)
Microsoft Corp.                                                     180,039                        4,661,210 (h)
Novell, Inc.                                                          7,666                           34,574 (a)
Oracle Corp.                                                         90,852                        1,893,356 (h)
Red Hat, Inc.                                                         4,500                          124,380 (a)
Salesforce.com, Inc.                                                  2,500                          142,325 (a)
Symantec Corp.                                                       18,585                          306,095 (a)
                                                                                                   8,791,529

SPECIALTY RETAIL - 1.9%
Abercrombie & Fitch Co. (Class A)                                     2,100                           69,048
AutoNation, Inc.                                                      1,886                           34,099 (a)
AutoZone, Inc.                                                          744                          108,788 (a)
Bed Bath & Beyond, Inc.                                               6,100                          228,994 (a)
Best Buy Company Inc.                                                 8,000                          300,160
GameStop Corp. (Class A)                                              4,000                          105,880 (a)
Home Depot, Inc.                                                     39,433                        1,050,495
Lowe's Companies, Inc.                                               34,102                          714,096
Ltd Brands, Inc.                                                      6,288                          106,833
Office Depot, Inc.                                                    5,400                           35,748 (a)
O'Reilly Automotive, Inc.                                             3,300                          119,262 (a)
RadioShack Corp.                                                      2,856                           47,324
Staples, Inc.                                                        16,650                          386,613
The Gap Inc.                                                         10,579                          226,391
The Sherwin-Williams Co.                                              2,363                          142,158
Tiffany & Co.                                                         3,000                          115,590
TJX Companies, Inc.                                                   9,680                          359,612
                                                                                                   4,151,091

TEXTILES APPAREL & LUXURY GOODS - 0.5%
Coach, Inc.                                                           7,500                          246,900
NIKE, Inc. (Class B)                                                  9,010                          582,947
Polo Ralph Lauren Corp. (Class A)                                     1,400                          107,268
VF Corp.                                                              2,102                          152,248
                                                                                                   1,089,363

THRIFTS & MORTGAGE FINANCE - 0.1%
Hudson City Bancorp, Inc.                                            10,600                          139,390
People's United Financial, Inc.                                       8,500                          132,260
                                                                                                     271,650

TOBACCO - 1.6%
Altria Group, Inc.                                                   47,853                          852,262
Lorillard, Inc.                                                       3,911                          290,587
Philip Morris International Inc.                                     44,979                        2,192,276
Reynolds American Inc.                                                4,000                          178,080
                                                                                                   3,513,205

TRADING COMPANIES & DISTRIBUTORS - 0.1%
Fastenal Co.                                                          3,000                          116,100
WW Grainger, Inc.                                                     1,482                          132,432
                                                                                                     248,532

WIRELESS TELECOMMUNICATION SERVICES - 0.3%
American Tower Corp. (Class A)                                        9,300                          338,520 (a)
MetroPCS Communications, Inc.                                         6,100                           57,096 (a)
Sprint Nextel Corp. (Series 1)                                       67,700                          267,415 (a)
                                                                                                     663,031

TOTAL COMMON STOCK                                                                               216,904,724
(COST $231,472,498)

-------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.1%
-------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                   76,137 (k)
(COST $113,638)

TOTAL INVESTMENTS IN SECURITIES                                                                  216,980,861
(COST $231,586,136)

-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.8%
-------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.6%
GE Money Market Fund Institutional Class                                                           3,653,502 (d,n)
0.06%

                                                                  PRINCIPAL
                                                                    AMOUNT
-------------------------------------------------------------------------------------------------------------------
Money Market Obligation Trust
0.21%                                   12/31/30                      $ 478                              478 (r)

U.S. GOVERNMENT - 0.2%
U.S. Treasury Bill
0.13%                                   12/10/09                    420,000                          419,958 (d)

TOTAL SHORT-TERM INVESTMENTS                                                                       4,073,938
(COST $4,073,878)

TOTAL INVESTMENTS                                                                                221,054,799
(COST $235,660,014)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.0)%*                                                 (22,136)

                                                                                                --------------
NET ASSETS  - 100.0%                                                                            $221,032,663
                                                                                                ==============


-------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------------

The GEI S&P 500 Fund Index had the following long futures contracts open at September 30, 2009 (unaudited)

                                                               NUMBER           CURRENT NOTIONAL              UNREALIZED
DESCRIPTION                        EXPIRATION DATE          OF CONTRACTS              VALUE          (APPRECIATION/DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Emini Index Futures          December 2009               87                $4,580,115                  $ 68,095


                       GEI PREMIER GROWTH EQUITY

         SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                NUMBER OF SHARES                       VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.2%+
---------------------------------------------------------------------------------------------------------------------

BEVERAGES - 3.6%
PepsiCo, Inc.                                                        30,119                        $ 1,766,781

BIOTECHNOLOGY - 5.6%
Amgen Inc.                                                           33,393                          2,011,260 (a)
Gilead Sciences, Inc.                                                16,631                            774,672 (a)
                                                                                                     2,785,932

CAPITAL MARKETS - 7.4%
State Street Corp.                                                   37,322                          1,963,137 (e)
The Goldman Sachs Group, Inc                                          9,167                          1,689,936
                                                                                                     3,653,073

CHEMICALS - 2.7%
Monsanto Co.                                                         17,024                          1,317,658

COMMERCIAL SERVICES & SUPPLIES - 2.1%
Iron Mountain Inc.                                                   39,941                          1,064,827 (a)

COMMUNICATIONS EQUIPMENT - 9.5%
Cisco Systems, Inc.                                                  72,024                          1,695,445 (a,h)
QUALCOMM Inc.                                                        45,834                          2,061,613
Research In Motion Ltd.                                              13,620                            920,031 (a)
                                                                                                     4,677,089

DIVERSIFIED FINANCIAL SERVICES - 3.6%
CME Group Inc.                                                        5,762                          1,775,791

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.4%
Corning Inc.                                                         63,512                            972,369
Molex Inc. (Class A)                                                 37,976                            713,569 (h)
                                                                                                     1,685,938

ENERGY EQUIPMENT & SERVICES - 6.7%
Schlumberger Ltd.                                                    28,810                          1,717,076
Transocean Ltd.                                                      18,333                          1,568,021 (a)
                                                                                                     3,285,097

HEALTHCARE EQUIPMENT & SUPPLIES - 1.6%
Medtronic, Inc.                                                      21,476                            790,317

HEALTHCARE PROVIDERS & SERVICES - 5.6%
Express Scripts, Inc.                                                13,095                          1,015,910 (a)
Lincare Holdings Inc.                                                30,119                            941,219 (a)
VCA Antech, Inc.                                                     30,120                            809,927 (a)
                                                                                                     2,767,056

HOTELS RESTAURANTS & LEISURE - 1.9%
Carnival Corp.                                                       28,155                            936,998

INSURANCE - 2.2%
Aflac Inc.                                                           25,536                          1,091,409

INTERNET SOFTWARE & SERVICES - 3.5%
Baidu, Inc ADR                                                        1,653                            646,406 (a)
eBay Inc.                                                            45,179                          1,066,676 (a)
                                                                                                     1,713,082

IT SERVICES - 8.5%
Paychex, Inc.                                                        34,703                          1,008,122
The Western Union Co.                                               110,001                          2,081,219
Visa, Inc. (Class A)                                                 15,714                          1,085,995
                                                                                                     4,175,336

MACHINERY - 2.9%
Dover Corp.                                                          37,322                          1,446,601

MEDIA - 10.0%
Comcast Corp. (Class A)                                              82,500                          1,326,600
Liberty Global, Inc. (Series C)                                      61,548                          1,382,368 (a)
Liberty Media Corp - Entertainment (Series A)                        70,977                          2,208,094 (a)
                                                                                                     4,917,062

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
CB Richard Ellis Group, Inc. (Class A)                               72,679                            853,251 (a)

SOFTWARE - 6.0%
Intuit, Inc.                                                         60,239                          1,716,812 (a,h)
Microsoft Corp.                                                      48,453                          1,254,448 (h)
                                                                                                     2,971,260

SPECIALTY RETAIL - 6.1%
Bed Bath & Beyond, Inc.                                              49,762                          1,868,065 (a)
Lowe's Companies, Inc.                                               53,691                          1,124,290
                                                                                                     2,992,355

WIRELESS TELECOMMUNICATION SERVICES - 2.6%
American Tower Corp. (Class A)                                       34,703                          1,263,189 (a)

TOTAL COMMON STOCK                                                                                  47,930,102
(COST $49,215,130)

---------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
---------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                      2,909 (k)
(COST $4,342)

TOTAL INVESTMENTS IN SECURITIES                                                                     47,933,011
(COST $49,219,472)

---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.1%
---------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.06%                                                                                                1,508,513 (d,n)
(COST $1,508,513)

TOTAL INVESTMENTS                                                                                   49,441,524
(COST $50,727,985)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.3)%                                                   (130,164)

                                                                                                  -------------
NET ASSETS  - 100.0%                                                                              $ 49,311,360
                                                                                                  =============


---------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------

The GEI Premier Growth Equity had the following long futures contracts open at September 30, 2009 (unaudited)

                                                                                                          UNREALIZED
                                                               NUMBER OF               CURRENT           APPRECIATION/
 DESCRIPTION                          EXPIRATION DATE          CONTRACTS            NOTIONAL VALUE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
S&P 500 Emini Index Futures           September 2009               6                  $ 315,870           $ (3,293)


                    GEI CORE VALUE EQUITY FUND

         SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                            NUMBER OF SHARES                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.1% +
-----------------------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 2.8%
Honeywell International Inc.                                                     5,512                           $ 204,771
ITT Corp.                                                                        4,236                             220,907
Rockwell Collins, Inc.                                                           3,481                             176,835
                                                                                                                   602,513

AUTOMOBILES - 0.2%
Toyota Motor Corp. ADR                                                             622                              48,871

BEVERAGES - 3.6%
Molson Coors Brewing Co. (Class B)                                               2,843                             138,397
Pepsi Bottling Group, Inc.                                                       1,160                              42,270
PepsiCo, Inc.                                                                   10,212                             599,036
                                                                                                                   779,703

BIOTECHNOLOGY - 1.8%
Amgen Inc.                                                                       6,382                             384,388 (a)

CAPITAL MARKETS - 6.2%
Ameriprise Financial, Inc.                                                       6,499                             236,109
Morgan Stanley                                                                   5,802                             179,166
State Street Corp.                                                               4,642                             244,169 (e)
The Bank of New York Mellon Corp.                                               11,024                             319,586
The Charles Schwab Corp.                                                         6,963                             133,341
The Goldman Sachs Group, Inc                                                     1,160                             213,846
                                                                                                                 1,326,217

CHEMICALS - 0.7%
Air Products & Chemicals, Inc.                                                     301                              23,352
Potash Corp of Saskatchewan Inc.                                                 1,451                             131,083
                                                                                                                   154,435

COMMERCIAL BANKS - 1.6%
US Bancorp                                                                       4,932                             107,814
Wells Fargo & Co.                                                                8,529                             240,347
                                                                                                                   348,161

COMMUNICATIONS EQUIPMENT - 0.9%
Cisco Systems, Inc.                                                              8,123                             191,215 (a,h)

COMPUTERS & PERIPHERALS - 5.2%
Hewlett-Packard Co.                                                              9,690                             457,465
International Business Machines Corp.                                            5,512                             659,290
                                                                                                                 1,116,755

DIVERSIFIED FINANCIAL SERVICES - 4.6%
Bank of America Corp.                                                           25,832                             437,077
JPMorgan Chase & Co.                                                            12,475                             546,654
                                                                                                                   983,731

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.9%
AT&T Inc.                                                                       14,506                             391,807
Verizon Communications Inc.                                                      7,543                             228,327
                                                                                                                   620,134

ELECTRIC UTILITIES - 2.1%
Edison International                                                             7,891                             264,980
Entergy Corp.                                                                    1,306                             104,297
Northeast Utilities                                                              3,481                              82,639
                                                                                                                   451,916

ELECTRICAL EQUIPMENT - 1.4%
ABB Ltd. ADR                                                                    15,086                             302,323 (a)

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.8%
Corning Inc.                                                                    10,618                             162,562

ENERGY EQUIPMENT & SERVICES - 4.1%
Halliburton Co.                                                                 10,212                             276,949
National Oilwell Varco, Inc.                                                     3,655                             157,640 (a)
Schlumberger Ltd.                                                                4,062                             242,095
Transocean Ltd.                                                                  2,495                             213,397 (a)
                                                                                                                   890,081

FOOD & STAPLES RETAILING - 0.6%
CVS Caremark Corp.                                                               3,713                             132,703

FOOD PRODUCTS - 2.7%
Archer-Daniels-Midland Co.                                                       1,915                              55,956
Kraft Foods Inc. (Class A)                                                       5,512                             144,800
McCormick & Company Inc.                                                         7,485                             254,041
Nestle S.A. ADR                                                                  2,901                             123,844
                                                                                                                   578,641

HEALTHCARE EQUIPMENT & SUPPLIES - 2.6%
Baxter International Inc.                                                          754                              42,986
Becton Dickinson & Co.                                                           2,205                             153,799
Boston Scientific Corp.                                                         16,246                             172,045 (a)
Covidien Plc                                                                     4,565                             197,482
                                                                                                                   566,312

HEALTHCARE PROVIDERS & SERVICES - 1.6%
Cardinal Health, Inc.                                                            9,516                             255,029
McKesson Corp.                                                                   1,393                              82,953
                                                                                                                   337,982

HOUSEHOLD PRODUCTS - 2.8%
Kimberly-Clark Corp.                                                               696                              41,050
The Procter & Gamble Co.                                                         9,806                             567,963
                                                                                                                   609,013

INDUSTRIAL CONGLOMERATES - 0.4%
Siemens AG ADR                                                                     903                              83,943

INSURANCE - 6.3%
ACE Ltd.                                                                         6,382                             341,182
AON Corp.                                                                        3,365                             136,922
Hartford Financial Services Group, Inc.                                          1,625                              43,062
MetLife, Inc.                                                                    7,543                             287,162
PartnerRe Ltd.                                                                   2,122                             163,267
Principal Financial Group, Inc.                                                  4,062                             111,258
Prudential Financial, Inc.                                                       4,874                             243,261
The Travelers Companies, Inc.                                                      479                              23,581
                                                                                                                 1,349,695

IT SERVICES - 2.5%
Accenture PLC                                                                      841                              31,344 (a)
Affiliated Computer Services, Inc. (Class A)                                     3,307                             179,140 (a)
The Western Union Co.                                                           17,407                             329,340
                                                                                                                   539,824

LIFE SCIENCES TOOLS & SERVICES - 0.7%
Life Technologies Corp.                                                          2,147                              99,943 (a)
Thermo Fisher Scientific, Inc.                                                     986                              43,059 (a)
                                                                                                                   143,002

MACHINERY - 2.0%
Deere & Co.                                                                      4,719                             202,539
Eaton Corp.                                                                      3,191                             180,579
Navistar International Corp.                                                       928                              34,726 (a)
                                                                                                                   417,844

MEDIA - 5.9%
Comcast Corp. (Class A)                                                          6,963                             111,965
Omnicom Group Inc.                                                              11,604                             428,652
The Walt Disney Co.                                                              6,673                             183,241
Time Warner Inc.                                                                18,857                             542,704
                                                                                                                 1,266,562

METALS & MINING - 2.8%
Allegheny Technologies Inc.                                                      3,829                             133,977
Barrick Gold Corp.                                                               3,481                             131,930
Freeport-McMoRan Copper & Gold Inc.                                              4,816                             330,426
                                                                                                                   596,333

MULTILINE RETAIL - 0.3%
Target Corp.                                                                     1,276                              59,564

MULTI-UTILITIES - 1.0%
Dominion Resources, Inc.                                                         6,382                             220,179

OIL, GAS & CONSUMABLE FUELS - 8.6%
Apache Corp.                                                                     2,147                             197,159
Chesapeake Energy Corp.                                                            961                              27,292
Chevron Corp.                                                                    3,771                             265,592
Devon Energy Corp.                                                               4,816                             324,261
Exxon Mobil Corp.                                                                7,543                             517,525 (h)
Marathon Oil Corp.                                                              10,444                             333,164
Occidental Petroleum Corp.                                                       2,321                             181,966
                                                                                                                 1,846,959

PAPER & FOREST PRODUCTS - 0.6%
Weyerhaeuser Co.                                                                 3,481                             127,579

PERSONAL PRODUCTS - 0.2%
Avon Products, Inc.                                                              1,160                              39,394

PHARMACEUTICALS - 3.9%
Abbott Laboratories                                                              1,741                              86,127
Bristol-Myers Squibb Co.                                                        14,680                             330,594
Merck & Company Inc.                                                             1,276                              40,360
Pfizer Inc.                                                                      5,338                              88,344
Wyeth                                                                            5,802                             281,861
                                                                                                                   827,286

ROAD & RAIL - 1.0%
Union Pacific Corp.                                                              3,713                             216,654

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
Intel Corp.                                                                     17,059                             333,845
Kla-Tencor Corp.                                                                 1,044                              37,438
Microchip Technology Inc.                                                        3,191                              84,561
Nvidia Corp.                                                                     2,321                              34,885 (a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                              4,082                              44,739
Texas Instruments Inc.                                                           4,932                             116,839
                                                                                                                   652,307

SOFTWARE - 3.2%
Microsoft Corp.                                                                 21,584                             558,810 (h)
Oracle Corp.                                                                     6,092                             126,957
                                                                                                                   685,767

SPECIALTY RETAIL - 1.2%
Bed Bath & Beyond, Inc.                                                          4,178                             156,842 (a)
Lowes Companies, Inc.                                                            4,642                              97,203
                                                                                                                   254,045

TEXTILES APPAREL & LUXURY GOODS - 0.1%
NIKE, Inc. (Class B)                                                               464                              30,021

TOBACCO - 1.5%
Altria Group, Inc.                                                               2,901                              51,667
Philip Morris International Inc.                                                 5,512                             268,655
                                                                                                                   320,322

WIRELESS TELECOMMUNICATION SERVICES - 0.7%
American Tower Corp. (Class A)                                                   4,294                             156,302 (a)

TOTAL COMMON STOCK                                                                                              20,421,238
(COST $19,037,764)

---------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.8%
---------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                5,309                              79,316 (m)
Industrial Select Sector SPDR Fund                                              11,783                             310,364 (m,h)

TOTAL EXCHANGE TRADED FUNDS                                                                                        389,680
(COST $514,710)

---------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
---------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                  8,515 (k)
(COST $12,709)

TOTAL INVESTMENTS IN SECURITIES                                                                                 20,819,433
(COST $19,565,183)

---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.06%                                                                                                               59,608 (d,n)
(COST $59,608)

TOTAL INVESTMENTS                                                                                               20,879,041
(COST $19,624,791)

OTHER ASSETS AND LIABILITIES , NET - 2.8%                                                                          598,236

                                                                                                              -------------
NET ASSETS  - 100.0%                                                                                          $ 21,477,277
                                                                                                              =============


---------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------------

The GEI Core Value Equity Fund had the following long futures contracts open at September 30, 2009 (unaudited)

                                                                                                                 UNREALIZED
                                                                            NUMBER OF         CURRENT           APPRECIATION/
DESCRIPTION                                              EXPIRATION DATE    CONTRACTS     NOTIONAL VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Emini Index Futures                                December 2009        10           $ 526,450            $ (1,800)


                           GEI MID-CAP EQUITY

        SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.


                                                                  NUMBER OF SHARES                  VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 99.4% +
--------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 3.6%
Alliant Techsystems, Inc.                                             19,513                    $ 1,519,087  (a,h)
Hexcel Corp.                                                          59,839                        684,558  (a)
ITT Corp.                                                             21,220                      1,106,623
                                                                                                  3,310,268

BIOTECHNOLOGY - 2.2%
Amylin Pharmaceuticals, Inc.                                          54,367                        744,284  (a)
Vertex Pharmaceuticals Inc.                                           32,291                      1,223,829  (a)
                                                                                                  1,968,113

CAPITAL MARKETS - 3.7%
Affiliated Managers Group Inc.                                        24,184                      1,572,202  (a)
Greenhill & Company Inc.                                               5,396                        483,374
Invesco Ltd.                                                          42,013                        956,216
The Charles Schwab Corp.                                              16,145                        309,177
                                                                                                  3,320,969

CHEMICALS - 3.7%
Intrepid Potash, Inc.                                                 36,362                        857,780  (a)
Monsanto Co.                                                          12,970                      1,003,878  (h)
Praxair, Inc.                                                         18,387                      1,502,034  (h)
                                                                                                  3,363,692

COMMERCIAL BANKS - 1.4%
Regions Financial Corp.                                               73,908                        458,969
SunTrust Banks, Inc.                                                  24,882                        561,089
Zions Bancorporation                                                  12,849                        230,897
                                                                                                  1,250,955

COMMERCIAL SERVICES & SUPPLIES - 2.7%
Corrections Corporation of America                                    87,771                      1,988,013  (a)
Stericycle, Inc.                                                       9,723                        471,079  (a)
                                                                                                  2,459,092

COMMUNICATIONS EQUIPMENT - 1.7%
Juniper Networks, Inc.                                                56,285                      1,520,821  (a)

COMPUTERS & PERIPHERALS - 1.3%
Synaptics Inc.                                                        48,601                      1,224,745  (a)

DIVERSIFIED FINANCIAL SERVICES - 0.7%
CME Group Inc.                                                         2,196                        676,785

ELECTRIC UTILITIES - 3.2%
ITC Holdings Corp.                                                    41,981                      1,908,036  (h)
Northeast Utilities                                                   41,663                        989,080
                                                                                                  2,897,116

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.8%
Cogent, Inc.                                                          75,474                        762,287  (a)

ENERGY EQUIPMENT & SERVICES - 3.6%
Dresser-Rand Group Inc.                                               37,392                      1,161,769  (a)
Noble Corp.                                                           22,307                        846,774
Tesco Corp.                                                           45,679                        364,518  (a)
Weatherford International Ltd.                                        45,248                        937,991  (a)
                                                                                                  3,311,052

FOOD PRODUCTS - 1.8%
McCormick & Company Inc.                                              36,432                      1,236,502  (h)
Sara Lee Corp.                                                        34,318                        382,303
                                                                                                  1,618,805

GAS UTILITIES - 0.8%
EQT CORP.                                                             16,587                        706,606


HEALTHCARE EQUIPMENT & SUPPLIES - 3.9%
DENTSPLY International Inc.                                           19,195                        662,995
Gen-Probe Inc.                                                        19,984                        828,137  (a)
Hologic, Inc.                                                         24,422                        399,056  (a)
Masimo Corp.                                                          64,881                      1,699,882  (a,h)
                                                                                                  3,590,070

HEALTHCARE PROVIDERS & SERVICES - 1.6%
Catalyst Health Solutions, Inc.                                       38,171                      1,112,685  (a)
Psychiatric Solutions, Inc.                                           13,228                        353,981  (a)
                                                                                                  1,466,666

HOTELS RESTAURANTS & LEISURE - 3.0%
Life Time Fitness, Inc.                                               18,198                        510,454  (a)
Marriott International, Inc. (Class A)                                11,483                        316,816
Penn National Gaming, Inc.                                            38,486                      1,064,523  (a)
The Cheesecake Factory Inc.                                           44,931                        832,122  (a)
                                                                                                  2,723,915

HOUSEHOLD DURABLES - 0.4%
MDC Holdings, Inc.                                                     9,723                        337,777

INDUSTRIAL CONGLOMERATES - 0.6%
McDermott International, Inc.                                         22,082                        558,012  (a)

INSURANCE - 4.9%
ACE Ltd.                                                              34,136                      1,824,911
HCC Insurance Holdings, Inc.                                          95,967                      2,624,697  (h)
                                                                                                  4,449,608

INTERNET SOFTWARE & SERVICES - 3.0%
Baidu, Inc ADR                                                         2,056                        803,999  (a)
Equinix, Inc.                                                          3,950                        363,400  (a)
MercadoLibre, Inc.                                                    40,706                      1,565,553  (a)
                                                                                                  2,732,952

IT SERVICES - 3.6%
Affiliated Computer Services, Inc. (Class A)                          29,928                      1,621,200  (a)
Cybersource Corp.                                                     35,295                        588,368  (a)
DST Systems, Inc.                                                     11,497                        515,066  (a)
Fidelity National Information Services, Inc.                          20,789                        530,327
                                                                                                  3,254,961

LIFE SCIENCES TOOLS & SERVICES - 6.4%
Covance Inc.                                                          29,736                      1,610,204  (a)
Illumina, Inc.                                                        35,311                      1,500,718  (a)
Mettler-Toledo International, Inc.                                    12,691                      1,149,678  (a,h)
Thermo Fisher Scientific, Inc.                                        36,712                      1,603,213  (a,h)
                                                                                                  5,863,813

MACHINERY - 1.7%
Harsco Corp.                                                          44,017                      1,558,642

MEDIA - 3.3%
Focus Media Holding Ltd. ADR                                          30,111                        332,425  (a)
Liberty Global, Inc. (Series C)                                       33,663                        756,071  (a)
Liberty Media Corp - Entertainment (Series A)                         25,899                        805,718  (a)
Regal Entertainment Group (Class A)                                   88,929                      1,095,605  (h)
                                                                                                  2,989,819

METALS & MINING - 0.7%
Freeport-McMoRan Copper & Gold Inc.                                    8,746                        600,063

MULTILINE RETAIL - 1.3%
Kohl's Corp.                                                          20,758                      1,184,244  (a)

MULTI-UTILITIES - 1.3%
DTE Energy Co.                                                        12,315                        432,749
SCANA Corp.                                                           22,246                        776,385
                                                                                                  1,209,134

OIL, GAS & CONSUMABLE FUELS - 3.9%
Marathon Oil Corp.                                                    28,357                        904,588
Peabody Energy Corp.                                                  19,417                        722,701
Southwestern Energy Co.                                               44,638                      1,905,150  (a,h)
                                                                                                  3,532,439

PERSONAL PRODUCTS - 2.6%
Alberto-Culver Co.                                                    52,748                      1,460,065
Mead Johnson Nutrition Co. (Class A)                                  20,209                        911,628  (a)
                                                                                                  2,371,693

PHARMACEUTICALS - 0.0%*
Sinopharm Group Co.                                                    4,252                         10,786  (a)

PROFESSIONAL SERVICES - 1.2%
HIS, Inc. (Class A)                                                   21,808                      1,115,043  (a)

REAL ESTATE INVESTMENT TRUSTS (REIT'S) - 1.0%
Douglas Emmett, Inc. (REIT)                                           40,355                        495,559
SL Green Realty Corp. (REIT)                                           8,579                        376,189
                                                                                                    871,748

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
CB Richard Ellis Group, Inc. (Class A)                               103,425                      1,214,210  (a,h)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
Hittite Microwave Corp.                                               38,749                      1,425,188  (a)
Marvell Technology Group Ltd.                                        101,980                      1,651,056  (a)
                                                                                                  3,076,244

SOFTWARE - 8.4%
Activision Blizzard, Inc.                                            138,830                      1,720,104  (a,h)
Blackboard Inc.                                                       23,653                        893,610  (a)
Citrix Systems, Inc.                                                  35,244                      1,382,622  (a)
Rovi Corp.                                                           107,209                      3,602,222  (a,h)
                                                                                                  7,598,558

SPECIALTY RETAIL - 3.8%
Bed Bath & Beyond, Inc.                                               41,670                      1,564,292  (a,h)
O'Reilly Automotive, Inc.                                             36,612                      1,323,158  (a,h)
Urban Outfitters, Inc.                                                20,198                        609,374  (a)
                                                                                                  3,496,824

TEXTILES APPAREL & LUXURY GOODS - 1.5%
Coach, Inc.                                                           40,371                      1,329,013

THRIFTS & MORTGAGE FINANCE - 1.0%
People's United Financial, Inc.                                       57,768                        898,870

WATER UTILITIES - 1.2%
American Water Works Company, Inc.                                    55,339                      1,103,460

WIRELESS TELECOMMUNICATION SERVICES - 3.2%
American Tower Corp. (Class A)                                        39,446                      1,435,834  (a)
NII Holdings, Inc.                                                    20,561                        616,419  (a)
Syniverse Holdings, Inc.                                              51,072                        893,760  (a)
                                                                                                  2,946,013

TOTAL COMMON STOCK                                                                               90,475,883
(COST $85,802,832)

--------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
--------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                  21,793  (k)
(COST $35,527)

TOTAL INVESTMENTS IN SECURITIES                                                                  90,497,676
(COST $85,835,359)

--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.0%
--------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.06%                                                                                               887,365  (d,n)
(COST $887,365)

TOTAL INVESTMENTS                                                                                91,385,041
(COST $86,722,724)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.4)%                                                (368,256)

                                                                                               -------------
NET ASSETS - 100.0%                                                                            $ 91,016,785
                                                                                               =============


------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------

The GEI Mid-Cap Equity had the following long futures contracts open at September 30, 2009 (unaudited)

                                                                                                                         UNREALIZED
                                                                                  NUMBER              CURRENT          APPRECIATION/
DESCRIPTION                                            EXPIRATION DATE         OF CONTRACTS        NOTIONAL VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
S&P Midcap 400 Emini Index Futures                      December 2009               4                 $275,680            $ (860)


                        GEI SMALL-CAP EQUITY

        SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.


                                                                           NUMBER OF                              VALUE
                                                                             SHARES
------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.1%+
------------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 1.2%
Applied Signal Technology, Inc.                                              2,700                              $ 62,829
DynCorp International, Inc. (Class A)                                        3,500                                63,000 (a)
Esterline Technologies Corp.                                                 2,583                               101,279 (a)
Teledyne Technologies Inc.                                                  11,600                               417,484 (a)
                                                                                                                 644,592

AIR FREIGHT & LOGISTICS - 0.4%
Forward Air Corp.                                                            4,685                               108,458
UTi Worldwide, Inc.                                                          9,450                               136,836
                                                                                                                 245,294

AIRLINES - 0.1%
Hawaiian Holdings, Inc.                                                      6,700                                55,342 (a)

AUTO COMPONENTS - 0.3%
Wonder Auto Technology, Inc.                                                13,430                               161,160 (a)

BEVERAGES - 0.1%
Coca-Cola Bottling Company Consolidated                                        900                                43,587

BIOTECHNOLOGY - 1.1%
Alexion Pharmaceuticals, Inc.                                                1,200                                53,448 (a)
Alkermes, Inc.                                                               8,300                                76,277 (a)
Cubist Pharmaceuticals, Inc.                                                 6,500                               131,300 (a)
Emergent Biosolutions, Inc.                                                  3,200                                56,512 (a)
Genomic Health Inc.                                                          2,400                                52,464 (a)
Martek Biosciences Corp.                                                     4,727                               106,783 (a)
Myriad Genetics, Inc.                                                        1,500                                41,100 (a)
PDL BioPharma, Inc.                                                          8,440                                66,507
                                                                                                                 584,391

BUILDING PRODUCTS - 0.1%
Ameron International Corp.                                                     500                                34,990
Armstrong World Industries, Inc.                                             1,300                                44,798 (a)
                                                                                                                  79,788

CAPITAL MARKETS - 1.6%
Affiliated Managers Group Inc.                                               3,990                               259,390 (a)
GFI Group Inc.                                                              25,900                               187,257
Raymond James Financial, Inc.                                               13,900                               323,592
Waddell & Reed Financial, Inc. (Class A)                                     3,500                                99,575
                                                                                                                 869,814

CHEMICALS - 2.6%
Arch Chemicals, Inc.                                                         9,485                               284,455
Koppers Holdings Inc.                                                        8,100                               240,165
NewMarket Corp.                                                              1,621                               150,818
Sensient Technologies Corp.                                                 24,300                               674,811
Stepan Co.                                                                   1,200                                72,096
                                                                                                               1,422,345

COMMERCIAL BANKS - 2.2%
Cullen/Frost Bankers, Inc.                                                   8,000                               413,120
Fulton Financial Corp.                                                      14,000                               103,040
Sandy Spring Bancorp, Inc.                                                   3,100                                50,468
Sterling Bancorp                                                             5,900                                42,598
SVB Financial Group                                                          7,500                               324,525 (a)
Westamerica Bancorporation                                                   4,900                               254,800
                                                                                                               1,188,551

COMMERCIAL SERVICES & SUPPLIES - 3.1%
ABM Industries Inc.                                                         17,700                               372,408
American Reprographics Co.                                                   7,500                                71,400 (a)
Bowne & Company Inc.                                                         5,779                                44,498
Copart, Inc.                                                                 4,400                               146,124 (a)
Healthcare Services Group, Inc.                                             15,200                               279,072
Herman Miller, Inc.                                                          4,800                                81,168
Ritchie Bros Auctioneers Inc.                                                5,900                               144,786
Schawk, Inc. (Class A)                                                       5,200                                60,684
SYKES Enterprises, Inc.                                                      3,100                                64,542 (a)
Waste Connections, Inc.                                                     15,400                               444,444 (a)
                                                                                                               1,709,126

COMMUNICATIONS EQUIPMENT - 1.7%
BigBand Networks, Inc.                                                      10,100                                40,501 (a)
Cogo Group, Inc.                                                             8,562                                52,399 (a)
CommScope, Inc.                                                              9,300                               278,349 (a)
Comtech Telecommunications Corp.                                             1,398                                46,442 (a)
Digi International Inc.                                                      4,900                                41,748 (a)
Ixia                                                                         6,300                                43,218 (a)
Oplink Communications, Inc.                                                  3,500                                50,820 (a)
PC-Tel Inc.                                                                 10,600                                66,250 (a)
Plantronics Inc.                                                             2,200                                58,982
Starent Networks Corp.                                                       4,963                               126,160 (a)
Viasat, Inc.                                                                 4,500                               119,610 (a)
                                                                                                                 924,479

COMPUTERS & PERIPHERALS - 0.2%
Cray Inc.                                                                    8,400                                69,972 (a)
Super Micro Computer, Inc.                                                   4,700                                39,762 (a)
                                                                                                                 109,734

CONSTRUCTION & ENGINEERING - 1.5%
Aecom Technology Corp.                                                       3,100                                84,134 (a)
Chicago Bridge & Iron Company N.V.                                          15,100                               282,068
Great Lakes Dredge & Dock Corp.                                              9,500                                66,310
Michael Baker Corp.                                                          1,165                                42,336 (a)
Quanta Services, Inc.                                                        4,500                                99,585 (a)
URS Corp.                                                                    5,825                               254,261 (a)
                                                                                                                 828,694

CONSUMER FINANCE - 0.3%
Ezcorp, Inc. (Class A)                                                       4,100                                56,006 (a)
First Cash Financial Services, Inc.                                          2,700                                46,251 (a)
Nelnet, Inc. (Class A)                                                       4,000                                49,760 (a)
                                                                                                                 152,017

CONTAINERS & PACKAGING - 1.5%
AEP Industries, Inc.                                                         1,700                                67,830 (a)
Aptargroup, Inc.                                                            10,600                               396,016
Packaging Corporation of America                                            12,600                               257,040
Rock-Tenn Co. (Class A)                                                      1,600                                75,376
                                                                                                                 796,262

DISTRIBUTORS - 0.9%
LKQ Corp.                                                                   26,700                               495,018 (a)

DIVERSIFIED CONSUMER SERVICES - 2.2%
American Public Education, Inc.                                              4,700                               163,278 (a)
Brink's Home Security Holdings, Inc.                                         5,750                               177,042 (a)
K12, Inc.                                                                   12,000                               197,760 (a)
Lincoln Educational Services Corp.                                           4,900                               112,112 (a)
Matthews International Corp. (Class A)                                      11,400                               403,332
Pre-Paid Legal Services, Inc.                                                  700                                35,560 (a)
Stewart Enterprises, Inc. (Class A)                                         23,600                               123,428
Universal Technical Institute, Inc.                                            700                                13,790 (a)
                                                                                                               1,226,302

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Alaska Communications Systems Group Inc.                                     5,400                                49,950
tw telecom inc. (Class A)                                                    3,700                                49,765 (a)
                                                                                                                  99,715

ELECTRIC UTILITIES - 0.7%
IDACORP, Inc.                                                               13,800                               397,302

ELECTRICAL EQUIPMENT - 0.9%
Baldor Electric Co.                                                          7,100                               194,114
Brady Corp. (Class A)                                                        3,500                               100,520
SunPower Corp. (Class A)                                                     1,800                                53,802 (a)
Woodward Governor Co.                                                        4,800                               116,448
                                                                                                                 464,884

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.7%
Benchmark Electronics, Inc.                                                  6,485                               116,730 (a)
CPI International, Inc.                                                      5,004                                55,995 (a)
FARO Technologies, Inc.                                                      6,600                               113,388 (a)
National Instruments Corp.                                                   9,400                               259,722
Newport Corp.                                                               21,200                               185,712 (a)
Trimble Navigation Ltd.                                                      7,100                               169,761 (a)
                                                                                                                 901,308

ENERGY EQUIPMENT & SERVICES - 3.5%
Cal Dive International, Inc.                                                 5,500                                54,395 (a)
Dril-Quip, Inc.                                                              9,800                               486,472 (a)
Geokinetics Inc.                                                             3,000                                63,600 (a)
Gulf Island Fabrication, Inc.                                                1,600                                29,984
Oceaneering International, Inc.                                              4,753                               269,733 (a)
Oil States International, Inc.                                              16,400                               576,132 (a)
Parker Drilling Company.                                                     8,900                                48,594 (a)
Pioneer Drilling Co.                                                        11,900                                87,346 (a)
Superior Energy Services, Inc.                                              12,300                               276,996 (a)
                                                                                                               1,893,252

FOOD & STAPLES RETAILING - 0.6%
Ruddick Corp.                                                                7,100                               189,002
Spartan Stores, Inc.                                                         7,500                               105,975
Weis Markets, Inc.                                                           1,500                                47,925
                                                                                                                 342,902

FOOD PRODUCTS - 3.8%
Cal-Maine Foods, Inc.                                                        1,500                                40,155
Darling International Inc,                                                  41,575                               305,576 (a)
Del Monte Foods Co.                                                         40,700                               471,306
J&J Snack Foods Corp.                                                        1,400                                60,466
Lancaster Colony Corp.                                                       1,000                                51,270
Lance, Inc.                                                                  8,500                               219,470
Ralcorp Holdings, Inc.                                                       3,600                               210,492 (a)
Smart Balance, Inc.                                                         11,800                                72,452 (a)
Smithfield Foods, Inc.                                                      26,650                               367,770 (a)
The Hain Celestial Group, Inc.                                              14,200                               272,214 (a)
                                                                                                               2,071,171

HEALTHCARE EQUIPMENT & SUPPLIES - 4.8%
Align Technology Inc.                                                        5,300                                75,366 (a)
American Medical Systems Holdings, Inc.                                     18,800                               318,096 (a)
ev3, Inc.                                                                    8,300                               102,173 (a)
Gen-Probe Inc.                                                               3,100                               128,464 (a)
Haemonetics Corp.                                                            1,700                                95,404 (a)
Immucor, Inc.                                                                6,375                               112,837 (a)
Integra LifeSciences Holdings Corp.                                          8,300                               283,445 (a)
Masimo Corp.                                                                 7,100                               186,020 (a)
Medical Action Industries, Inc.                                             22,600                               272,782 (a)
Meridian Bioscience, Inc.                                                    8,300                               207,583
Merit Medical Systems, Inc.                                                  3,000                                51,990 (a)
NuVasive, Inc.                                                               2,385                                99,598 (a)
SonoSite, Inc.                                                               4,700                               124,362 (a)
SurModics, Inc.                                                              3,500                                86,100 (a)
Teleflex Inc.                                                                3,030                               146,379
West Pharmaceutical Services, Inc.                                           7,100                               288,331
Zoll Medical Corp.                                                           1,000                                21,520 (a)
                                                                                                               2,600,450

HEALTHCARE PROVIDERS & SERVICES - 6.4%
Amedisys, Inc.                                                               2,563                               111,824 (a)
AMN Healthcare Services, Inc.                                                3,000                                28,530 (a)
Bio-Reference Laboratories, Inc.                                             9,600                               330,240 (a)
Continucare Corp.                                                           16,700                                50,434 (a)
Corvel Corp.                                                                   505                                14,342 (a)
Emergency Medical Services Corp. (Class A)                                   1,300                                60,450 (a)
Genoptix, Inc.                                                               1,400                                48,692 (a)
Gentiva Health Services, Inc.                                                2,700                                67,527 (a)
Healthways, Inc.                                                            13,200                               202,224 (a)
HMS Holdings Corp.                                                          15,400                               588,742 (a)
inVentiv Health, Inc.                                                       11,600                               194,068 (a)
IPC The Hospitalist Company, Inc.                                            2,600                                81,770 (a)
Mednax, Inc.                                                                11,200                               615,104 (a)
Molina Healthcare, Inc.                                                     14,500                               300,005 (a)
National Healthcare Corp.                                                      800                                29,832
Owens & Minor, Inc.                                                          9,100                               411,775
RehabCare Group, Inc.                                                        2,200                                47,718 (a)
Sun Healthcare Group, Inc.                                                  19,773                               170,839 (a)
VCA Antech, Inc.                                                             5,900                               158,651 (a)
                                                                                                               3,512,767

HEALTHCARE TECHNOLOGY - 1.3%
athenahealth, Inc.                                                           2,800                               107,436 (a)
Computer Programs & Systems, Inc.                                            8,400                               347,844
Eclipsys Corp.                                                               3,085                                59,540 (a)
MedAssets, Inc.                                                              7,800                               176,046 (a)
SXC Health Solutions Corp.                                                     100                                 4,679 (a)
                                                                                                                 695,545

HOTELS RESTAURANTS & LEISURE - 1.4%
Bally Technologies, Inc.                                                     1,400                                53,718 (a)
Cracker Barrel Old Country Store, Inc.                                       8,000                               275,200
Denny's Corp.                                                               36,880                                98,101 (a)
Dover Downs Gaming & Entertainment, Inc.                                     8,700                                49,590
Isle of Capri Casinos, Inc.                                                  3,500                                41,265 (a)
Pinnacle Entertainment, Inc.                                                 5,800                                59,102 (a)
Shuffle Master, Inc.                                                         8,800                                82,896 (a)
Wendy's/Arby's Group, Inc.                                                  25,600                               121,088
                                                                                                                 780,960

HOUSEHOLD DURABLES - 1.1%
Jarden Corp.                                                                19,600                               550,172 (a)
Tupperware Brands Corp.                                                      1,500                                59,880
                                                                                                                 610,052

HOUSEHOLD PRODUCTS - 0.4%
WD-40 Co.                                                                    7,100                               201,640

INSURANCE - 3.9%
Alleghany Corp.                                                                725                               187,811 (a)
Allied World Assurance Company Holdings Ltd.                                 5,900                               282,787
Argo Group International Holdings Ltd.                                       7,800                               262,704 (a)
Arthur J Gallagher & Co.                                                     7,100                               173,027
First Mercury Financial Corp.                                               11,930                               158,908 (a)
HCC Insurance Holdings, Inc.                                                22,200                               607,170
National Interstate Corp.                                                    5,000                                87,500
Navigators Group, Inc.                                                       5,900                               324,500 (a)
Tower Group, Inc.                                                            1,600                                39,024
                                                                                                               2,123,431

INTERNET & CATALOG RETAIL - 0.3%
priceline.com Inc.                                                             900                               149,238 (a)

INTERNET SOFTWARE & SERVICES - 1.3%
Art Technology Group, Inc.                                                  10,800                                41,688 (a)
comScore, Inc.                                                               7,100                               127,871 (a)
Constant Contact, Inc.                                                       5,900                               113,575 (a)
j2 Global Communications, Inc.                                               4,187                                96,343 (a)
NIC Inc.                                                                    11,800                               104,902
Omniture, Inc.                                                               5,900                               126,496 (a)
Vocus, Inc.                                                                  5,900                               123,251 (a)
                                                                                                                 734,126

IT SERVICES - 2.5%
CACI International Inc. (Class A)                                            1,300                                61,451 (a)
CSG Systems International, Inc.                                              1,800                                28,818 (a)
Global Cash Access Holdings, Inc.                                           32,200                               235,382 (a)
iGate Corp.                                                                 13,437                               115,289
NeuStar, Inc. (Class A)                                                      7,058                               159,511 (a)
RightNow Technologies, Inc.                                                  6,500                                93,860 (a)
Sapient Corp.                                                                9,300                                74,772 (a)
SRA International Inc. (Class A)                                             5,600                               120,904 (a)
TeleTech Holdings Inc.                                                       3,400                                58,004 (a)
VeriFone Holdings, Inc.                                                     11,800                               187,502 (a)
Virtusa Corp.                                                                9,085                                86,217 (a)
Wright Express Corp.                                                         4,700                               138,697 (a)
                                                                                                               1,360,407

LEISURE EQUIPMENT & PRODUCTS - 0.5%
Polaris Industries, Inc.                                                     6,600                               269,148

LIFE SCIENCES TOOLS & SERVICES - 3.1%
Affymetrix Inc.                                                              6,000                                52,680 (a)
Bio-Rad Laboratories, Inc  (Class A)                                         3,300                               303,204 (a)
Bruker Corp.                                                                28,670                               305,909 (a)
Cambrex Corp.                                                                5,400                                34,020 (a)
Dionex Corp.                                                                 1,900                               123,443 (a)
ICON PLC ADR                                                                15,000                               367,350 (a)
Luminex Corp.                                                                7,128                               121,176 (a)
Mettler-Toledo International, Inc.                                           2,400                               217,416 (a)
Techne Corp.                                                                 3,100                               193,905
                                                                                                               1,719,103

MACHINERY - 5.9%
AGCO Corp.                                                                   9,375                               259,031 (a)
Cascade Corp.                                                                9,150                               244,671
Chart Industries, Inc.                                                       3,252                                70,211 (a)
CLARCOR, Inc.                                                               10,000                               313,600
Flowserve Corp.                                                              1,675                               165,055
Harsco Corp.                                                                 6,100                               216,001
IDEX Corp.                                                                  13,500                               377,325
Kaydon Corp.                                                                 7,100                               230,182
Kennametal, Inc.                                                             4,700                               115,667
Lincoln Electric Holdings, Inc.                                              1,200                                56,940
Middleby Corp.                                                               2,525                               138,900 (a)
Mueller Industries, Inc.                                                     5,500                               131,285
Nordson Corp.                                                                4,375                               245,394
RBC Bearings Inc.                                                            7,100                               165,643 (a)
Tennant Co.                                                                  2,000                                58,120
Timken Co.                                                                   7,775                               182,168
Trinity Industries, Inc.                                                    15,525                               266,875
                                                                                                               3,237,068

MEDIA - 3.5%
Arbitron, Inc.                                                              15,800                               328,008
Interactive Data Corp.                                                      26,400                               691,944
John Wiley & Sons, Inc. (Class A)                                           17,300                               601,694
Morningstar, Inc.                                                            6,000                               291,360 (a)
                                                                                                               1,913,006

METALS & MINING - 1.2%
Commercial Metals Co.                                                       15,800                               282,820
Compass Minerals International, Inc.                                         6,000                               369,720
                                                                                                                 652,540

MULTI-UTILITIES - 0.5%
OGE Energy Corp.                                                             8,170                               270,264

OFFICE ELECTRONICS - 0.3%
Zebra Technologies Corp. (Class A)                                           6,100                               158,173 (a)

OIL, GAS & CONSUMABLE FUELS - 3.0%
Comstock Resources, Inc.                                                     3,500                               140,280 (a)
CVR Energy, Inc.                                                             3,900                                48,516 (a)
Encore Acquisition Co.                                                       5,900                               220,660 (a)
Goodrich Petroleum Corp.                                                     4,700                               121,307 (a)
James River Coal Co.                                                        10,775                               205,910 (a)
Plains Exploration & Production Co.                                          7,100                               196,386 (a)
St Mary Land & Exploration Co.                                              10,900                               353,814
USEC Inc.                                                                   13,295                                62,354 (a)
Whiting Petroleum Corp.                                                      4,700                               270,626 (a)
                                                                                                               1,619,853

PERSONAL PRODUCTS - 1.8%
Alberto-Culver Co.                                                          15,400                               426,272
Bare Escentuals, Inc.                                                       11,800                               140,302 (a)
Chattem, Inc.                                                                6,650                               441,626 (a)
                                                                                                               1,008,200

PHARMACEUTICALS - 0.4%
Caraco Pharmaceutical Laboratories Ltd.                                      6,900                                35,121 (a)
Questcor Pharmaceuticals, Inc.                                               9,200                                50,784 (a)
The Medicines Co.                                                            5,743                                63,230 (a)
Viropharma Inc.                                                              9,100                                87,542 (a)
                                                                                                                 236,677

PROFESSIONAL SERVICES - 0.8%
Administaff, Inc.                                                            4,200                               110,334
CoStar Group, Inc.                                                           3,900                               160,758 (a)
HIS, Inc. (Class A)                                                          2,400                               122,712 (a)
Watson Wyatt Worldwide, Inc. (Class A)                                       1,000                                43,560
                                                                                                                 437,364

REAL ESTATE INVESTMENT TRUSTS (REIT'S) - 2.9%
BioMed Realty Trust, Inc. (REIT)                                            27,200                               375,360
Digital Realty Trust, Inc. (REIT)                                            7,500                               342,825
DuPont Fabros Technology, Inc. (REIT)                                        8,000                               106,640
Healthcare Realty Trust Inc. (REIT)                                         17,700                               374,001
Omega Healthcare Investors, Inc. (REIT)                                     25,600                               410,112
                                                                                                               1,608,938

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
FirstService Corp.                                                           5,900                               113,398 (a)

ROAD & RAIL - 1.7%
Genesee & Wyoming Inc. (Class A)                                            17,200                               521,504 (a)
Landstar System, Inc.                                                        3,500                               133,210
Old Dominion Freight Line, Inc.                                              9,600                               292,128 (a)
                                                                                                                 946,842

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
Applied Micro Circuits Corp.                                                 6,800                                67,932 (a)
Cabot Microelectronics Corp.                                                 1,500                                52,290 (a)
Ceva, Inc.                                                                   4,407                                47,375 (a)
FEI Co.                                                                      2,400                                59,160 (a)
IXYS Corp.                                                                   5,466                                46,516
Microsemi Corp.                                                             17,100                               270,009 (a)
Rudolph Technologies, Inc.                                                  23,600                               174,640 (a)
Semtech Corp.                                                               16,200                               275,562 (a)
Standard Microsystems Corp.                                                  2,100                                48,741 (a)
Tessera Technologies, Inc.                                                   1,900                                52,991 (a)
Varian Semiconductor Equipment Associates, Inc.                              4,300                               141,212 (a)
Zoran Corp.                                                                  4,800                                55,296 (a)
                                                                                                               1,291,724

SOFTWARE - 5.9%
ACI Worldwide, Inc.                                                          5,700                                86,241 (a)
Actuate Corp.                                                               14,800                                85,544 (a)
AsiaInfo Holdings, Inc.                                                      3,500                                69,895 (a)
Blackbaud, Inc.                                                             19,900                               461,680
Blackboard Inc.                                                              6,000                               226,680 (a)
Concur Technologies, Inc.                                                    3,500                               139,160 (a)
Factset Research Systems, Inc.                                               1,900                               125,856
Informatica Corp.                                                            4,000                                90,320 (a)
Interactive Intelligence, Inc.                                               5,600                               107,016 (a)
Jack Henry & Associates, Inc.                                                7,100                               166,637
Micros Systems Inc.                                                         14,000                               422,660 (a)
NetSuite, Inc.                                                               7,100                               108,630 (a)
Parametric Technology Corp.                                                 26,900                               371,758 (a)
Pegasystems Inc.                                                             3,900                               134,667
S1 Corp.                                                                     5,100                                31,518 (a)
Solera Holdings, Inc.                                                       10,400                               323,544 (a)
Symyx Technologies                                                          13,200                                87,384 (a)
Ultimate Software Group, Inc.                                                7,100                               203,912 (a)
                                                                                                               3,243,102

SPECIALTY RETAIL - 3.6%
Aaron Rents, Inc. (Class B)                                                 16,600                               438,240
Aeropostale, Inc.                                                            9,300                               404,271 (a)
American Eagle Outfitters, Inc.                                             12,100                               204,006
JOS A Bank Clothiers, Inc.                                                   1,400                                62,678 (a)
Systemax Inc.                                                                4,132                                50,121 (a)
The Buckle, Inc.                                                            12,100                               413,094
The Men's Wearhouse, Inc.                                                    1,600                                39,520
Tractor Supply Co.                                                           6,020                               291,488 (a)
Ulta Salon, Cosmetics & Fragrance, Inc.                                      4,700                                77,597 (a)
                                                                                                               1,981,015

TEXTILES APPAREL & LUXURY GOODS - 1.1%
Columbia Sportswear Co.                                                      5,100                               209,916
Deckers Outdoor Corp.                                                        2,523                               214,077 (a)
Fossil, Inc.                                                                 2,400                                68,280 (a)
True Religion Apparel, Inc.                                                  1,800                                46,674 (a)
Wolverine World Wide Inc.                                                    2,200                                54,648
                                                                                                                 593,595

TRADING COMPANIES & DISTRIBUTORS - 0.3%
Applied Industrial Technologies, Inc.                                        4,500                                95,220
Textainer Group Holdings Ltd.                                                3,500                                56,035
                                                                                                                 151,255

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Syniverse Holdings, Inc.                                                     2,300                                40,250 (a)

TOTAL COMMON STOCK                                                                                            51,967,161
(COST $53,534,159)

-------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
-------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                   11 (k)
(COST $16)

TOTAL INVESTMENTS IN SECURITIES                                                                               51,967,172
(COST $53,534,175)

-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.7%
-------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.06%                                                                                                          3,125,191 (d,n)
(COST $3,125,191)

TOTAL INVESTMENTS                                                                                             55,092,363
(COST $56,659,366)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.8)%                                                             (442,997)
                                                                                                             ------------
NET ASSETS  - 100.0%                                                                                         $54,649,366
                                                                                                             ============

---------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------------
The GEI Small-Cap Equity Fund had the following written options contracts open at September 30, 2009 (unaudited)

CALL OPTIONS                                   EXPIRATION DATE       STRIKE PRICE      NUMBER OF CONTRACTS       VALUE
---------------------------------------------------------------------------------------------------------------------------
Jarden Corp.                                     October 2009             23                   13              $ (7,150)


                         GEI INTERNATIONAL EQUITY

           SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.


                                                                    NUMBER OF
                                                                     SHARES                               VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.6% +
------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 3.3%
Brambles Ltd.                                                        55,448                            $ 395,400
Paladin Energy Ltd.                                                  33,044                              131,233 (a)
Telstra Corporation Ltd.                                             34,626                               99,929
                                                                                                         626,562

BRAZIL - 2.2%
Petroleo Brasileiro S.A. ADR                                          4,714                              185,307 (h)
Vale S.A.                                                            11,289                              231,537 (h)
                                                                                                         416,844

CANADA - 2.6%
Kinross Gold Corp.                                                    3,496                               75,992
Potash Corp of Saskatchewan Inc.                                      2,682                              242,687
Research In Motion Ltd.                                               1,794                              120,982 (a)
Suncor Energy Inc.                                                    1,264                               44,045
                                                                                                         483,706

CHILE - 0.3%
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                1,628                               63,704

CHINA - 0.8%
China Mobile Ltd.                                                     8,490                               82,709
China South Locomotive and Rolling Stock Corp.                      120,860                               70,176
                                                                                                         152,885

DENMARK - 0.3%
G4S PLC                                                              15,571                               55,030

FINLAND - 0.5%
Nokia OYJ                                                             6,551                               96,235

FRANCE - 16.0%
Alstom S.A.                                                             864                               62,981 (h)
AXA S.A.                                                              6,825                              184,558 (h)
BNP Paribas                                                           6,771                              540,385 (h)
Cie Generale d'Optique Essilor International S.A.                     5,547                              315,768
Credit Agricole S.A.                                                 16,833                              351,356
GDF Suez                                                              1,567                               69,505
Groupe Danone                                                         4,801                              288,986 (h)
Schneider Electric S.A.                                                 364                               36,850
Total S.A.                                                            6,205                              368,281
Veolia Environnement                                                  8,850                              338,795 (h)
Vinci S.A.                                                            2,592                              146,472 (h)
Vivendi                                                               9,499                              293,592
                                                                                                       2,997,529

GERMANY - 9.6%
Adidas AG                                                             2,290                              121,072
Bayer AG                                                              5,080                              351,594
Daimler AG (Regd.)                                                    1,815                               91,276
Deutsche Boerse AG                                                    1,978                              161,476
E.ON AG                                                               4,912                              208,073
Linde AG                                                              2,281                              246,993
Metro AG                                                              2,786                              157,394
RWE AG                                                                  305                               28,296
Siemens AG (Regd.)                                                    3,947                              365,083
ThyssenKrupp AG                                                       2,107                               72,468
                                                                                                       1,803,725

HONG KONG - 1.0%
Esprit Holdings Ltd.                                                 22,614                              151,732
Sun Hung Kai Properties Ltd.                                          2,930                               43,250
                                                                                                         194,982

INDIA - 0.6%
Larsen & Toubro Ltd.                                                  3,387                              118,934

IRELAND - 1.0%
CRH PLC                                                               6,741                              187,016

ITALY - 2.6%
ENI S.p.A.                                                            7,404                              184,847
Intesa Sanpaolo S.p.A.                                               49,782                              219,936
Saipem S.p.A.                                                         2,538                               76,348
                                                                                                         481,131

JAPAN - 13.6%
Asahi Glass Company Ltd.                                              6,000                               48,584
Daiichi Sankyo Company Ltd.                                           4,300                               88,992
Daikin Industries Ltd.                                                1,000                               36,075
East Japan Railway Co.                                                  864                               62,338
Mitsubishi Estate Company Ltd.                                       14,982                              236,272
Mitsubishi Heavy Industries Ltd.                                     33,000                              125,314
Mitsubishi UFJ Financial Group Inc.                                  61,890                              333,177
Nintendo Company Ltd.                                                   200                               51,377
Nomura Holdings Inc.                                                 45,963                              283,884
Shiseido Company Ltd.                                                11,647                              203,580
Sony Financial Holdings Inc.                                             77                              221,794 (a)
Sumitomo Metal Industries Ltd.                                       83,002                              204,875 (h)
Sumitomo Mitsui Financial Group Inc.                                  2,577                               90,088
The Bank of Yokohama Ltd.                                            30,130                              148,067
Toyota Motor Corp.                                                    7,646                              304,866
Yamada Denki Company Ltd.                                             1,800                              122,232 (a)
                                                                                                       2,561,515

SOUTH KOREA - 2.1%
KB Financial Group Inc.                                               1,745                               89,601
KB Financial Group Inc.ADR                                              593                               30,522
Samsung Electronics Company Ltd.                                        150                              103,756
Samsung Electronics Company Ltd. GDR                                    479                              163,339 (b)
                                                                                                         387,218

MEXICO - 0.4%
America Movil SAB de C.V. ADR (Series L)                              1,590                               69,690

NETHERLANDS - 2.4%
Heineken N.V.                                                         2,227                              102,555
Koninklijke Ahold N.V.                                                8,258                               99,221
Koninklijke Philips Electronics N.V.                                 10,305                              250,645
                                                                                                         452,421

RUSSIA - 0.2%
Mobile Telesystems OJSC ADR                                             750                               36,203

SINGAPORE - 0.4%
CapitaLand Ltd.                                                      31,500                               83,162

SOUTH AFRICA - 0.9%
MTN Group Ltd.                                                       10,653                              171,727

SPAIN - 5.3%
Banco Santander S.A. (Regd.)                                         35,880                              576,904 (h)
Iberdrola S.A.                                                       18,413                              180,460
Telefonica S.A.                                                       8,454                              232,995
                                                                                                         990,359

SWEDEN - 0.6%
Hennes & Mauritz AB (Series B)                                        2,094                              117,234

SWITZERLAND - 10.7%
ABB Ltd. (Regd.)                                                      7,632                              152,986 (a)
Credit Suisse Group AG (Regd.)                                        4,277                              237,004
Nestle S.A. (Regd.)                                                  10,585                              450,473
Novartis AG (Regd.)                                                   4,938                              246,745
Roche Holding AG                                                      3,896                              628,902
Syngenta AG                                                             706                              161,999
Zurich Financial Services AG                                            506                              120,203
                                                                                                       1,998,312

TAIWAN - 1.7%
Taiwan Semiconductor Manufacturing Company Ltd.                     162,634                              326,300

UNITED KINGDOM - 18.5%
BG Group PLC                                                         13,594                              236,331
BHP Billiton PLC                                                     12,136                              331,518 (h)
BP PLC                                                               17,080                              151,062
Diageo PLC                                                            2,698                               41,424
G4S PLC                                                              30,906                              109,042
HSBC Holdings PLC                                                    39,149                              448,309
Lloyds Banking Group PLC                                            130,147                              215,852 (h)
National Grid PLC                                                    31,942                              308,562
Prudential PLC                                                       28,101                              270,334 (h)
Reckitt Benckiser Group PLC                                           8,098                              396,058
Rio Tinto PLC (Regd.)                                                 7,564                              322,821
Tesco PLC                                                            49,057                              313,523
The Capita Group PLC                                                  7,786                               89,970
Vodafone Group PLC                                                  104,820                              235,037 (h)
                                                                                                       3,469,843

TOTAL COMMON STOCK                                                                                    18,342,267
(COST $18,936,500)

------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.1%
------------------------------------------------------------------------------------------------------------------------

BNP Paribas                                                                                               14,648 (a)
(COST $0)

------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.1%
------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                       10,870 (k)
(COST $16,224)

TOTAL INVESTMENTS IN SECURITIES                                                                       18,367,785
(COST $18,952,724)

------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.9%
------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.06%                                                                                                    348,639 (d,n)
(COST $348,639)

TOTAL INVESTMENTS                                                                                     18,716,424
(COST $19,301,363)

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                                  56,650

                                                                                                    -------------
NET ASSETS  - 100.0%                                                                                $ 18,773,074
                                                                                                    =============

-----------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------

The GEI Income Fund had the following Long futures contracts open at September
30,2009 (unaudited):


                                                            NUMBER OF         CURRENT NOTIONAL              UNREALIZED
DESCRIPTION                           EXPIRATION DATE       CONTRACTS               VALUE           APPRECIATION/(DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures         December 2009            1                 $ 41,761                    $ (395)


The GEI International Equity was invested in the following sectors at September
30, 2009 (unaudited):

SECTOR                                                                       PERCENTAGE (BASED ON MARKET VALUE)
--------------------------------------------------------------------------------------------------------------
Commercial Banks                                                                           16.34%
Pharmaceuticals                                                                             7.03%
Oil, Gas & Consumable Fuels                                                                 6.95%
Metals & Mining                                                                             6.62%
Insurance                                                                                   4.26%
Multi-Utilities                                                                             3.98%
Food Products                                                                               3.95%
Chemicals                                                                                   3.82%
Industrial Conglomerates                                                                    3.29%
Wireless Telecommunication Services                                                         3.18%
Semiconductors & Semiconductor Equipment                                                    3.17%
Food & Staples Retailing                                                                    3.05%
Commercial Services & Supplies                                                              2.99%
Capital Markets                                                                             2.78%
Automobiles                                                                                 2.12%
Household Products                                                                          2.12%
Specialty Retail                                                                            2.09%
Electric Utilities                                                                          2.08%
Real Estate Management & Development                                                        1.94%
Short-term                                                                                  1.86%
Diversified Telecommunication Services                                                      1.78%
Healthcare Equipment & Supplies                                                             1.69%
Media                                                                                       1.57%
Construction & Engineering                                                                  1.42%
Electrical Equipment                                                                        1.35%
Communications Equipment                                                                    1.16%
Personal Products                                                                           1.09%
Machinery                                                                                   1.04%
Construction Materials                                                                      1.00%
Diversified Financial Services                                                              0.86%
Beverages                                                                                   0.77%
Textiles Apparel & Luxury Goods                                                             0.65%
Professional Services                                                                       0.48%
Building Products                                                                           0.45%
Energy Equipment & Services                                                                 0.41%
Road & Rail                                                                                 0.33%
Software                                                                                    0.27%
Other Investments                                                                           0.06%
                                                                                          -------
                                                                                          100.00%
                                                                                          =======

                                  GEI TOTAL RETURN FUND

               SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                          NUMBER OF
                                                                                            SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 34.5%+
---------------------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 0.7%
Alliant Techsystems, Inc.                                                                    42,182        $ 3,283,869 (a)
Hexcel Corp.                                                                                329,811          3,773,038 (a)
Honeywell International Inc.                                                                 66,120          2,456,358
ITT Corp.                                                                                    96,678          5,041,758
Rockwell Collins, Inc.                                                                       41,760          2,121,408
                                                                                                            16,676,431

BEVERAGES - 1.0%
Brown-Forman Corp. (Class B)                                                                  7,606            366,761
Molson Coors Brewing Co. (Class B)                                                           34,104          1,660,183
Pepsi Bottling Group, Inc.                                                                   13,921            507,281
PepsiCo, Inc.                                                                               396,857         23,279,632
                                                                                                            25,813,857

BIOTECHNOLOGY - 1.9%
Amgen Inc.                                                                                  450,630         27,141,445 (a,h)
Amylin Pharmaceuticals, Inc.                                                                117,523          1,608,890 (a)
Gilead Sciences, Inc.                                                                       359,253         16,734,005 (a)
Vertex Pharmaceuticals Inc.                                                                  69,802          2,645,496 (a)
                                                                                                            48,129,836

CAPITAL MARKETS - 2.7%
Affiliated Managers Group Inc.                                                               52,278          3,398,593 (a)
Ameriprise Financial, Inc.                                                                   77,952          2,831,996
Greenhill & Company Inc.                                                                     11,664          1,044,861
Invesco Ltd.                                                                                 90,818          2,067,018
Morgan Stanley                                                                               69,600          2,149,248
State Street Corp.                                                                          427,787         22,501,596 (e)
The Bank of New York Mellon Corp.                                                           132,241          3,833,667
The Charles Schwab Corp.                                                                    246,041          4,711,685
The Goldman Sachs Group, Inc                                                                129,183         23,814,886
                                                                                                            66,353,550

CHEMICALS - 0.6%
Air Products & Chemicals, Inc.                                                                3,480            269,978
Intrepid Potash, Inc.                                                                        78,602          1,854,221 (a)
Monsanto Co.                                                                                119,095          9,217,953 (h)
Praxair, Inc.                                                                                39,747          3,246,932
                                                                                                            14,589,084

COMMERCIAL BANKS - 0.4%
Regions Financial Corp.                                                                     158,258            982,782
SunTrust Banks, Inc.                                                                        202,206          4,559,745
US Bancorp                                                                                   59,161          1,293,259
Wells Fargo & Co.                                                                           102,312          2,883,152
Zions Bancorporation                                                                         27,776            499,135
                                                                                                            10,218,073

COMMERCIAL SERVICES & SUPPLIES - 0.6%
Corrections Corporation of America                                                          436,112          9,877,937 (a)
Iron Mountain Inc.                                                                          186,841          4,981,181 (a)
Stericycle, Inc.                                                                             21,019          1,018,371 (a)
                                                                                                            15,877,489

COMMUNICATIONS EQUIPMENT - 1.9%
Cisco Systems, Inc.                                                                         978,035         23,022,944 (a,h)
Juniper Networks, Inc.                                                                      121,669          3,287,496 (a)
QUALCOMM Inc.                                                                               465,090         20,919,748
                                                                                                            47,230,188

COMPUTERS & PERIPHERALS - 0.6%
Hewlett-Packard Co.                                                                         116,233          5,487,360
International Business Machines Corp.                                                        66,121          7,908,733
Synaptics Inc.                                                                              102,912          2,593,382 (a)
                                                                                                            15,989,475

DIVERSIFIED FINANCIAL SERVICES - 1.4%
Bank of America Corp.                                                                       309,860          5,242,831
CME Group Inc.                                                                               51,660         15,921,095
JPMorgan Chase & Co.                                                                        300,516         13,168,612
                                                                                                            34,332,538

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc.                                                                                   174,001          4,699,767
Verizon Communications Inc.                                                                  90,481          2,738,860
                                                                                                             7,438,627

ELECTRIC UTILITIES - 0.5%
Edison International                                                                         94,657          3,178,582
Entergy Corp.                                                                                15,660          1,250,608
ITC Holdings Corp.                                                                           90,748          4,124,497
Northeast Utilities                                                                         131,822          3,129,454
                                                                                                            11,683,141

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
Cogent, Inc.                                                                                163,149          1,647,805 (a)
Corning Inc.                                                                                281,505          4,309,841
                                                                                                             5,957,646

ENERGY EQUIPMENT & SERVICES - 1.2%
Dresser-Rand Group Inc.                                                                      80,830          2,511,388 (a)
Halliburton Co.                                                                             122,497          3,322,119
National Oilwell Varco, Inc.                                                                 43,849          1,891,207 (a)
Noble Corp.                                                                                  48,220          1,830,431
Schlumberger Ltd.                                                                           310,050         18,478,980
Weatherford International Ltd.                                                               97,811          2,027,622 (a)
                                                                                                            30,061,747

FOOD & STAPLES RETAILING - 0.1%
CVS Caremark Corp.                                                                           44,544          1,592,003

FOOD PRODUCTS - 0.4%
Archer-Daniels-Midland Co.                                                                   22,968            671,125
Kraft Foods Inc. (Class A)                                                                   66,121          1,736,999
McCormick & Company Inc.                                                                    168,537          5,720,146
Sara Lee Corp.                                                                               74,184            826,410
                                                                                                             8,954,680

GAS UTILITIES - 0.1%
EQT CORP.                                                                                    35,856          1,527,466

HEALTHCARE EQUIPMENT & SUPPLIES - 1.6%
Baxter International Inc.                                                                     9,048            515,826
Becton Dickinson & Co.                                                                       26,448          1,844,748
Boston Scientific Corp.                                                                     194,882          2,063,800 (a)
Covidien Plc                                                                                219,972          9,515,989
DENTSPLY International Inc.                                                                  41,494          1,433,203
Gen-Probe Inc.                                                                               43,198          1,790,125 (a)
Hologic, Inc.                                                                               296,809          4,849,859 (a)
Masimo Corp.                                                                                140,250          3,674,550 (a)
Medtronic, Inc.                                                                             157,385          5,791,768
ResMed, Inc.                                                                                153,320          6,930,064 (a)
                                                                                                            38,409,932

HEALTHCARE PROVIDERS & SERVICES - 1.2%
Aetna Inc.                                                                                  103,501          2,880,433
Cardinal Health, Inc.                                                                       114,145          3,059,086
Catalyst Health Solutions, Inc.                                                              82,512          2,405,225 (a)
Express Scripts, Inc.                                                                       159,052         12,339,254 (a)
McKesson Corp.                                                                               16,705            994,783
Psychiatric Solutions, Inc.                                                                  28,594            765,175 (a)
UnitedHealth Group, Inc.                                                                    317,517          7,950,626
                                                                                                            30,394,582

HOTELS RESTAURANTS & LEISURE - 0.5%
Carnival Corp.                                                                              189,711          6,313,582
Life Time Fitness, Inc.                                                                      39,337          1,103,403 (a)
Marriott International, Inc. (Class A)                                                       24,821            684,811
Penn National Gaming, Inc.                                                                   83,195          2,301,174 (a)
The Cheesecake Factory Inc.                                                                  97,126          1,798,774 (a)
                                                                                                            12,201,744

HOUSEHOLD DURABLES - 0.0%*
MDC Holdings, Inc.                                                                           21,019            730,200

HOUSEHOLD PRODUCTS - 0.3%
Kimberly-Clark Corp.                                                                          8,352            492,601
The Procter & Gamble Co.                                                                    117,624          6,812,782
                                                                                                             7,305,383

INDUSTRIAL CONGLOMERATES - 0.3%
McDermott International, Inc.                                                                47,734          1,206,238 (a)
Textron, Inc.                                                                               291,704          5,536,542
                                                                                                             6,742,780

INSURANCE - 1.3%
ACE Ltd.                                                                                    150,351          8,037,764
Aflac Inc.                                                                                  149,054          6,370,568
AON Corp.                                                                                    40,368          1,642,574
Hartford Financial Services Group, Inc.                                                      19,488            516,432
HCC Insurance Holdings, Inc.                                                                207,449          5,673,730
MetLife, Inc.                                                                                90,481          3,444,612
PartnerRe Ltd.                                                                               25,056          1,927,809
Principal Financial Group, Inc.                                                              48,720          1,334,441
Prudential Financial, Inc.                                                                   58,464          2,917,938
The Travelers Companies, Inc.                                                                 5,568            274,113
                                                                                                            32,139,981

INTERNET SOFTWARE & SERVICES - 0.6%
Equinix, Inc.                                                                                 8,539            785,588 (a)
Google Inc. (Class A)                                                                        20,419         10,124,761 (a)
MercadoLibre, Inc.                                                                           87,876          3,379,711 (a)
                                                                                                            14,290,060

IT SERVICES - 1.7%
Accenture PLC                                                                                 9,744            363,159 (a)
Affiliated Computer Services, Inc. (Class A)                                                104,367          5,653,560 (a)
Cognizant Technology Solutions Corp. (Class A)                                              132,043          5,104,782 (a)
Cybersource Corp.                                                                            76,294          1,271,821 (a)
DST Systems, Inc.                                                                            24,854          1,113,459 (a)
Fidelity National Information Services, Inc.                                                 44,939          1,146,394
Paychex, Inc.                                                                               121,332          3,524,695
The Western Union Co.                                                                       752,184         14,231,321
Visa, Inc. (Class A)                                                                        125,558          8,677,313
                                                                                                            41,086,504

LIFE SCIENCES TOOLS & SERVICES - 0.6%
Covance Inc.                                                                                 64,280          3,480,762 (a)
Illumina, Inc.                                                                               76,330          3,244,025 (a)
Life Technologies Corp.                                                                      25,752          1,198,756 (a)
Mettler-Toledo International, Inc.                                                           27,434          2,485,246 (a)
Thermo Fisher Scientific, Inc.                                                               91,192          3,982,354 (a)
                                                                                                            14,391,143

MACHINERY - 0.3%
Deere & Co.                                                                                  56,607          2,429,572
Eaton Corp.                                                                                  38,280          2,166,265
Harsco Corp.                                                                                 95,149          3,369,226
Navistar International Corp.                                                                 11,136            416,709 (a)
                                                                                                             8,381,772

MEDIA - 1.7%
Comcast Corp. (Class A)                                                                     419,436          6,744,531
Liberty Global, Inc. (Series C)                                                             285,422          6,410,578 (a)
Liberty Media Corp - Entertainment (Series A)                                               287,852          8,955,075 (a)
Omnicom Group Inc.                                                                          264,819          9,782,414
Regal Entertainment Group (Class A)                                                         192,235          2,368,335
The Walt Disney Co.                                                                          80,040          2,197,898
Time Warner Inc.                                                                            223,665          6,437,079
                                                                                                            42,895,910

METALS & MINING - 0.4%
Allegheny Technologies Inc.                                                                 128,314          4,489,707
Freeport-McMoRan Copper & Gold Inc.                                                          76,674          5,260,603
                                                                                                             9,750,310

MULTILINE RETAIL - 0.5%
Kohl's Corp.                                                                                 94,390          5,384,950 (a)
Target Corp.                                                                                132,456          6,183,046
                                                                                                            11,567,996

MULTI-UTILITIES - 0.2%
Dominion Resources, Inc.                                                                     76,561          2,641,355
DTE Energy Co.                                                                               26,622            935,497
SCANA Corp.                                                                                  48,089          1,678,306
                                                                                                             5,255,158

OIL, GAS & CONSUMABLE FUELS - 1.9%
Apache Corp.                                                                                 62,708          5,758,475
Chesapeake Energy Corp.                                                                      11,136            316,262
Chevron Corp.                                                                                45,240          3,186,253
Devon Energy Corp.                                                                           57,768          3,889,519
Exxon Mobil Corp.                                                                           167,052         11,461,437 (h)
Marathon Oil Corp.                                                                          365,245         11,651,315
Occidental Petroleum Corp.                                                                   27,840          2,182,656
Peabody Energy Corp.                                                                         41,974          1,562,272
Southwestern Energy Co.                                                                     153,655          6,557,995 (a)
                                                                                                            46,566,184

PAPER & FOREST PRODUCTS - 0.1%
Weyerhaeuser Co.                                                                             41,760          1,530,504

PERSONAL PRODUCTS - 0.3%
Alberto-Culver Co.                                                                          142,228          3,936,871
Avon Products, Inc.                                                                          13,920            472,723
Mead Johnson Nutrition Co. (Class A)                                                         43,694          1,971,036 (a)
                                                                                                             6,380,630

PHARMACEUTICALS - 0.4%
Abbott Laboratories                                                                          20,880          1,032,934
Bristol-Myers Squibb Co.                                                                    176,089          3,965,524
Merck & Company Inc.                                                                         15,312            484,319
Pfizer Inc.                                                                                  64,033          1,059,746
Wyeth                                                                                        69,600          3,381,168
                                                                                                             9,923,691

PROFESSIONAL SERVICES - 0.1%
HIS, Inc. (Class A)                                                                          47,141          2,410,319 (a)

REAL ESTATE INVESTMENT TRUSTS (REIT'S) - 0.1%
Douglas Emmett, Inc. (REIT)                                                                  87,234          1,071,234
SL Green Realty Corp. (REIT)                                                                 18,546            813,242
                                                                                                             1,884,476

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
CB Richard Ellis Group, Inc. (Class A)                                                      559,339          6,566,640 (a)

ROAD & RAIL - 0.3%
Union Pacific Corp.                                                                          44,544          2,599,142

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Hittite Microwave Corp.                                                                      83,762          3,080,766 (a)
Intel Corp.                                                                                 511,821         10,016,337 (h)
Kla-Tencor Corp.                                                                             12,528            449,254
Marvell Technology Group Ltd.                                                               220,357          3,567,580 (a)
Microchip Technology Inc.                                                                    38,280          1,014,420
Nvidia Corp.                                                                                 27,840            418,435 (a)
Texas Instruments Inc.                                                                       59,161          1,401,524
                                                                                                            19,948,316

SOFTWARE - 1.9%
Activision Blizzard, Inc.                                                                   300,105          3,718,301 (a)
Blackboard Inc.                                                                              51,130          1,931,691 (a)
Citrix Systems, Inc.                                                                         76,185          2,988,738 (a)
Intuit, Inc.                                                                                205,051          5,843,954 (a)
Microsoft Corp.                                                                             928,263         24,032,729 (h)
Oracle Corp.                                                                                 73,081          1,523,008
Rovi Corp.                                                                                  231,748          7,786,733 (a)
                                                                                                            47,825,154

SPECIALTY RETAIL - 1.2%
Bed Bath & Beyond, Inc.                                                                     383,046         14,379,547 (a)
Lowe's Companies, Inc.                                                                      544,179         11,395,108
O'Reilly Automotive, Inc.                                                                    79,141          2,860,156 (a)
Urban Outfitters, Inc.                                                                       43,661          1,317,252 (a)
                                                                                                            29,952,063

TEXTILES APPAREL & LUXURY GOODS - 0.1%
Coach, Inc.                                                                                  87,269          2,872,895
NIKE, Inc. (Class B)                                                                          5,568            360,250
                                                                                                             3,233,145

THRIFTS & MORTGAGE FINANCE - 0.1%
People's United Financial, Inc.                                                             124,875          1,943,055

TOBACCO - 0.2%
Altria Group, Inc.                                                                           34,801            619,806
Philip Morris International Inc.                                                             66,120          3,222,689
                                                                                                             3,842,495

WATER UTILITIES - 0.1%
American Water Works Company, Inc.                                                          119,625          2,385,323

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
American Tower Corp. (Class A)                                                              136,773          4,978,538 (a)
NII Holdings, Inc.                                                                          624,109         18,710,788 (a)
Syniverse Holdings, Inc.                                                                    110,401          1,932,018 (a)
                                                                                                            25,621,344

TOTAL DOMESTIC EQUITY                                                                                      850,581,767
(COST $864,579,625)

-----------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 24.6%
-----------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 24.3%

AEROSPACE & DEFENSE - 0.3%
CAE, Inc.                                                                                   718,808          6,060,945
Elbit Systems Ltd.                                                                            5,328            359,762
                                                                                                             6,420,707

AUTO COMPONENTS - 0.0%*
Hankook Tire Company Ltd.                                                                    48,430            963,873 (a)

AUTOMOBILES - 0.4%
Daimler AG (Regd.)                                                                           45,642          2,295,326
Toyota Motor Corp.                                                                          190,165          7,582,387
Toyota Motor Corp. ADR                                                                        6,960            546,847
                                                                                                            10,424,560

BEVERAGES - 0.2%
Coca-Cola Icecek AS (Class C)                                                               100,659            711,084
Diageo PLC                                                                                   67,843          1,041,645
Heineken N.V.                                                                                56,008          2,579,216
                                                                                                             4,331,945

BUILDING PRODUCTS - 0.1%
Asahi Glass Company Ltd.                                                                    146,000          1,182,219
Daikin Industries Ltd.                                                                       39,000          1,406,936
                                                                                                             2,589,155

CAPITAL MARKETS - 0.6%
Credit Suisse Group AG (Regd.)                                                              107,564          5,960,517
Egyptian Financial Group-Hermes Holding                                                     140,253            761,934
Mirae Asset Securities Company Ltd.                                                           9,250            552,684
Nomura Holdings Inc.                                                                      1,157,181          7,147,161
Woori Investment & Securities Company Ltd.                                                   34,590            491,731
Yuanta Financial Holding Company Ltd.                                                       724,251            536,182
                                                                                                            15,450,209

CHEMICALS - 0.9%
Linde AG                                                                                     57,374          6,212,613
Potash Corp of Saskatchewan Inc.                                                             67,459          6,104,182
Potash Corp of Saskatchewan Inc.                                                             17,400          1,571,916
Sinofert Holdings Ltd.                                                                    1,439,469            633,362
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                                       59,892          2,343,574
SODIFF Advanced Materials Company Ltd.                                                        6,745            548,416
Syngenta AG                                                                                  17,744          4,071,552
Taiwan Fertilizer Company Ltd.                                                              235,000            840,643
                                                                                                            22,326,258

COMMERCIAL BANKS - 3.5%
Akbank TAS                                                                                  148,388            858,571
Banco do Brasil S.A.                                                                         42,692            748,356
Banco Santander Chile ADR                                                                     7,619            438,397
Banco Santander S.A. (Regd.)                                                                902,392         14,509,288
Bank of China Ltd.                                                                          893,000            470,118
BNP Paribas                                                                                 170,291         13,590,722
China Construction Bank Corp.                                                               625,000            499,997
China Merchants Bank Company Ltd.                                                           283,450            631,998
Credit Agricole S.A.                                                                        423,339          8,836,386
Grupo Financiero Banorte SAB de C.V. (Series O)                                             268,703            898,522
HSBC Holdings PLC                                                                           984,611         11,275,121
Industrial & Commercial Bank of China                                                     1,270,576            955,795
Intesa Sanpaolo S.p.A.                                                                    1,252,014          5,531,382
KB Financial Group Inc.                                                                      95,151          4,885,750
Lloyds Banking Group PLC                                                                  3,273,219          5,428,719
Metropolitan Bank & Trust                                                                   624,300            507,293
Mitsubishi UFJ Financial Group Inc.                                                       1,557,510          8,384,652
Raiffeisen International Bank Holding AG (Regd.)                                              6,715            437,370
Siam Commercial Bank PCL                                                                    141,147            351,706
Standard Bank Group Ltd.                                                                     41,899            537,181
State Bank of India Ltd.                                                                      7,444            339,657
State Bank of India Ltd. GDR                                                                  5,284            480,316
Sumitomo Mitsui Financial Group Inc.                                                         66,126          2,311,659
The Bank of Yokohama Ltd.                                                                   764,981          3,759,330
                                                                                                            86,668,286

COMMERCIAL SERVICES & SUPPLIES - 0.6%
Brambles Ltd.                                                                             1,394,532          9,944,416
G4S PLC                                                                                     391,614          1,384,026
G4S PLC                                                                                     777,294          2,742,422
Pan Asia Environmental Protection Group Ltd.                                              1,199,267            184,144
                                                                                                            14,255,008

COMMUNICATIONS EQUIPMENT - 0.9%
Nokia OYJ                                                                                   165,990          2,438,407
Research In Motion Ltd.                                                                     245,929         16,612,504 (a)
Research In Motion Ltd.                                                                      45,111          3,042,145 (a)
ZTE Corp.                                                                                    87,702            461,140
                                                                                                            22,554,196

COMPUTERS & PERIPHERALS - 0.1%
Asustek Computer Inc.                                                                       566,862            973,335
HTC Corp.                                                                                    88,348            970,102
                                                                                                             1,943,437

CONSTRUCTION & ENGINEERING - 0.4%
China State Construction International Holdings Ltd.                                      1,191,088            465,674
Doosan Heavy Industries and Construction Company Ltd.                                        14,990            857,480
Empresas ICA SAB de C.V.                                                                    380,832            896,732 (a)
Larsen & Toubro Ltd.                                                                        100,530          3,530,096
Murray & Roberts Holdings Ltd.                                                               83,397            653,199
Vinci S.A.                                                                                   65,188          3,683,729
                                                                                                            10,086,910

CONSTRUCTION MATERIALS - 0.2%
Cemex SAB de C.V. ADR                                                                        44,119            570,017 (a)
CRH PLC                                                                                     169,544          4,703,670
                                                                                                             5,273,687

DIVERSIFIED FINANCIAL SERVICES - 0.2%
Deutsche Boerse AG                                                                           49,754          4,061,714
Reliance Capital Ltd.                                                                        18,627            355,444
                                                                                                             4,417,158

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Telefonica S.A.                                                                             212,621          5,859,909
Telekomunikasi Indonesia Tbk PT (Series B)                                                  696,000            622,907
Telstra Corporation Ltd.                                                                    870,844          2,513,203
                                                                                                             8,996,019

ELECTRIC UTILITIES - 0.4%
CEZ AS                                                                                        7,117            378,101
E.ON AG                                                                                     123,541          5,233,204
Iberdrola S.A.                                                                              463,095          4,538,654
                                                                                                            10,149,959

ELECTRICAL EQUIPMENT - 0.4%
ABB Ltd. (Regd.)                                                                            191,941          3,847,514 (a)
ABB Ltd. ADR                                                                                180,961          3,626,458 (a)
Alstom S.A.                                                                                  21,718          1,583,133
Schneider Electric S.A.                                                                       9,103            921,563
Zhuzhou CSR Times Electric Company Ltd.                                                     284,607            497,233
                                                                                                            10,475,901

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
Delta Electronics, Inc.                                                                     440,890          1,254,866
HON HAI Precision Industry Company Ltd.                                                     149,127            598,401
                                                                                                             1,853,267

ENERGY EQUIPMENT & SERVICES - 1.1%
Saipem S.p.A.                                                                                63,825          1,919,970
Tesco Corp.                                                                                  98,742            787,961 (a)
Transocean Ltd.                                                                             275,517         23,564,969 (a)
                                                                                                            26,272,900

FOOD & STAPLES RETAILING - 0.7%
Koninklijke Ahold N.V.                                                                      207,694          2,495,479
Metro AG                                                                                     70,063          3,958,188
President Chain Store Corp.                                                                 164,720            403,756 (a)
Shinsegae Company Ltd.                                                                        1,890            954,424
Tesco PLC                                                                                 1,233,800          7,885,219
X5 Retail Group N.V. GDR                                                                     20,449            496,911 (a)
                                                                                                            16,193,977

FOOD PRODUCTS - 0.9%
China Agri-Industries Holdings Ltd.                                                         476,000            445,287
Cosan SA Industria e Comercio                                                               101,300          1,112,162 (a)
Groupe Danone                                                                               120,758          7,268,762
IOI Corp. Bhd                                                                               333,550            501,144
Nestle S.A. (Regd.)                                                                         266,206         11,329,116
Nestle S.A. ADR                                                                              34,800          1,485,612
Perdigao S.A.                                                                                30,100            797,441 (a)
Want Want China Holdings Ltd.                                                               509,799            299,957
                                                                                                            23,239,481

HEALTHCARE EQUIPMENT & SUPPLIES - 0.4%
Cie Generale d'Optique Essilor International S.A.                                           136,742          7,784,161

HEALTHCARE PROVIDERS & SERVICES - 0.0%*
Diagnosticos da America S.A.                                                                 23,870            613,900 (a)

HOUSEHOLD DURABLES - 0.1%
Desarrolladora Homex SAB de C.V.                                                             98,302            617,103 (a)

HOUSEHOLD PRODUCTS - 0.4%
LG Household & Health Care Ltd.                                                               2,110            472,769
Reckitt Benckiser Group PLC                                                                 203,665          9,960,873
                                                                                                            10,433,642

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%*
Huaneng Power International, Inc.                                                           676,000            446,593

INDUSTRIAL CONGLOMERATES - 0.7%
Chongqing Machinery & Electric Company Ltd.                                               1,969,543            340,538 (a)
Koninklijke Philips Electronics N.V.                                                        259,174          6,303,808
MAX India Ltd.                                                                               91,767            352,150 (a)
Siemens AG (Regd.)                                                                           99,260          9,181,189
Siemens AG ADR                                                                               10,440            970,502
                                                                                                            17,148,187

INSURANCE - 0.9%
AXA S.A.                                                                                    171,650          4,641,664
China Life Insurance Company Ltd.                                                           219,689            956,704
Prudential PLC                                                                              706,730          6,798,806
Samsung Fire & Marine Insurance Company Ltd.                                                  3,700            756,800
Sony Financial Holdings Inc.                                                                  1,936          5,576,528 (a)
Tong Yang Life Insurance                                                                     23,434            338,110 (a)
Zurich Financial Services AG                                                                 12,737          3,025,751
                                                                                                            22,094,363

INTERNET SOFTWARE & SERVICES - 0.3%
Baidu, Inc ADR                                                                               20,115          7,865,971 (a)

MACHINERY - 0.2%
China South Locomotive and Rolling Stock Corp.                                            4,381,479          2,544,068
Mitsubishi Heavy Industries Ltd.                                                            838,000          3,182,219
                                                                                                             5,726,287

MEDIA - 0.3%
Focus Media Holding Ltd. ADR                                                                 65,089            718,583 (a)
Vivendi                                                                                     238,897          7,383,743
                                                                                                             8,102,326

METALS & MINING - 1.4%
Anglo Platinum Ltd.                                                                           1,041             91,633
Barrick Gold Corp.                                                                           41,760          1,582,704
BHP Billiton PLC                                                                            305,225          8,337,800
China Molybdenum Company Ltd.                                                               361,993            289,593
Harmony Gold Mining Company Ltd. ADR                                                         40,159            439,339
Hidili Industry International Development Ltd.                                              336,544            314,395
Kinross Gold Corp.                                                                           87,914          1,910,960
New World Resources N.V. (Class A)                                                           62,006            610,883
POSCO                                                                                         2,170            896,915
Rio Tinto PLC (Regd.)                                                                       190,226          8,118,590
Sumitomo Metal Industries Ltd.                                                            2,030,049          5,010,787
Tata Steel Ltd.                                                                              35,190            372,675
ThyssenKrupp AG                                                                              52,998          1,822,802
Vale S.A.                                                                                   285,220          5,849,862
                                                                                                            35,648,938

MULTI-UTILITIES - 0.8%
GDF Suez                                                                                     39,408          1,747,953
National Grid PLC                                                                           803,334          7,760,266
RWE AG                                                                                        7,674            711,948
Veolia Environnement                                                                        222,568          8,520,330
                                                                                                            18,740,497

OIL, GAS & CONSUMABLE FUELS - 2.0%
BG Group PLC                                                                                341,886          5,943,666
BP PLC                                                                                      429,568          3,799,274
China Shenhua Energy Company Ltd.                                                           163,000            708,783
CNOOC Ltd.                                                                                  647,000            871,566
ENI S.p.A.                                                                                  186,205          4,648,763
Gazprom OAO ADR                                                                             104,904          2,479,931
LUKOIL ADR                                                                                   24,993          1,354,621
Paladin Energy Ltd.                                                                         831,056          3,300,519 (a)
PetroChina Company Ltd.                                                                     710,000            803,440
Petroleo Brasileiro S.A. ADR                                                                193,951          7,624,214
Reliance Industries Ltd.                                                                     24,906          1,139,888
Suncor Energy Inc.                                                                          195,515          6,756,998
Suncor Energy Inc.                                                                           31,790          1,107,748
Total S.A.                                                                                  156,058          9,262,404
                                                                                                            49,801,815

PERSONAL PRODUCTS - 0.2%
Shiseido Company Ltd.                                                                       292,303          5,109,222

PHARMACEUTICALS - 1.4%
Bayer AG                                                                                    127,765          8,842,806
Daiichi Sankyo Company Ltd.                                                                 107,300          2,220,661
Novartis AG (Regd.)                                                                         124,200          6,206,110
Roche Holding AG                                                                             97,997         15,818,915
Sinopharm Group Co.                                                                           9,189             23,310 (a)
Teva Pharmaceutical Industries Ltd. ADR                                                      17,155            867,357
Yuhan Corp.                                                                                   1,737            280,839
                                                                                                            34,259,998

PROFESSIONAL SERVICES - 0.1%
The Capita Group PLC                                                                        195,817          2,262,725

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
CapitaLand Ltd.                                                                             782,500          2,065,860
Franshion Properties China Ltd.                                                           1,720,003            488,256
Hung Poo Real Estate Development Corp.                                                      469,888            755,668
Mitsubishi Estate Company Ltd.                                                              376,982          5,945,145
Shenzhen Investment Ltd.                                                                    827,703            320,399
Sun Hung Kai Properties Ltd.                                                                 85,476          1,261,728
                                                                                                            10,837,056

ROAD & RAIL - 0.1%
East Japan Railway Co.                                                                       23,591          1,702,104

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
ASM Pacific Technology Ltd.                                                                  56,287            399,090
Samsung Electronics Company Ltd.                                                             13,700          9,476,342
Taiwan Semiconductor Manufacturing Company Ltd.                                           4,925,433          9,882,121
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                          48,963            536,634
                                                                                                            20,294,187

SOFTWARE - 0.0%*
Nintendo Company Ltd.                                                                         4,298          1,104,082

SPECIALTY RETAIL - 0.4%
Esprit Holdings Ltd.                                                                        541,056          3,630,288
Hennes & Mauritz AB (Series B)                                                               52,836          2,958,063
Yamada Denki Company Ltd.                                                                    45,270          3,074,123 (a)
                                                                                                             9,662,474

TEXTILES APPAREL & LUXURY GOODS - 0.1%
Adidas AG                                                                                    57,583          3,044,395

TRANSPORTATION INFRASTRUCTURE - 0.0%*
Dalian Port PDA Company Ltd.                                                                522,632            215,121

WIRELESS TELECOMMUNICATION SERVICES - 0.9%
America Movil SAB de C.V. ADR (Series L)                                                     51,221          2,245,017
Bharti Airtel Ltd.                                                                           70,802            616,325
China Mobile Ltd.                                                                           330,462          3,219,318
Idea Cellular Ltd.                                                                          202,883            317,367 (a)
Mobile Telesystems OJSC ADR                                                                  41,474          2,001,950
MTN Group Ltd.                                                                              348,140          5,612,049
Philippine Long Distance Telephone Co.                                                        6,840            347,919
Turkcell Iletisim Hizmet AS                                                                  18,951            135,150
Turkcell Iletisim Hizmet AS ADR                                                              41,593            743,267
Vodafone Group PLC                                                                        2,636,229          5,911,187
                                                                                                            21,149,549

TOTAL COMMON STOCK                                                                                         599,551,589
(COST $612,403,208)

-----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.3%
-----------------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS - 0.1%
Itau Unibanco Banco Multiplo S.A.                                                           108,310          2,170,334

ELECTRIC UTILITIES - 0.1%
Cia Energetica de Minas Gerais                                                               23,986            363,506

MEDIA - 0.0%*
NET Servicos de Comunicacao S.A.                                                             32,904            380,642 (a)

METALS & MINING - 0.1%
Cia Vale do Rio Doce                                                                        131,589          2,703,276

OIL, GAS & CONSUMABLE FUELS - 0.0%*
Petroleo Brasileiro S.A.                                                                     54,741          1,075,401

WIRELESS TELECOMMUNICATION SERVICES - 0.0%*
Vivo Participacoes S.A.                                                                      46,027          1,154,809

TOTAL PREFERRED STOCK                                                                                        7,847,968
(COST $4,627,847)

-----------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%*
-----------------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS
BNP Paribas                                                                                 170,291            368,393 (a)
(COST $0)

TOTAL FOREIGN EQUITY                                                                                       607,767,950
(COST $617,031,055)

                                                                                        PRINCIPAL
                                                                                          AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 25.6%
-----------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 4.4%
U.S. Treasury Bonds
3.50%                                                   02/15/39                       $ 18,473,700       $ 16,736,027
4.25%                                                   05/15/39                          4,579,700          4,737,842
U.S. Treasury Notes
0.88%                                                   01/31/11 - 05/31/11              10,890,600         10,921,536
1.13%                                                   06/30/11                         29,787,800         29,960,003 (h)
1.75%                                                   08/15/12                          3,911,200          3,951,532
2.25%                                                   05/31/14                          1,084,700          1,088,005
2.63%                                                   07/31/14                            338,600            344,261
2.88%                                                   06/30/10                         14,500,000         14,775,834
3.63%                                                   10/31/09                          7,605,000          7,626,689
4.63%                                                   11/15/09 - 10/31/11              17,235,000         17,373,508
                                                                                                           107,515,237

Federal Agencies - 1.3%
Federal Home Loan Mortgage Corp.
4.13%                                                   09/27/13                          2,718,000          2,913,992
4.88%                                                   02/09/10                          9,610,000          9,766,086
5.13%                                                   11/17/17                          6,200,000          6,888,702
Federal National Mortgage Assoc.
3.63%                                                   02/12/13                          3,256,000          3,445,418
3.88%                                                   07/12/13                          9,632,000         10,262,511
                                                                                                            33,276,709

AGENCY MORTGAGE BACKED - 7.9%
Federal Home Loan Mortgage Corp.
4.50%                                                   06/01/33 - 02/01/35                  47,350             48,127 (h)
5.00%                                                   07/01/35                            293,710            304,918 (h)
5.50%                                                   05/01/20 - 04/01/39               7,222,548          7,624,459 (h)
6.00%                                                   04/01/17 - 11/01/37               4,394,548          4,650,859 (h)
6.50%                                                   01/01/27 - 08/01/36                 747,340            800,291 (h)
7.00%                                                   06/01/29 - 08/01/36                 208,887            227,355 (h)
7.50%                                                   11/01/09 - 09/01/33                  26,134             29,338 (h)
8.00%                                                   01/01/30 - 11/01/30                  13,299             15,105 (h)
9.00%                                                   10/01/25                                493                565 (h)
5.50%                                                   TBA                              11,850,000         12,401,760 (c)
Federal National Mortgage Assoc.
4.00%                                                   05/01/19 - 06/01/19                 178,959            186,137 (h)
4.50%                                                   05/01/18 - 12/01/34               1,036,749          1,080,809 (h)
5.00%                                                   07/01/20 - 08/01/35               3,339,353          3,464,706 (h)
5.25%                                                   04/01/37                            490,833            518,423 (i)
5.47%                                                   04/01/37                            434,237            459,337 (i)
5.48%                                                   04/01/37                            397,972            420,698 (i)
5.50%                                                   04/01/14 - 12/01/38              50,984,403         53,569,951 (h)
5.52%                                                   04/01/37                            178,864            189,052 (i)
5.57%                                                   04/01/37                            513,000            543,985 (i)
5.67%                                                   04/01/37                            345,314            365,126 (i)
5.72%                                                   04/01/37                            205,280            217,760 (i)
5.81%                                                   03/01/37                             36,737             38,881 (i)
6.00%                                                   09/01/19 - 03/01/38              12,734,664         13,483,535 (h)
6.03%                                                   10/01/37                            754,425            800,634 (i)
6.50%                                                   09/01/17 - 08/01/36               1,695,280          1,823,248 (h)
7.00%                                                   04/01/17 - 06/01/36                 297,220            326,326 (h)
7.50%                                                   12/01/09 - 03/01/34                  69,060             76,452 (h)
8.00%                                                   12/01/11 - 11/01/33                  23,141             25,905 (h)
8.50%                                                   06/01/30                                 86                 96 (h)
9.00%                                                   04/01/16 - 12/01/22                   5,293              5,759 (h)
4.50%                                                   TBA                               2,060,000          2,086,389 (c)
5.50%                                                   TBA                              32,346,000         33,942,906 (c)
6.00%                                                   TBA                              33,767,000         35,633,755 (c)
6.50%                                                   TBA                              15,044,000         16,078,275 (c)
7.00%                                                   TBA                                 975,000          1,062,750 (c)
Government National Mortgage Assoc.
4.50%                                                   08/15/33 - 09/15/34                 226,790            231,698 (h)
6.00%                                                   04/15/27 - 09/15/36                 510,767            544,474 (h)
6.50%                                                   04/15/24 - 09/15/36                 458,252            489,785 (h)
7.00%                                                   03/15/12 - 10/15/36                 380,789            412,683 (h)
8.00%                                                   03/15/30                              3,252              3,699 (h)
9.00%                                                   11/15/16 - 12/15/21                  13,781             15,117 (h)
                                                                                                           194,201,128

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
Federal Home Loan Mortgage Corp.
0.21%                                                   09/25/43                            314,643              1,827 (g,h,i,q)
0.62%                                                   09/15/34                            702,729            605,727 (d,f)
0.66%                                                   11/15/37                          1,158,319            985,129 (d,f)
4.50%                                                   10/15/16 - 03/15/19                 138,667              8,784 (g,h,q)
5.00%                                                   07/15/17 - 06/15/28                 298,323             14,361 (g,h,q)
5.00%                                                   05/15/38                            582,967            576,774
5.50%                                                   04/15/17 - 06/15/33                 118,479             13,678 (g,h,q)
7.50%                                                   01/15/16                              3,046              3,127 (h)
7.50%                                                   07/15/27                              4,460                946 (g,h,q)
8.00%                                                   02/01/23 - 07/01/24                   3,021                583 (g,h,q)
9.62%                                                   12/15/33                             45,000             49,187 (h,i)
Federal Home Loan Mortgage STRIPS
9.21%                                                   08/01/27                                731                608 (d,f,h)
Federal National Mortgage Assoc.
1.20%                                                   12/25/42                            164,274              6,000 (g,h,i,q)
4.50%                                                   11/25/13 - 05/25/18                  54,762              2,502 (g,h,q)
4.75%                                                   11/25/14                              3,076                 18 (g,h,q)
5.00%                                                   02/25/32                          1,412,527            143,517 (g,h,q)
5.00%                                                   07/25/38 - 10/25/35               1,512,440          1,508,155
5.50%                                                   01/25/33                            658,984            691,176
7.35%                                                   09/25/42                            166,681             23,324 (g,h,i,q)
7.45%                                                   08/25/16                             29,462              1,537 (g,h,i,q)
16.07%                                                  03/25/31                             49,864             55,946 (h,i)
Federal National Mortgage Assoc. (Class 1)
4.50%                                                   09/01/35 - 01/01/36               3,934,410            669,048 (g,q)
5.00%                                                   05/25/38                          1,248,113            188,302 (g,q)
Federal National Mortgage Assoc. (Class 2)
4.50%                                                   08/01/35                          1,265,147            214,719 (g,q)
5.00%                                                   08/01/34 - 03/25/38               1,166,854            188,188 (g,q)
5.50%                                                   12/01/33                            288,963             51,505 (g,q)
7.50%                                                   11/01/23                             16,442              2,561 (g,h,q)
8.00%                                                   08/01/23 - 07/01/24                   6,543              1,300 (g,h,q)
Federal National Mortgage Assoc. (Class H)
5.00%                                                   10/25/22                             67,086              6,377 (g,h,q)
Federal National Mortgage Assoc. (Class K)
1008.00%                                                05/25/22                                  4                 67 (g,h,q)
Government National Mortgage Assoc.
1.00%                                                   01/20/37                          6,912,482            693,708 (g,i,q)
6.15%                                                   05/20/39                          4,471,791            440,931 (g,i,q)
                                                                                                             7,149,612

ASSET BACKED - 0.9%
American Express Credit Account Master Trust (Class A)
0.23%                                                   12/17/12                          5,000,000          4,985,639 (h,i)
Bear Stearns Asset Backed Securities Trust
0.47%                                                   11/25/35                          1,800,249          1,590,042 (i)
Bear Stearns Asset Backed Securities Trust (Class A)
0.62%                                                   01/25/34                             10,461              7,160 (i)
Capital Auto Receivables Asset Trust
0.30%                                                   05/15/11                          1,780,546          1,777,517 (h,i)
Capital One Auto Finance Trust
0.24%                                                   04/15/12                          1,224,460          1,219,899 (h,i)
Countrywide Asset-Backed Certificates (Class M)
1.30%                                                   06/26/33                            586,601            131,036 (i)
Discover Card Master Trust I (Class A)
0.57%                                                   06/16/15                            420,000            380,853 (i)
Discover Card Master Trust I (Class B) (Series 2)
0.42%                                                   05/15/12                            690,000            646,837 (i)
Ford Credit Auto Owner Trust (Class A)
0.28%                                                   02/15/12                          7,125,000          7,105,250 (h,i)
GSAMP Trust
0.36%                                                   05/25/36                            437,469            308,416 (b,i)
GSR Mortgage Loan Trust
0.45%                                                   11/25/30                          1,508,368            276,459 (i)
Indymac Residential Asset Backed Trust
0.37%                                                   06/25/36                          1,274,303          1,219,428 (i)
Indymac Residential Asset Backed Trust (Class M)
2.25%                                                   04/25/47                            189,000              1,110 (h,i,o)
Indymac Seconds Asset Backed Trust (Class A)
0.41%                                                   02/25/37                          1,556,712            575,697 (i)
Mid-State Trust
7.54%                                                   07/01/35                              4,134              3,533 (h,o)
Nissan Auto Lease Trust
0.31%                                                   02/15/13                            920,550            919,328 (i)
Residential Asset Mortgage Products Inc.
0.51%                                                   03/25/34                                626                599 (h,i)
Residential Asset Securities Corp.
0.75%                                                   07/25/32                              5,011              2,367 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                                   07/25/30                             10,772             10,500 (h,i,o)
SLM Student Loan Trust (Class A)
0.35%                                                   06/15/18                             67,284             65,769 (h,i)
Triad Auto Receivables Owner Trust (Class A)
0.30%                                                   02/12/14                          2,000,000          1,878,716 (i)
Wells Fargo Home Equity Trust
3.97%                                                   05/25/34                             12,007             11,747 (h,i,o)
                                                                                                            23,117,902

CORPORATE NOTES - 8.7%
Abu Dhabi National Energy Co.
6.25%                                                   09/16/19                            300,000            302,216 (b)
Air Jamaica Ltd.
9.38%                                                   07/08/15                            282,857            260,229
American Electric Power Company, Inc. (Series C)
5.38%                                                   03/15/10                          2,125,000          2,167,096 (h)
American Express Company
8.13%                                                   05/20/19                            342,000            404,480
Anheuser-Busch InBev Worldwide Inc.
7.20%                                                   01/15/14                            500,000            562,923 (b)
7.75%                                                   01/15/19                          1,808,000          2,139,334 (b)
Apria Healthcare Group Inc.
11.25%                                                  11/01/14                          1,110,000          1,193,250 (b)
ARAMARK Corp.
8.50%                                                   02/01/15                          1,000,000          1,008,750
Arch Coal, Inc.
8.75%                                                   08/01/16                          1,500,000          1,545,000 (b)
Archer-Daniels-Midland Co.
6.45%                                                   01/15/38                          1,017,000          1,170,815
Arcos Dorados BV
7.50%                                                   10/01/19                            200,000            198,272 (b)
Arizona Public Service Co.
6.25%                                                   08/01/16                            370,000            386,450 (h)
AT&T Inc.
6.40%                                                   05/15/38                          1,208,000          1,282,367
6.70%                                                   11/15/13                            934,000          1,058,182
Axtel SAB de C.V.
9.00%                                                   09/22/19                             74,000             75,110 (b)
Ball Corp.
7.38%                                                   09/01/19                          1,250,000          1,268,750
Banco Mercantil del Norte S.A.
6.14%                                                   10/13/16                            148,000            142,168 (i)
Banco Nacional de Desenvolvimento Economico e Social
6.50%                                                   06/10/19                          1,000,000          1,062,500 (b)
Bank of America Corp.
5.75%                                                   12/01/17                          2,750,000          2,744,987
6.50%                                                   08/01/16                          2,055,000          2,160,115
7.38%                                                   05/15/14                            335,000            372,742
Barclays Bank PLC
5.00%                                                   09/22/16                            543,000            549,933
5.20%                                                   07/10/14                          1,043,000          1,101,739
Bombardier Inc.
8.00%                                                   11/15/14                          1,250,000          1,281,250 (b)
Bristol-Myers Squibb Co.
5.88%                                                   11/15/36                            234,000            258,993 (h)
Bunge Ltd. Finance Corp.
8.50%                                                   06/15/19                            547,000            630,598
CA, Inc.
6.13%                                                   12/01/14                          1,035,000          1,114,033
Carolina Power & Light Co.
5.15%                                                   04/01/15                            810,000            873,279 (h)
5.70%                                                   04/01/35                            155,000            166,356 (h)
6.13%                                                   09/15/33                            123,000            138,858 (h)
Case New Holland Inc.
7.75%                                                   09/01/13                          1,476,000          1,468,620
Cenovus Energy Inc.
4.50%                                                   09/15/14                            753,000            769,384 (b)
6.75%                                                   11/15/39                          1,369,000          1,475,143 (b)
Centrais Eletricas Brasileiras S.A.
6.88%                                                   07/30/19                            100,000            108,000 (b)
Central American Bank for Economic Integration
5.38%                                                   09/24/14                            770,000            770,963 (b)
CenturyTel, Inc.
6.15%                                                   09/15/19                            342,000            343,018
CFG Investment SAC
9.25%                                                   12/19/13                            100,000             97,000
Chesapeake Energy Corp.
7.25%                                                   12/15/18                          1,000,000            945,000
Ciliandra Perkasa Finance Company Pvt Ltd.
10.75%                                                  12/08/11                            100,000            102,562
Cincinnati Bell Inc.
8.25%                                                   10/15/17                            589,000            580,530
Citigroup, Inc.
5.00%                                                   09/15/14                            859,000            817,412
5.13%                                                   05/05/14                          1,394,000          1,378,078
6.38%                                                   08/12/14                          2,402,000          2,483,404
8.50%                                                   05/22/19                          1,150,000          1,298,160
CME Group Inc.
5.40%                                                   08/01/13                          1,354,000          1,463,720
Comcast Corp.
6.50%                                                   01/15/15                            685,000            763,289
Community Health Systems, Inc.
8.88%                                                   07/15/15                          1,000,000          1,025,000
Consolidated Edison Company of New York Inc.
5.85%                                                   04/01/18                            528,000            575,536
6.65%                                                   04/01/19                            528,000            610,073
7.13%                                                   12/01/18                          7,400,000          8,777,273
Continental Resources, Inc.
8.25%                                                   10/01/19                          1,000,000          1,027,500 (b)
COX Communications Inc.
7.13%                                                   10/01/12                            240,000            267,725 (h)
7.75%                                                   11/01/10                            375,000            396,821 (h)
Credit Suisse
6.00%                                                   02/15/18                          2,262,000          2,368,214
Credit Suisse First Boston International
for CJSC The EXIM of Ukraine
7.65%                                                   09/07/11                            200,000            177,000
CSN Islands XI Corp.
6.88%                                                   09/21/19                            100,000            100,625 (b)
CSX Corp.
6.25%                                                   03/15/18                            646,000            700,584
CVS Caremark Corp.
5.75%                                                   06/01/17                            264,000            282,613
6.13%                                                   09/15/39                          1,026,000          1,043,671
6.60%                                                   03/15/19                            302,000            340,435
DASA Finance Corp.
8.75%                                                   05/29/18                          1,284,000          1,361,040
Del Monte Corp.
7.50%                                                   10/15/19                          1,000,000          1,010,000 (b)
Diageo Capital PLC
5.20%                                                   01/30/13                            454,000            486,542
7.38%                                                   01/15/14                            588,000            681,433
DirecTV Financing Company Inc.
4.75%                                                   10/01/14                          1,370,000          1,370,000 (b)
5.88%                                                   10/01/19                            480,000            477,000 (b)
Dolphin Energy Ltd.
5.89%                                                   06/15/19                            400,000            405,000 (b)
Dominion Resources, Inc.
5.20%                                                   08/15/19                            688,000            714,363
Dover Corp.
6.50%                                                   02/15/11                            375,000            399,516 (h)
Duke Energy Indiana Inc.
6.35%                                                   08/15/38                            817,000            963,562
Dynegy Holdings Inc.
7.50%                                                   06/01/15                          1,500,000          1,387,500
Ecopetrol S.A.
7.63%                                                   07/23/19                            220,000            240,900 (b)
Eli Lilly & Co.
4.20%                                                   03/06/14                            300,000            318,311
Empresa Nacional del Petroleo
6.25%                                                   07/08/19                          1,200,000          1,281,248 (b)
Empresas Publicas de Medellin ESP
7.63%                                                   07/29/19                            200,000            216,500 (b)
ERP Operating LP (REIT)
5.25%                                                   09/15/14                            343,000            347,973
European Investment Bank
4.88%                                                   01/17/17                          1,200,000          1,306,258
Exelon Generation Company LLC
5.20%                                                   10/01/19                            958,000            968,483
6.25%                                                   10/01/39                            855,000            872,666
Export-Import Bank of Korea
5.88%                                                   01/14/15                            200,000            210,850
Frontier Communications Corp.
8.13%                                                   10/01/18                          1,000,000          1,006,250
Gaz Capital S.A.
8.13%                                                   07/31/14                            100,000            107,000 (b)
9.25%                                                   04/23/19                            750,000            837,188
Georgia-Pacific LLC
7.70%                                                   06/15/15                          1,500,000          1,515,000
GlaxoSmithKline Capital Inc.
4.85%                                                   05/15/13                            885,000            950,785
6.38%                                                   05/15/38                            543,000            640,142
Globo Comunicacao e Participacoes S.A.
7.25%                                                   04/26/22                            300,000            315,000 (b)
Greif, Inc.
7.75%                                                   08/01/19                          1,500,000          1,545,000 (b)
HCA Inc.
7.88%                                                   02/15/20                          1,630,000          1,636,113 (b)
9.25%                                                   11/15/16                          1,000,000          1,033,750
Health Management Associates, Inc.
6.13%                                                   04/15/16                          1,478,000          1,374,540
Holcim US Finance Sarl & Cie SCS
6.00%                                                   12/30/19                            411,000            416,001 (b)
Host Hotels & Resorts LP (REIT)
9.00%                                                   05/15/17                          1,000,000          1,060,000 (b)
HSBC Bank USA N.A.
4.63%                                                   04/01/14                            585,000            603,763
7.00%                                                   01/15/39                            750,000            875,984
HSBC Finance Corp.
5.00%                                                   06/30/15                          2,545,000          2,554,752
5.70%                                                   06/01/11                          1,466,000          1,520,625
6.75%                                                   05/15/11                            405,000            426,871 (h)
HSBC Holdings PLC
6.50%                                                   05/02/36                            100,000            108,337 (h)
6.80%                                                   06/01/38                            750,000            841,582
Hutchison Whampoa International 09/16 Ltd.
4.63%                                                   09/11/15                          1,000,000            992,552 (b)
Hyatt Hotels Corp.
6.88%                                                   08/15/19                          1,376,000          1,411,974
Hydro Quebec
8.05%                                                   07/07/24                            820,000          1,048,829 (h)
Illinois Power Co.
9.75%                                                   11/15/18                          1,036,000          1,300,611
Ingles Markets Inc.
8.88%                                                   05/15/17                          1,590,000          1,629,750
Intergen N.V.
9.00%                                                   06/30/17                          1,500,000          1,545,000 (b)
International Business Machines Corp.
4.75%                                                   11/29/12                          1,300,000          1,406,126 (h)
International Paper Co.
7.50%                                                   08/15/21                            688,000            728,981
Jefferies Group, Inc.
8.50%                                                   07/15/19                            515,000            545,060
Johnson & Johnson
5.85%                                                   07/15/38                            914,000          1,028,758
JPMorgan Chase & Co.
5.13%                                                   09/15/14                          2,061,000          2,147,177
6.30%                                                   04/23/19                            516,000            563,331
6.40%                                                   05/15/38                            827,000            925,862
JPMorgan Chase Bank
5.88%                                                   06/13/16                            825,000            864,160
KazMunaiGaz Finance Sub BV
9.13%                                                   07/02/18                            200,000            217,000 (b)
11.75%                                                  01/23/15                            400,000            473,000 (b)
Kellogg Co.
5.13%                                                   12/03/12                            508,000            551,436
Kimberly-Clark Corp.
7.50%                                                   11/01/18                            306,000            380,991
Korea Hydro & Nuclear Power Company Ltd.
6.25%                                                   06/17/14                            300,000            319,121 (b)
Korea National Oil Corp.
5.38%                                                   07/30/14                            500,000            510,300 (b)
Kreditanstalt fuer Wiederaufbau
3.50%                                                   03/10/14                          2,526,000          2,628,053
4.13%                                                   10/15/14                          1,022,000          1,047,407
4.50%                                                   07/16/18                          1,989,000          2,105,890
L-3 Communications Corp.
5.20%                                                   10/15/19                            480,000            478,282 (b)
Lincoln National Corp.
8.75%                                                   07/01/19                            692,000            800,344
Majapahit Holding BV
7.25%                                                   10/17/11                            100,000            104,000 (b)
7.75%                                                   10/17/16                            725,000            761,250 (b)
Massey Energy Co.
6.88%                                                   12/15/13                          1,475,000          1,423,375
McDonald's Corp.
6.30%                                                   03/01/38                            725,000            848,659
Merrill Lynch & Company Inc.
6.05%                                                   08/15/12                            919,000            980,102
6.88%                                                   04/25/18                            544,000            572,123
MetLife, Inc. (Series A)
6.82%                                                   08/15/18                          2,439,000          2,714,612
Morgan Stanley
5.05%                                                   01/21/11                            949,000            981,641
5.63%                                                   09/23/19                          1,367,000          1,344,170
6.00%                                                   04/28/15                            533,000            564,431
7.30%                                                   05/13/19                          1,356,000          1,491,972
Morgan Stanley (Series F)
6.63%                                                   04/01/18                            500,000            528,712
Munich Re America Corp. (Series B)
7.45%                                                   12/15/26                            315,000            343,982 (h)
National Agricultural Cooperative Federation
5.00%                                                   09/30/14                            637,000            642,585 (b)
Nevada Power Co. (Series I)
6.50%                                                   04/15/12                            515,000            550,321 (h)
Newmont Mining Corp.
5.13%                                                   10/01/19                          1,368,000          1,367,395
6.25%                                                   10/01/39                          1,540,000          1,529,551
News America Inc.
5.65%                                                   08/15/20                            481,000            487,605
Nexen Inc.
7.50%                                                   07/30/39                            830,000            903,802
NorthWestern Corp.
5.88%                                                   11/01/14                            200,000            210,765 (h)
NRG Energy, Inc.
7.38%                                                   02/01/16                          1,000,000            967,500
Oracle Corp.
5.00%                                                   07/08/19                            688,000            723,766
Pacific Gas & Electric Co.
5.80%                                                   03/01/37                            500,000            541,302
Pacificorp
6.25%                                                   10/15/37                            403,000            465,130
Parker Hannifin Corp.
5.50%                                                   05/15/18                            830,000            881,823
Pemex Finance Ltd.
9.03%                                                   02/15/11                             79,500             82,879 (h)
PepsiCo, Inc.
5.00%                                                   06/01/18                            567,000            606,955
7.90%                                                   11/01/18                          1,498,000          1,891,552
Petrobras International Finance Co.
7.88%                                                   03/15/19                            440,000            507,650
Petroleos Mexicanos
4.88%                                                   03/15/15                          1,100,000          1,086,250 (b)
Petroleum Company of Trinidad & Tobago Ltd.
6.00%                                                   05/08/22                            600,000            552,000 (b)
Petronas Capital Ltd.
5.25%                                                   08/12/19                            400,000            405,844
Petronas Global Sukuk Ltd.
4.25%                                                   08/12/14                            100,000             99,909
Pfizer Inc.
6.20%                                                   03/15/19                            636,000            716,859
7.20%                                                   03/15/39                            316,000            397,721
Plains All American Pipeline LP
4.25%                                                   09/01/12                          1,035,000          1,063,996
PNC Funding Corp.
4.25%                                                   09/21/15                            684,000            686,688
Potomac Electric Power Co.
7.90%                                                   12/15/38                            233,000            311,716
Pride International, Inc.
8.50%                                                   06/15/19                            736,000            809,600
Princeton University (Series A)
5.70%                                                   03/01/39                            188,000            206,913
Principal Financial Group, Inc.
8.88%                                                   05/15/19                          1,153,000          1,381,480
Prudential Financial, Inc.
3.63%                                                   09/17/12                            342,000            344,110
5.15%                                                   01/15/13                            792,000            815,365
5.70%                                                   12/14/36                            485,000            434,608 (h)
6.10%                                                   06/15/17                            415,000            416,831
7.38%                                                   06/15/19                            685,000            764,467
Public Service Company of Colorado
7.88%                                                   10/01/12                            520,000            604,337 (h)
Qtel International Finance Ltd.
6.50%                                                   06/10/14                            500,000            545,928 (b)
7.88%                                                   06/10/19                            500,000            571,621 (b)
QVC Inc.
7.50%                                                   10/01/19                          1,000,000          1,001,250 (b)
Qwest Communications International Inc.
8.00%                                                   10/01/15                          1,000,000            998,750 (b)
RailAmerica, Inc.
9.25%                                                   07/01/17                          1,498,000          1,569,155 (b)
Republic Services Inc.
5.50%                                                   09/15/19                            481,000            495,506
Rio Tinto Finance USA Ltd.
8.95%                                                   05/01/14                            342,000            403,624
9.00%                                                   05/01/19                            475,000            583,098
RSHB Capital SA for OJSC Russian Agricultural Bank
6.97%                                                   09/21/16                            200,000            192,000 (i)
Safeway Inc.
6.25%                                                   03/15/14                            968,000          1,069,383
SBA Telecommunications Inc.
8.00%                                                   08/15/16                            296,000            302,660 (b)
8.25%                                                   08/15/19                            444,000            457,320 (b)
Simon Property Group LP (REIT)
6.75%                                                   05/15/14                            824,000            883,724
Southern California Edison Co.
5.50%                                                   08/15/18                          1,351,000          1,478,818
Southern Copper Corp.
7.50%                                                   07/27/35                            100,000             99,656
Spirit Aerosystems Inc.
7.50%                                                   10/01/17                          1,000,000            995,000 (b)
Talisman Energy Inc.
7.75%                                                   06/01/19                            732,000            860,704
Target Corp.
7.00%                                                   01/15/38                          1,222,000          1,430,199
Telecom Italia Capital S.A.
6.20%                                                   07/18/11                            989,000          1,053,204
7.18%                                                   06/18/19                            960,000          1,071,209
Telefonica Emisiones SAU
5.86%                                                   02/04/13                            600,000            653,484
Tesoro Corp. (Series B)
6.63%                                                   11/01/15                          1,770,000          1,637,250
The Allstate Corp.
7.45%                                                   05/16/19                            502,000            598,331
The Bank of New York Mellon Corp.
4.95%                                                   03/15/15                            652,000            694,799
The Bear Stearns Companies LLC
6.95%                                                   08/10/12                          1,250,000          1,391,481 (h)
The Dow Chemical Co.
5.90%                                                   02/15/15                            964,000            989,433
8.55%                                                   05/15/19                            692,000            777,909
The Goldman Sachs Group, Inc.
6.00%                                                   05/01/14                          1,918,000          2,085,894
6.60%                                                   01/15/12                            264,000            286,670
7.50%                                                   02/15/19                            214,000            244,734
The Kroger Co.
6.15%                                                   01/15/20                          1,096,000          1,212,025
The Procter & Gamble Co.
5.50%                                                   02/01/34                            311,000            328,201
The Royal Bank of Scotland PLC
4.88%                                                   08/25/14                            460,000            467,070
The Toledo Edison Company
7.25%                                                   05/01/20                            324,000            381,560
The Travelers Companies, Inc.
5.80%                                                   05/15/18                          2,546,000          2,820,958
Thomson Reuters Corp.
5.95%                                                   07/15/13                            821,000            901,306
Time Warner Cable Inc.
6.75%                                                   07/01/18                          1,864,000          2,059,273
7.50%                                                   04/01/14                            622,000            713,391
8.75%                                                   02/14/19                            934,000          1,150,623
Time Warner Inc.
5.88%                                                   11/15/16                            897,000            951,192
Transocean Inc.
6.00%                                                   03/15/18                            501,000            535,185
Tyco International Finance S.A.
4.13%                                                   10/15/14                            342,000            340,813
United Technologies Corp.
6.13%                                                   07/15/38                            618,000            711,960
Vedanta Resources PLC
6.63%                                                   02/22/10                            530,000            532,650
9.50%                                                   07/18/18                            100,000             98,500 (b)
Verizon Communications Inc.
5.25%                                                   04/15/13                          2,500,000          2,706,990
6.35%                                                   04/01/19                            430,000            474,835
6.40%                                                   02/15/38                            210,000            224,386
6.90%                                                   04/15/38                            536,000            610,433
8.75%                                                   11/01/18                          1,998,000          2,496,002
Verizon Global Funding Corp.
7.25%                                                   12/01/10                            788,000            838,656
Verizon Wireless Capital LLC
5.55%                                                   02/01/14                          1,500,000          1,621,022 (b)
Virgin Media Finance PLC
9.50%                                                   08/15/16                          1,000,000          1,052,500
Voto-Votorantim Overseas Trading Operations N.V.
6.63%                                                   09/25/19                            300,000            298,875 (b)
VTB Capital SA for Vneshtorgbank
6.32%                                                   02/04/15                            200,000            196,610 (i)
Walgreen Co.
4.88%                                                   08/01/13                            408,000            439,800
5.25%                                                   01/15/19                          1,131,000          1,229,553
Wal-Mart Stores, Inc.
5.80%                                                   02/15/18                            654,000            734,630
WEA Finance LLC
7.50%                                                   06/02/14                          1,028,000          1,107,879 (b)
WEA Finance LLC
6.75%                                                   09/02/19                            688,000            695,911 (b)
Wells Fargo & Co.
4.38%                                                   01/31/13                            915,000            944,856
5.63%                                                   12/11/17                            240,000            252,094
Windstream Corp.
7.88%                                                   11/01/17                            736,000            725,188 (b)
Wyeth
5.50%                                                   03/15/13                          1,364,000          1,476,582
XL Capital Ltd.
5.25%                                                   09/15/14                          1,181,000          1,159,351
Xstrata Finance Canada Ltd.
5.80%                                                   11/15/16                            685,275            673,762 (b)
XTO Energy Inc.
6.38%                                                   06/15/38                            418,000            445,713
6.50%                                                   12/15/18                            236,000            260,535
                                                                                                           215,627,919

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
Banc of America Commercial Mortgage Inc.
5.32%                                                   09/10/47                          1,300,000          1,303,969 (h)
Banc of America Commercial Mortgage Inc. (Class A)
5.84%                                                   06/10/49                          1,770,000          1,449,852
Banc of America Commercial Mortgage Inc. (Class C)
5.88%                                                   04/10/49                            400,000            112,945 (h,i,o)
Banc of America Funding Corp.
5.61%                                                   03/20/36                            191,663             15,676 (h,i,o)
5.62%                                                   02/20/36                            301,038             14,297 (h,i,o)
Banc of America Mortgage Securities Inc. (Class B)
5.34%                                                   01/25/36                            197,050             16,987 (h,i,o)
5.53%                                                   02/25/36                            157,253             30,594 (h,i,o)
Bear Stearns Commercial Mortgage Securities
4.75%                                                   02/13/46                          1,400,000          1,387,550 (i)
5.24%                                                   12/11/38                            580,000            422,510
5.33%                                                   02/11/44                            980,000            882,173
5.48%                                                   10/12/41                          1,500,000          1,503,831 (h)
5.57%                                                   03/11/39                          1,000,000          1,007,578 (h,i)
5.61%                                                   06/11/50                          1,010,000          1,009,236
5.69%                                                   06/11/50                          1,400,000          1,235,410 (i)
5.91%                                                   06/11/40                            710,000            376,527 (i)
6.41%                                                   11/11/17                            870,000            500,831 (i)
Bear Stearns Commercial Mortgage Securities (Class A)
5.54%                                                   10/12/41                          3,590,000          3,422,745
5.63%                                                   04/12/38                          1,175,000          1,184,517 (h,i)
5.92%                                                   06/11/50                            620,000            460,710 (i)
Citigroup Commercial Mortgage Trust (Class A)
5.62%                                                   10/15/48                          1,770,000          1,633,594
Countrywide Alternative Loan Trust
6.00%                                                   08/25/36                            181,704                800 (h,o)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                   08/25/36                             96,400              1,628 (h,o)
Credit Suisse Mortgage Capital Certificates
5.47%                                                   09/15/39                            682,000            579,612 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.64%                                                   02/25/36                            110,150              8,602 (h,i,o)
Crusade Global Trust (Class A)
0.71%                                                   01/17/34                          1,359,680          1,121,912 (h,i)
CS First Boston Mortgage Securities Corp.
5.34%                                                   10/25/35                            164,828             13,186 (h,i,o)
Greenwich Capital Commercial Funding Corp.
5.60%                                                   12/10/49                          1,110,000          1,099,305
GS Mortgage Securities Corp II
5.56%                                                   11/10/39                          1,060,000            931,580
Impac CMB Trust
0.51%                                                   04/25/35                            251,522            139,490 (h,i)
Indymac INDA Mortgage Loan Trust
5.21%                                                   01/25/36                             99,508              2,637 (h,i,o)
Indymac INDA Mortgage Loan Trust (Class B)
5.21%                                                   01/25/36                            107,208             10,016 (h,i,o)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.34%                                                   08/12/37                          1,110,000          1,103,844 (i)
5.50%                                                   06/12/47                            350,000            189,405 (i)
5.81%                                                   06/12/43                          1,420,000          1,339,219 (i)
6.07%                                                   02/12/51                          1,720,000          1,234,284
JP Morgan Chase Commercial Mortgage
Securities Corp. (Class A)
6.11%                                                   02/12/51                          1,410,000          1,035,880 (i)
LB Commercial Conduit Mortgage Trust
5.84%                                                   07/15/44                            560,000            560,775 (i)
LB-UBS Commercial Mortgage Trust
0.85%                                                   09/15/39                         18,160,515            375,696 (h,i,o)
0.92%                                                   01/18/12                          3,300,686             43,289 (h,i,o)
4.95%                                                   09/15/30                            630,000            610,868
5.66%                                                   03/15/39                          1,000,000            936,973 (h,i)
5.87%                                                   09/15/45                          1,770,000          1,562,088 (i)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                                   07/15/40                            475,000            113,431 (i,o)
MASTR Alternative Loans Trust
5.00%                                                   08/25/18                             35,331              3,668 (g,h,o,q)
Medallion Trust (Class A)
0.45%                                                   08/22/36                            883,854            765,323 (i)
MLCC Mortgage Investors Inc.
4.95%                                                   02/25/36                            164,986              9,289 (h,i,o)
Morgan Stanley Capital I
5.16%                                                   10/12/52                          2,000,000          1,900,710 (i)
5.28%                                                   12/15/43                          1,500,000          1,496,204 (h)
5.33%                                                   12/15/43                          1,500,000          1,342,917 (h)
5.39%                                                   11/12/41                          2,000,000          1,201,378 (h,i)
5.69%                                                   04/15/49                            925,000            756,563 (i)
5.71%                                                   07/12/44                            300,000            284,257 (h)
MortgageIT Trust (Class A)
0.55%                                                   08/25/35                          1,778,203          1,019,209 (i)
Opteum Mortgage Acceptance Corp.
0.55%                                                   02/25/35                            132,782             79,005 (h,i)
Residential Accredit Loans Inc.
6.00%                                                   01/25/36                            235,593              7,218 (h,o)
Residential Funding Mortgage Securities I
5.75%                                                   01/25/36                            223,418             21,082 (h,o)
Wachovia Bank Commercial Mortgage Trust
5.25%                                                   12/15/43                          1,410,000          1,350,297
Wachovia Bank Commercial Mortgage Trust (Class A)
6.19%                                                   06/15/45                            350,000            224,741 (i)
WaMu Mortgage Pass Through Certificates
0.59%                                                   01/25/45                             97,985             56,161 (i)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                                   08/25/35                            468,794             38,615 (h,i,o)
5.50%                                                   01/25/36 - 03/25/36                 562,530             75,103 (h,o)
Wells Fargo Mortgage Backed Securities Trust (Class B)
5.50%                                                   03/25/36                            948,494            196,709 (h,o)
                                                                                                            41,814,501

SOVEREIGN BONDS - 0.3%
Government of Brazil
5.63%                                                   01/07/41                            300,000            292,494
5.88%                                                   01/15/19                            400,000            430,000
8.00%                                                   01/15/18                            500,556            579,643 (h)
Government of Dominican
9.50%                                                   09/27/11                            261,727            272,196
Government of Korea
5.75%                                                   04/16/14                            221,000            238,302
Government of Manitoba Canada
4.90%                                                   12/06/16                            330,000            355,432 (h)
Government of Peruvian
6.55%                                                   03/14/37                            441,000            478,485
7.35%                                                   07/21/25                            100,000            116,750
Government of Philippines
6.50%                                                   01/20/20                            300,000            321,375
Government of Poland
6.38%                                                   07/15/19                            222,000            249,399
Government of Quebec Canada
7.50%                                                   09/15/29                            495,000            656,168
Government of Turkey
7.50%                                                   07/14/17                          1,000,000          1,102,500
Government of Uruguay
6.88%                                                   09/28/25                            220,478            226,100
Government of Venezuela
5.38%                                                   08/07/10                            542,000            525,740
10.75%                                                  09/19/13                            223,000            220,770
                                                                                                             6,065,354

MUNICIPAL BONDS AND NOTES - 0.1%
Dallas Area Rapid Transit
6.00%                                                   12/01/44                            425,000            470,641
New Jersey State Turnpike Authority
7.41%                                                   01/01/40                            710,000            875,288
New Jersey Transportation Trust Fund Authority
6.88%                                                   12/15/39                            620,000            664,547
                                                                                                             2,010,476

TOTAL BONDS AND NOTES                                                                                      630,778,838
(COST $619,739,301)

                                                                                           NUMBER OF
                                                                                             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 0.4%
-----------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                           184,495        $ 2,756,356 (m)
Industrial Select Sector SPDR Fund                                                          345,395          9,097,704 (m)
iShares MSCI Emerging Markets Index Fund                                                      1,318             51,283 (a,p)

TOTAL EXCHANGE TRADED FUNDS                                                                                 11,905,343
(COST $17,973,609)

-----------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.2%
-----------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                          5,298,395 (k)
(COST $7,908,052)

TOTAL INVESTMENTS IN SECURITIES                                                                          2,106,332,293
(COST $2,127,231,642)

-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 18.2%
-----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 8.4%
GE Money Market Fund Institutional Class
0.06%                                                                                                      204,862,411 (d,n)

                                                                                         PRINCIPAL
                                                                                           AMOUNT
----------------------------------------------------------------------------------------------------
U.S. TREASURIES - 3.2%
U.S. Treasury Bill
0.01%                                                   10/01/09                       $ 11,500,000         11,500,000 (d)
0.06%                                                   11/05/09                         28,500,000         28,499,430 (d)
0.12%                                                   12/17/09                         35,000,000         34,994,330 (d)
U.S. Treasury Note
2.13%                                                   01/31/10                          4,500,000          4,529,178
                                                                                                            79,522,938

U.S. GOVERNMENTS - 6.6%
Federal Home Loan Bank Discount Notes
0.08%                                                   11/06/09                          3,595,000          3,594,853 (d)
0.10%                                                   11/12/09 - 11/18/09              19,100,000         19,098,987 (d)
0.11%                                                   11/25/09 - 12/01/09              25,600,000         25,598,158 (d)
0.13%                                                   12/16/09                          4,500,000          4,499,518 (d)
0.19%                                                   01/15/10                          1,650,000          1,649,510 (d)
Federal Home Loan Mortgage Corp. Discount Notes
0.10%                                                   11/23/09                          6,100,000          6,099,634 (d)
0.13%                                                   12/08/09                         20,000,000         19,998,080 (d)
0.16%                                                   12/21/09                         15,000,000         14,998,290 (d)
0.29%                                                   11/09/09                         15,000,000         14,999,340 (d)
Federal National Mortgage Assoc. Discount Notes
0.14%                                                   12/07/09                         17,900,000         17,898,317 (d)
0.16%                                                   01/22/10                         28,000,000         27,991,124 (d)
0.19%                                                   01/14/10                          7,000,000          6,997,942 (d)
                                                                                                           163,423,753

TIME DEPOSIT - 0.0%*
State Street Corp.
0.01%                                                   10/01/09                            421,971            421,971 (e)

TOTAL SHORT-TERM INVESTMENTS                                                                               448,231,073
(COST $448,156,341)

TOTAL INVESTMENTS                                                                                        2,554,563,366
(COST $2,575,387,983)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.5)%                                                        (85,869,044)

                                                                                                       ----------------
NET ASSETS - 100.0%                                                                                    $ 2,468,694,322
                                                                                                       ================


----------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------

The GEI Total Return Fund had the following
long futures contracts open at
September 30, 2009 (unaduited):
                                                                                                               UNREALIZED
                                                                          NUMBER OF           CURRENT         APPRECIATION/
DESCRIPTION                                         EXPIRATION DATE       CONTRACTS       NOTIONAL VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures                       December 2009            25           $ 1,044,019          $    526
FTSE 100 Index Futures                               December 2009             6               488,537               904
German Euro Bund Futures                             December 2009            82            14,608,462            66,222
Russell 2000 Mini Index Futures                      December 2009            824           49,687,200           154,851
S&P 500 Emini Index Futures                          December 2009           1092           57,488,340           357,663
S&P Midcap 400 Emini Index Futures                   December 2009             4               275,680            (1,350)
Topix Index Futures                                  December 2009             4               406,545           (10,148)
5 Yr. U.S.Treasury Notes Futures                     December 2009            232           26,933,750           321,893

The GEI Total Return Fund had the following short futures contracts open at
September 30, 2009 (unaduited):

                                                                                                               UNREALIZED
                                                                          NUMBER OF           CURRENT         APPRECIATION/
DESCRIPTION                                         EXPIRATION DATE       CONTRACTS       NOTIONAL VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
2 Yr. U.S.Treasury Notes Futures                     December 2009            102          $ (22,130,813)      $ (24,468)
10 Yr. U.S.Treasury Notes Futures                    December 2009            589            (69,695,266)       (872,042)
                                                                                                               ---------
                                                                                                                $ (5,949)
                                                                                                               =========



The GEI Total Return Fund was invested in the following Countries at September
30, 2009 (unaduited):

COUNTRY                                                    PERCENTAGE (BASED ON MARKET VALUE)
---------------------------------------------------------------------------------------------
United States                                                                          74.71%
United Kingdom                                                                          3.59%
Switzerland                                                                             3.09%
France                                                                                  2.96%
Japan                                                                                   2.54%
Germany                                                                                 2.04%
Canada                                                                                  1.95%
Brazil                                                                                  1.07%
Spain                                                                                   0.98%
China                                                                                   0.96%
South Korea                                                                             0.90%
Taiwan                                                                                  0.66%
Australia                                                                               0.66%
Italy                                                                                   0.47%
Netherlands                                                                             0.44%
India                                                                                   0.32%
South Africa                                                                            0.29%
Hong Kong                                                                               0.28%
Mexico                                                                                  0.26%
Russia                                                                                  0.25%
Luxembourg                                                                              0.20%
Ireland                                                                                 0.18%
Cayman Islands                                                                          0.15%
Sweden                                                                                  0.12%
Chile                                                                                   0.11%
Turkey                                                                                  0.10%
Finland                                                                                 0.10%
Singapore                                                                               0.08%
Indonesia                                                                               0.06%
Denmark                                                                                 0.05%
Israel                                                                                  0.05%
Philippines                                                                             0.05%
Malaysia                                                                                0.04%
Czech Republic                                                                          0.04%
Peru                                                                                    0.03%
Honduras                                                                                0.03%
Egypt                                                                                   0.03%
Venezuela                                                                               0.03%
United Arab Emirates                                                                    0.03%
Qatar                                                                                   0.02%
Austria                                                                                 0.02%
Thailand                                                                                0.01%
Netherland Antilles                                                                     0.01%
Dominican Republic                                                                      0.01%
Jamaica                                                                                 0.01%
Poland                                                                                  0.01%
Kazakhstan                                                                              0.01%
                                                                                      -------
                                                                                      100.00%
                                                                                      =======


The GEI Total Return Fund was invested in the following Sectors at September 30,
2009 (unaduited):

SECTOR                                                     PERCENTAGE (BASED ON MARKET VALUE)
----------------------------------------------------------------------------------------------
Short-Term                                                                             17.55%
Corporate Notes                                                                         8.44%
Agency Mortgage Backed                                                                  7.60%
U.S. Treasuries                                                                         4.21%
Commercial Banks                                                                        3.89%
Oil, Gas & Consumable Fuels                                                             3.82%
Capital Markets                                                                         3.20%
Communications Equipment                                                                2.73%
Energy Equipment & Services                                                             2.20%
Insurance                                                                               2.12%
Media                                                                                   2.01%
Software                                                                                1.92%
Biotechnology                                                                           1.88%
Metals & Mining                                                                         1.88%
Wireless Telecommunication Services                                                     1.88%
Healthcare Equipment & Supplies                                                         1.81%
Pharmaceuticals                                                                         1.73%
Non-Agency Collateralized Mortgage Obligations                                          1.64%
IT Services                                                                             1.61%
Semiconductors & Semiconductor Equipment                                                1.58%
Specialty Retail                                                                        1.55%
Diversified Financial Services                                                          1.52%
Chemicals                                                                               1.45%
Federal Agencies                                                                        1.30%
Food Products                                                                           1.26%
Healthcare Providers & Services                                                         1.21%
Beverages                                                                               1.18%
Commercial Services & Supplies                                                          1.18%
Multi-Utilities                                                                         0.94%
Industrial Conglomerates                                                                0.94%
Asset Backed                                                                            0.90%
Aerospace & Defense                                                                     0.90%
Electric Utilities                                                                      0.87%
Internet Software & Services                                                            0.87%
Computers & Peripherals                                                                 0.70%
Food & Staples Retailing                                                                0.70%
Household Products                                                                      0.69%
Real Estate Management & Development                                                    0.68%
Diversified Telecommunication Services                                                  0.64%
Life Sciences Tools & Services                                                          0.56%
Machinery                                                                               0.55%
Hotels Restaurants & Leisure                                                            0.48%
Exchange Traded Fund                                                                    0.47%
Multiline Retail                                                                        0.45%
Personal Products                                                                       0.45%
Electrical Equipment                                                                    0.41%
Automobiles                                                                             0.41%
Construction & Engineering                                                              0.39%
Electronic Equipment, Instruments & Components                                          0.31%
Agency Collateralized Mortgage Obligations                                              0.28%
Textiles Apparel & Luxury Goods                                                         0.24%
Sovereign Bonds                                                                         0.24%
Other Investments                                                                       0.21%
Construction Materials                                                                  0.21%
Professional Services                                                                   0.18%
Road & Rail                                                                             0.17%
Tobacco                                                                                 0.15%
Building Products                                                                       0.10%
Water Utilities                                                                         0.09%
Municipal Bonds and Notes                                                               0.08%
Thrifts & Mortgage Finance                                                              0.08%
Real Estate Investment Trusts (Reits)                                                   0.07%
Paper & Forest Products                                                                 0.06%
Gas Utilities                                                                           0.06%
Household Durables                                                                      0.05%
Auto Components                                                                         0.04%
Independent Power Producers & Energy Traders                                            0.02%
Transportation Infrastructure                                                           0.01%
                                                                                      --------
                                                                                      100.00%
                                                                                      ========


                                GEI INCOME FUND

             SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                  PRINCIPAL
                                                                                    AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 86.3%+
------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 10.4%
U.S. Treasury Bonds
3.50%                                                    02/15/39                $ 1,175,400           $ 1,064,840
4.25%                                                    05/15/39                    604,100               624,960
U.S. Treasury Notes
0.88%                                                    01/31/11 - 05/31/11         869,700               872,105
1.13%                                                    06/30/11                  2,601,600             2,616,640 (h)
1.25%                                                    11/30/10                    128,700               129,836
2.25%                                                    05/31/14                     10,900                10,933
2.63%                                                    07/31/14                    429,700               436,884
3.63%                                                    10/31/09                     80,000                80,228
4.50%                                                    11/15/10                     20,000                20,899
4.63%                                                    10/31/11                    460,000               494,320
                                                                                                         6,351,645

Federal Agencies - 5.7%
Federal Home Loan Mortgage Corp.
4.13%                                                    09/27/13                    350,000               375,238
4.88%                                                    02/09/10                  1,805,000             1,834,317
5.13%                                                    11/17/17                    500,000               555,541
8.25%                                                    06/01/26                     60,000                80,179 (h,j)
Federal National Mortgage Assoc.
3.88%                                                    07/12/13                    568,000               605,181
                                                                                                         3,450,456

AGENCY MORTGAGE BACKED - 24.6%
Federal Home Loan Mortgage Corp.
4.50%                                                    06/01/33 - 02/01/35          47,351                48,127 (h)
5.00%                                                    07/01/35                    191,787               199,108 (h)
5.50%                                                    05/01/20 - 03/01/38         726,729               769,746 (h)
6.00%                                                    04/01/17 - 11/01/37       1,212,416             1,286,833 (h)
6.50%                                                    01/01/27 - 08/01/36         427,153               458,436 (h)
7.00%                                                    10/01/16 - 08/01/36         132,672               144,740 (h)
7.50%                                                    11/01/09 - 09/01/33          18,435                20,478 (h)
8.00%                                                    11/01/30                     17,475                19,846 (h)
8.50%                                                    04/01/30 - 05/01/30          22,904                26,317 (h)
5.50%                                                    TBA                         180,000               188,381 (c)
Federal National Mortgage Assoc.
4.00%                                                    05/01/19 - 06/01/19         190,948               198,607 (h)
4.50%                                                    05/01/18 - 12/01/34         803,433               837,740 (h)
5.00%                                                    03/01/34 - 08/01/35         448,973               465,828 (h)
5.25%                                                    04/01/37                    130,431               137,762 (i)
5.47%                                                    04/01/37                    115,503               122,179 (i)
5.48%                                                    04/01/37                    105,756               111,795 (i)
5.50%                                                    12/01/13 - 04/01/38       1,429,917             1,509,556 (h)
5.52%                                                    04/01/37                     48,083                50,822 (i)
5.57%                                                    04/01/37                    136,324               144,557 (i)
5.67%                                                    04/01/37                     92,829                98,155 (i)
5.72%                                                    04/01/37                     55,185                58,540 (i)
5.81%                                                    03/01/37                      9,877                10,454 (i)
6.00%                                                    06/01/14 - 03/01/38       1,616,267             1,718,090 (h)
6.03%                                                    10/01/37                    113,545               120,499 (i)
6.50%                                                    07/01/17 - 02/01/35       1,510,029             1,626,029 (h)
7.00%                                                    03/01/15 - 06/01/36         505,158               555,041 (h)
7.50%                                                    12/01/09 - 03/01/34         128,122               142,798 (h)
8.00%                                                    12/01/12 - 11/01/33          95,204               107,507 (h)
8.50%                                                    05/01/31                      4,712                 5,394 (h)
9.00%                                                    04/01/16 - 12/01/22          11,198                12,186 (h)
4.50%                                                    TBA                         170,000               172,178 (c)
5.00%                                                    TBA                         547,000               573,496 (c)
5.50%                                                    TBA                       1,435,000             1,500,921 (c)
7.00%                                                    TBA                         210,000               228,900 (c)
Government National Mortgage Assoc.
4.13%                                                    12/20/24                      3,073                 3,125 (h,i)
4.38%                                                    02/20/23 - 02/20/26          11,179                11,423 (h,i)
4.50%                                                    08/15/33 - 09/15/34         261,249               266,923 (h)
6.00%                                                    04/15/27 - 09/15/36         391,664               417,536 (h)
6.50%                                                    04/15/19 - 08/15/36         321,111               343,970 (h)
7.00%                                                    03/15/12 - 10/15/36         199,518               218,244 (h)
7.50%                                                    11/15/31 - 10/15/33           8,150                 9,075 (h)
8.00%                                                    12/15/29                      3,573                 4,063 (h)
8.50%                                                    10/15/17                     15,268                16,576 (h)
9.00%                                                    11/15/16 - 12/15/21          39,103                42,880 (h)
                                                                                                        15,004,861

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9%
Federal Home Loan Mortgage Corp.
0.21%                                                    09/25/43                  1,295,587                 7,525 (g,h,i,q)
0.62%                                                    09/15/34                     67,563                58,237 (d,f)
0.66%                                                    11/15/37                    182,253               155,003 (d,f)
4.50%                                                    10/15/16 - 03/15/19         300,011                23,266 (g,h,q)
5.00%                                                    10/15/14 - 12/01/34       2,332,420               377,870 (g,q)
5.00%                                                    05/15/38                     74,196                73,408
5.50%                                                    04/15/17 - 06/15/33         375,168                58,383 (g,h,q)
7.50%                                                    01/15/16                     16,754                17,197 (h)
7.50%                                                    07/15/27                     10,398                 2,206 (g,h,q)
8.00%                                                    02/01/23 - 07/01/24           4,941                   953 (g,h,q)
9.62%                                                    12/15/33                    150,000               163,955 (h,i)
Federal Home Loan Mortgage STRIPS
9.21%                                                    08/01/27                      1,288                 1,071 (d,f,h)
Federal National Mortgage Assoc.
1.20%                                                    12/25/42                     82,137                 3,000 (g,h,i,q)
4.50%                                                    05/25/18                     59,740                 2,730 (g,h,q)
4.75%                                                    11/25/14                      9,229                    54 (g,h,q)
5.00%                                                    08/25/17 - 02/25/32         272,907                24,794 (g,h,q)
5.00%                                                    10/25/35 - 08/25/38         204,765               204,161
5.50%                                                    01/25/33                    152,073               159,502 (h)
6.75%                                                    10/25/29                    351,740                32,864 (g,h,i,q)
7.00%                                                    09/25/20                        662                   714 (h)
7.25%                                                    05/25/18                    516,436                58,987 (g,h,i,q)
7.35%                                                    09/25/42                    877,267               122,756 (g,h,i,q)
7.45%                                                    08/25/16                    127,441                 6,648 (g,h,i,q)
16.07%                                                   03/25/31                    272,786               306,055 (h,i)
Federal National Mortgage Assoc. (Class 1)
1.30%                                                    11/01/34                    264,618               230,928 (d,f,h)
4.50%                                                    09/01/35 - 01/01/36         548,813                93,325 (g,q)
5.00%                                                    05/25/38                    166,610                25,136 (g,q)
Federal National Mortgage Assoc. (Class 2)
4.50%                                                    08/01/35                    164,247                27,876 (g,q)
5.00%                                                    08/01/34 - 03/25/38         154,602                24,934 (g,q)
5.50%                                                    12/01/33                     70,104                12,495 (g,h,q)
7.50%                                                    11/01/23                     30,777                 4,794 (g,h,q)
8.00%                                                    08/01/23 - 07/01/24          11,457                 2,277 (g,h,q)
8.50%                                                    07/25/22                                                  (g,h,q)
9.00%                                                    05/25/22                        321                    63 (g,h,q)
Federal National Mortgage Assoc. (Class B)
6.30%                                                    12/25/22                        319                   302 (d,f,h)
Federal National Mortgage Assoc. (Class H)
5.00%                                                    10/25/22                     79,283                 7,536 (g,h,q)
Federal National Mortgage Assoc. (Class K)
1008.00%                                                 05/25/22                          7                   140 (g,h,q)
Government National Mortgage Assoc.
1.00%                                                    01/20/37                    584,153                58,623 (g,i,q)
6.15%                                                    05/20/39                    388,851                38,342 (g,i,q)
                                                                                                         2,388,110

ASSET BACKED - 1.6%
Bear Stearns Asset Backed Securities Trust
0.47%                                                    11/25/35                    720,100               636,017 (h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
0.81%                                                    02/25/33                     25,705                22,577 (h,i)
5.75%                                                    05/25/32                     23,802                11,200 (h,i,o)
Countrywide Asset-Backed Certificates
1.11%                                                    05/25/33                     10,760                 6,184 (h,i)
Discover Card Master Trust I (Class A)
0.57%                                                    06/16/15                     40,000                36,272 (i)
Discover Card Master Trust I (Class B) (Series 2)
0.42%                                                    05/15/12                     60,000                56,247 (i)
Mid-State Trust
7.54%                                                    07/01/35                      2,067                 1,766 (h,o)
Nissan Auto Lease Trust
0.31%                                                    02/15/13                    195,828               195,568 (i)
Residential Asset Mortgage Products Inc. (Class A)
0.81%                                                    06/25/32                     27,203                15,671 (i)
Residential Asset Securities Corp.
0.75%                                                    07/25/32                      4,556                 2,152 (h,i)
Wells Fargo Home Equity Trust
3.97%                                                    05/25/34                     16,704                16,342 (h,i,o)
                                                                                                           999,996

CORPORATE NOTES - 33.2%
AMC Entertainment Inc.
8.75%                                                    06/01/19                    166,000               171,395
American Express Company
8.13%                                                    05/20/19                     32,000                37,846
Anheuser-Busch InBev Worldwide Inc.
7.20%                                                    01/15/14                     72,000                81,061 (b)
7.75%                                                    01/15/19                    159,000               188,138 (b,h)
Apria Healthcare Group Inc.
11.25%                                                   11/01/14                    103,000               110,725 (b)
ARAMARK Corp.
8.50%                                                    02/01/15                    212,000               213,855
Arch Coal, Inc.
8.75%                                                    08/01/16                     10,000                10,300 (b)
Archer-Daniels-Midland Co.
6.45%                                                    01/15/38                     97,000               111,671
Arizona Public Service Co.
6.25%                                                    08/01/16                    165,000               172,336 (h)
AT&T Inc.
6.40%                                                    05/15/38                     80,000                84,925 (h)
6.70%                                                    11/15/13                    108,000               122,359 (h)
Axtel SAB de C.V.
9.00%                                                    09/22/19                      6,000                 6,090 (b)
Banco Mercantil del Norte S.A.
6.14%                                                    10/13/16                     14,000                13,448 (i)
Banco Nacional de Desenvolvimento Economico e Social
6.50%                                                    06/10/19                    200,000               212,500 (b)
Bank of America Corp.
5.75%                                                    12/01/17                     75,000                74,863
6.50%                                                    08/01/16                    260,000               273,299
7.38%                                                    05/15/14                     35,000                38,943
Barclays Bank PLC
5.00%                                                    09/22/16                    100,000               101,277
5.20%                                                    07/10/14                    100,000               105,632
Berkshire Hathaway Finance Corp.
5.00%                                                    08/15/13                      2,000                 2,172
Bristol-Myers Squibb Co.
5.88%                                                    11/15/36                     56,000                61,981 (h)
Bunge Ltd. Finance Corp.
8.50%                                                    06/15/19                     53,000                61,100
CA, Inc.
6.13%                                                    12/01/14                     97,000               104,407
Cargill Inc.
5.20%                                                    01/22/13                    162,000               169,872 (b,h)
6.00%                                                    11/27/17                     63,000                68,219 (b)
Carolina Power & Light Co.
5.15%                                                    04/01/15                     80,000                86,250 (h)
5.70%                                                    04/01/35                     45,000                48,297 (h)
6.13%                                                    09/15/33                     88,000                99,346 (h)
Case New Holland Inc.
7.75%                                                    09/01/13                    136,000               135,320
Cenovus Energy Inc.
4.50%                                                    09/15/14                     69,000                70,501 (b)
6.75%                                                    11/15/39                    125,000               134,692 (b)
Central American Bank for Economic Integration
5.38%                                                    09/24/14                     70,000                70,088 (b)
CenturyTel, Inc.
6.15%                                                    09/15/19                     31,000                31,092
Chesapeake Energy Corp.
7.25%                                                    12/15/18                     17,000                16,065
Cincinnati Bell Inc.
8.25%                                                    10/15/17                     54,000                53,223
Citigroup, Inc.
5.00%                                                    09/15/14                     79,000                75,175
5.13%                                                    05/05/14                    102,000               100,835
6.38%                                                    08/12/14                    222,000               229,524
8.50%                                                    05/22/19                    110,000               124,172
Clarendon Alumina Production Ltd.
8.50%                                                    11/16/21                    155,000               110,050 (b,h)
CME Group Inc.
5.40%                                                    08/01/13                    185,000               199,991
Comcast Corp.
6.50%                                                    01/15/15                     62,000                69,086
Community Health Systems, Inc.
8.88%                                                    07/15/15                    210,000               215,250
Consolidated Edison Company of New York Inc.
5.85%                                                    04/01/18                     75,000                81,752
6.65%                                                    04/01/19                     74,000                85,503
Continental Resources, Inc.
8.25%                                                    10/01/19                     42,000                43,155 (b)
COX Communications Inc.
6.25%                                                    06/01/18                     83,000                88,055 (b)
7.13%                                                    10/01/12                     57,000                63,585 (h)
7.75%                                                    11/01/10                    130,000               137,565 (h)
Credit Suisse
6.00%                                                    02/15/18                    209,000               218,814
CSX Corp.
6.25%                                                    03/15/18                     64,000                69,408
CVS Caremark Corp.
5.75%                                                    06/01/17                     38,000                40,679
6.13%                                                    09/15/39                     94,000                95,619
6.60%                                                    03/15/19                     30,000                33,818
8.75%                                                    05/29/18                     94,000                99,640
Diageo Capital PLC
7.38%                                                    01/15/14                     57,000                66,057
DirecTV Financing Company Inc.
4.75%                                                    10/01/14                    126,000               126,000 (b)
5.88%                                                    10/01/19                     44,000                43,725 (b)
Dominion Resources, Inc.
5.20%                                                    08/15/19                     64,000                66,452
Dover Corp.
6.50%                                                    02/15/11                     90,000                95,884 (h)
Duke Energy Indiana Inc.
6.35%                                                    08/15/38                    111,000               130,912
Dynegy Holdings Inc.
7.50%                                                    06/01/15                    210,000               194,250
Ecopetrol S.A.
7.63%                                                    07/23/19                     20,000                21,900 (b)
Eli Lilly & Co.
4.20%                                                    03/06/14                     30,000                31,831
ERP Operating LP (REIT)
5.25%                                                    09/15/14                     33,000                33,478
European Investment Bank
4.88%                                                    01/17/17                    100,000               108,855
Exelon Generation Company LLC
5.20%                                                    10/01/19                     88,000                88,963
6.25%                                                    10/01/39                     78,000                79,612
Frontier Communications Corp.
8.13%                                                    10/01/18                     63,000                63,394
Gaz Capital S.A.
9.25%                                                    04/23/19                    100,000               111,625
GlaxoSmithKline Capital Inc.
4.85%                                                    05/15/13                     66,000                70,906
6.38%                                                    05/15/38                     74,000                87,238
Globo Comunicacao e Participacoes S.A.
7.25%                                                    04/26/22                    100,000               105,000 (b)
HCA Inc.
7.88%                                                    02/15/20                    152,000               152,570 (b)
9.25%                                                    11/15/16                    194,000               200,548
Health Management Associates, Inc.
6.13%                                                    04/15/16                    139,000               129,270
Holcim US Finance Sarl & Cie SCS
6.00%                                                    12/30/19                     37,000                37,450 (b)
Host Hotels & Resorts LP (REIT)
9.00%                                                    05/15/17                    185,000               196,100 (b)
HSBC Bank USA N.A.
4.63%                                                    04/01/14                     50,000                51,604
HSBC Finance Corp.
5.00%                                                    06/30/15                    234,000               234,897
5.70%                                                    06/01/11                    135,000               140,030
6.75%                                                    05/15/11                     95,000               100,130
HSBC Holdings PLC
6.50%                                                    05/02/36                    100,000               108,337 (h)
6.80%                                                    06/01/38                    250,000               280,527
Hyatt Hotels Corp.
6.88%                                                    08/15/19                    128,000               131,346
IIRSA Norte Finance Ltd.
8.75%                                                    05/30/24                    163,512               167,600 (b,h)
Illinois Power Co.
9.75%                                                    11/15/18                     98,000               123,031
Ingles Markets Inc.
8.88%                                                    05/15/17                    140,000               143,500
Intergen N.V.
9.00%                                                    06/30/17                    288,000               296,640 (b)
International Paper Co.
7.50%                                                    08/15/21                     64,000                67,812
Jefferies Group, Inc.
8.50%                                                    07/15/19                     45,000                47,627
Johnson & Johnson
5.85%                                                    07/15/38                     70,000                78,789
JPMorgan Chase & Co.
5.13%                                                    09/15/14                    190,000               197,944
6.30%                                                    04/23/19                     48,000                52,403
6.40%                                                    05/15/38                    117,000               130,987
JPMorgan Chase Bank
5.88%                                                    06/13/16                     25,000                26,187
KazMunaiGaz Finance Sub BV
11.75%                                                   01/23/15                    100,000               118,250 (b)
Kellogg Co.
5.13%                                                    12/03/12                     67,000                72,729
Kreditanstalt fuer Wiederaufbau
3.50%                                                    03/10/14                    340,000               353,736
4.13%                                                    10/15/14                    132,000               135,282
4.50%                                                    07/16/18                    231,000               244,575
L-3 Communications Corp.
5.20%                                                    10/15/19                     44,000                43,842 (b)
Lincoln National Corp.
8.75%                                                    07/01/19                     64,000                74,020
Majapahit Holding BV
7.75%                                                    10/17/16                    100,000               105,000 (b)
Massey Energy Co.
6.88%                                                    12/15/13                    139,000               134,135
McDonald's Corp.
6.30%                                                    03/01/38                    109,000               127,591
Merrill Lynch & Company Inc.
6.05%                                                    08/15/12                    110,000               117,314
6.88%                                                    04/25/18                    110,000               115,687
MetLife, Inc. (Series A)
6.82%                                                    08/15/18                    113,000               125,769
Midamerican Energy Holdings Co.
6.13%                                                    04/01/36                    115,000               124,136 (h)
Morgan Stanley
5.05%                                                    01/21/11                     42,000                43,445
5.63%                                                    09/23/19                    125,000               122,912
6.00%                                                    04/28/15                     67,000                70,951
7.30%                                                    05/13/19                    166,000               182,645
Morgan Stanley (Series F)
6.63%                                                    04/01/18                    100,000               105,742
Munich Re America Corp. (Series B)
7.45%                                                    12/15/26                    105,000               114,661 (h)
National Agricultural Cooperative Federation
5.00%                                                    09/30/14                     58,000                58,509 (b)
Newmont Mining Corp.
5.13%                                                    10/01/19                    126,000               125,944
6.25%                                                    10/01/39                    142,000               141,037
News America Inc.
5.65%                                                    08/15/20                     45,000                45,618
Nexen Inc.
7.50%                                                    07/30/39                     78,000                84,936
NGPL Pipeco LLC
7.12%                                                    12/15/17                     81,000                90,631 (b)
NorthWestern Corp.
5.88%                                                    11/01/14                     85,000                89,575 (h)
NRG Energy, Inc.
7.38%                                                    02/01/16                    195,000               188,663
Oncor Electric Delivery Company
5.95%                                                    09/01/13                     46,000                49,782
OPTI Canada Inc.
8.25%                                                    12/15/14                    132,000               102,300
Oracle Corp.
5.00%                                                    07/08/19                     66,000                69,431
Pacific Gas & Electric Co.
5.80%                                                    03/01/37                    105,000               113,673
Pacificorp
6.25%                                                    10/15/37                      2,000                 2,308
Parker Hannifin Corp.
5.50%                                                    05/15/18                    114,000               121,118
Pemex Finance Ltd.
9.03%                                                    02/15/11                     19,500                20,329 (h)
PepsiCo, Inc.
5.00%                                                    06/01/18                     15,000                16,057
7.90%                                                    11/01/18                     14,000                17,678
Petrobras International Finance Co.
7.88%                                                    03/15/19                     42,000                48,458
Petroleos Mexicanos
4.88%                                                    03/15/15                    100,000                98,750 (b)
8.00%                                                    05/03/19                     18,000                20,556
Pfizer Inc.
6.20%                                                    03/15/19                     64,000                72,137
7.20%                                                    03/15/39                     32,000                40,276
Plains All American Pipeline LP
4.25%                                                    09/01/12                     97,000                99,717
PNC Funding Corp.
4.25%                                                    09/21/15                     62,000                62,244
Pride International, Inc.
8.50%                                                    06/15/19                     72,000                79,200
Princeton University (Series A)
5.70%                                                    03/01/39                     20,000                22,012
Principal Financial Group, Inc.
8.88%                                                    05/15/19                    110,000               131,798
Prudential Financial, Inc.
3.63%                                                    09/17/12                     31,000                31,191
5.15%                                                    01/15/13                     73,000                75,154
7.38%                                                    06/15/19                     66,000                73,657
QVC Inc.
7.50%                                                    10/01/19                     52,000                52,065 (b)
Qwest Communications International Inc.
8.00%                                                    10/01/15                     64,000                63,920 (b)
RailAmerica, Inc.
9.25%                                                    07/01/17                    142,000               148,745 (b)
Republic Services Inc.
5.50%                                                    09/15/19                     44,000                45,327
Rio Tinto Finance USA Ltd.
8.95%                                                    05/01/14                     34,000                40,126
9.00%                                                    05/01/19                     47,000                57,696
Roche Holdings Inc.
6.00%                                                    03/01/19                     76,000                84,599 (b)
Sabine Pass LNG LP
7.25%                                                    11/30/13                    105,000                93,713
Safeway Inc.
6.25%                                                    03/15/14                     18,000                19,885
SBA Telecommunications Inc.
8.00%                                                    08/15/16                     28,000                28,630 (b)
8.25%                                                    08/15/19                     42,000                43,260 (b)
Security Benefit Life Insurance
8.75%                                                    05/15/16                    120,000                30,000 (b,o)
Simon Property Group LP (REIT)
6.75%                                                    05/15/14                     78,000                83,654
Southern California Edison Co.
5.50%                                                    08/15/18                     65,000                71,150
Spirit Aerosystems Inc.
7.50%                                                    10/01/17                     64,000                63,680 (b)
Talisman Energy Inc.
7.75%                                                    06/01/19                     52,000                61,143
Target Corp.
7.00%                                                    01/15/38                    114,000               133,423
Teck Resources Ltd.
10.75%                                                   05/15/19                     16,000                18,600
Telecom Italia Capital S.A.
6.20%                                                    07/18/11                     81,000                86,258
7.18%                                                    06/18/19                     92,000               102,658
Telefonica Emisiones SAU
5.86%                                                    02/04/13                    150,000               163,371
Tesoro Corp. (Series B)
6.63%                                                    11/01/15                    164,000               151,700
The Allstate Corp.
7.45%                                                    05/16/19                     48,000                57,211 (h)
The Bank of New York Mellon Corp.
4.95%                                                    03/15/15                     64,000                68,201
The Bear Stearns Companies LLC
6.95%                                                    08/10/12                    114,000               126,903 (h)
The Dow Chemical Co.
5.90%                                                    02/15/15                     90,000                92,374
8.55%                                                    05/15/19                     64,000                71,945
The Goldman Sachs Group, Inc.
5.25%                                                    10/15/13                     51,000                54,142
6.00%                                                    05/01/14                    140,000               152,255
6.60%                                                    01/15/12                      7,000                 7,601
7.50%                                                    02/15/19                    150,000               171,543
The Kroger Co.
6.15%                                                    01/15/20                     98,000               108,374
The Potomac Edison Co.
5.35%                                                    11/15/14                     95,000               102,373 (h)
The Royal Bank of Scotland PLC
4.88%                                                    08/25/14                    100,000               101,537
The Toledo Edison Company
7.25%                                                    05/01/20                     32,000                37,685
The Travelers Companies, Inc.
5.80%                                                    05/15/18                     78,000                86,424
Thomson Reuters Corp.
5.95%                                                    07/15/13                    115,000               126,249
Time Warner Cable Inc.
6.75%                                                    07/01/18                     58,000                64,076
7.50%                                                    04/01/14                     52,000                59,640
8.75%                                                    02/14/19                    110,000               135,512
Time Warner Inc.
5.88%                                                    11/15/16                     83,000                88,014
Transocean Inc.
6.00%                                                    03/15/18                     78,000                83,322
United Technologies Corp.
6.13%                                                    07/15/38                     87,000               100,227
Verizon Communications Inc.
6.35%                                                    04/01/19                     30,000                33,128
6.40%                                                    02/15/38                     70,000                74,795
6.90%                                                    04/15/38                     76,000                86,554
8.75%                                                    11/01/18                     40,000                49,970
Verizon Global Funding Corp.
7.25%                                                    12/01/10                    193,000               205,407
Verizon Wireless Capital LLC
5.55%                                                    02/01/14                    106,000               114,552 (b)
7.38%                                                    11/15/13                    193,000               221,634 (b)
VTB Capital SA for Vneshtorgbank
6.32%                                                    02/04/15                    100,000                98,305 (i)
Walgreen Co.
4.88%                                                    08/01/13                     18,000                19,403
5.25%                                                    01/15/19                     67,000                72,838
Wal-Mart Stores, Inc.
5.80%                                                    02/15/18                     78,000                87,616
WEA Finance LLC
7.50%                                                    06/02/14                    100,000               107,770 (b)
6.75%                                                    09/02/19                     64,000                64,736 (b)
4.38%                                                    01/31/13                     65,000                67,121
Wells Fargo & Co.
5.63%                                                    12/11/17                     40,000                42,016
Windstream Corp.
7.88%                                                    11/01/17                     68,000                67,001 (b)
Wyeth
5.50%                                                    03/15/13                    108,000               116,914
XL Capital Ltd.
5.25%                                                    09/15/14                    108,000               106,020
Xstrata Finance Canada Ltd.
5.80%                                                    11/15/16                     62,873                61,817 (b)
XTO Energy Inc.
6.38%                                                    06/15/38                     61,000                65,044
6.50%                                                    12/15/18                     32,000                35,327
                                                                                                        20,208,715

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 5.4%
Banc of America Commercial Mortgage Inc. (Class A)
5.49%                                                    02/10/51                    131,250               106,963
5.84%                                                    06/10/49                    150,000               122,869
Banc of America Commercial Mortgage Inc. (Class C)
5.88%                                                    04/10/49                    100,000                28,236 (h,i,o)
Banc of America Funding Corp.
5.61%                                                    03/20/36                     68,812                 5,628 (h,i,o)
5.62%                                                    02/20/36                    114,905                 1,575 (h,i,o)
Banc of America Mortgage Securities Inc. (Class B)
5.34%                                                    01/25/36                     73,894                 5,646 (h,i,o)
Bear Stearns Commercial Mortgage Securities
4.75%                                                    02/13/46                    280,000               277,510 (i)
5.48%                                                    10/12/41                    245,000               245,626 (h)
5.61%                                                    06/11/50                     90,000                89,932
5.69%                                                    06/11/50                    120,000               105,892 (i)
5.91%                                                    06/11/40                     60,000                31,819 (i)
6.41%                                                    11/11/17                     70,000                40,297 (i)
Bear Stearns Commercial Mortgage Securities (Class A)
5.54%                                                    10/12/41                    130,000               123,943
5.63%                                                    04/12/38                     25,000                25,203 (i)
5.92%                                                    06/11/50                     80,000                59,447 (i)
Bear Stearns Commercial Mortgage Securities (Class D)
6.18%                                                    09/11/42                     20,000                 4,001 (i,o)
Citigroup Commercial Mortgage Trust (Class A)
5.62%                                                    10/15/48                    150,000               138,440
Countrywide Alternative Loan Trust
6.00%                                                    08/25/36                     51,636                   227 (h,o)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                    08/25/36                     21,383                   195 (h,o)
Credit Suisse Mortgage Capital Certificates
5.47%                                                    09/15/39                    217,000               184,422 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.64%                                                    02/25/36                     38,313                 2,992 (h,i,o)
CS First Boston Mortgage Securities Corp.
0.82%                                                    07/15/37                  1,732,683                27,080 (h,i,o)
1.59%                                                    03/15/35                  2,687,264                15,953 (h,i,o)
5.34%                                                    10/25/35                     72,718                 5,817 (h,i,o)
Greenwich Capital Commercial Funding Corp.
5.60%                                                    12/10/49                     50,000                49,518
GS Mortgage Securities Corp II
5.56%                                                    11/10/39                     90,000                79,096
Indymac INDA Mortgage Loan Trust
5.21%                                                    01/25/36                     99,508                 2,637 (h,i,o)
Indymac INDA Mortgage Loan Trust (Class B)
5.21%                                                    01/25/36                     99,267                 9,274 (h,i,o)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.50%                                                    06/12/47                     30,000                16,235 (i)
5.81%                                                    06/12/43                    120,000               113,173 (i)
6.07%                                                    02/12/51                    210,000               150,697
6.40%                                                    02/12/51                     40,000                 2,891 (i,o)
JP Morgan Chase Commercial Mortgage
Securities Corp. (Class A)
6.11%                                                    02/12/51                    120,000                88,160 (i)
LB Commercial Conduit Mortgage Trust
5.84%                                                    07/15/44                     50,000                50,069 (i)
LB-UBS Commercial Mortgage Trust
0.85%                                                    09/15/39                  5,778,807               119,549 (h,i,o)
0.92%                                                    01/18/12                  2,328,304                30,536 (h,i,o)
5.87%                                                    09/15/45                    150,000               132,380 (i)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                    07/14/16                     34,000                35,203 (h,o)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                                    07/15/40                     70,000                16,716 (i,o)
MASTR Alternative Loans Trust
5.00%                                                    08/25/18                    113,058                11,739 (g,h,o,q)
MLCC Mortgage Investors Inc.
4.95%                                                    02/25/36                     59,995                 3,378 (h,i,o)
Morgan Stanley Capital I
5.28%                                                    12/15/43                    102,000               101,742 (h)
5.33%                                                    12/15/43                    102,000                91,318 (h)
5.39%                                                    11/12/41                    280,000               168,193 (h,i)
5.71%                                                    07/12/44                    100,000                94,752 (h)
Puma Finance Ltd. (Class A)
0.70%                                                    10/11/34                     66,138                58,744 (i)
Residential Funding Mortgage Securities I
5.75%                                                    01/25/36                    191,809                18,068 (h,o)
Wachovia Bank Commercial Mortgage Trust
5.25%                                                    12/15/43                    120,000               114,919
Wachovia Bank Commercial Mortgage Trust (Class A)
6.19%                                                    06/15/45                     30,000                19,263 (i)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                                    08/25/35                    105,380                 9,916 (h,i,o)
5.50%                                                    01/25/36                    149,990                27,936 (h,o)
                                                                                                         3,265,815

SOVEREIGN BONDS - 1.2%
Government of Brazil
8.00%                                                    01/15/18                     71,778                83,119
Government of Dominican
9.50%                                                    09/27/11                     57,527                59,828
Government of Indonesia
11.63%                                                   03/04/19                    100,000               140,750 (b)
Government of Korea
5.75%                                                    04/16/14                     22,000                23,722
Government of Panama
6.70%                                                    01/26/36                    105,000               116,025
Government of Peruvian
6.55%                                                    03/14/37                     40,000                43,400
Government of Philippines
6.50%                                                    01/20/20                    100,000               107,125
Government of Poland
6.38%                                                    07/15/19                     21,000                23,592
Government of Uruguay
6.88%                                                    09/28/25                     20,114                20,627
Government of Venezuela
5.38%                                                    08/07/10                     85,000                82,450
10.75%                                                   09/19/13                      7,000                 6,930
                                                                                                           707,568

MUNICIPAL BONDS AND NOTES - 0.3%
Dallas Area Rapid Transit
6.00%                                                    12/01/44                     40,000                44,296
New Jersey State Turnpike Authority
7.41%                                                    01/01/40                    110,000               135,608
New Jersey Transportation Trust Fund Authority
6.88%                                                    12/15/39                     15,000                16,078
                                                                                                           195,982

TOTAL BONDS AND NOTES                                                                                   52,573,148
 (COST $52,254,611)

-------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.4%
-------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                        247,234 (k)
 (COST $369,006)

TOTAL INVESTMENT IN SECURITIES                                                                          52,820,382
 (COST $52,623,617)

-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 17.0%
-------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.06%                                                                                                   10,332,824 (d,n)
 (COST $10,332,824)

TOTAL INVESTMENTS                                                                                       63,153,206
 (COST $62,956,441)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.7)%                                                     (2,251,539)
                                                                                                      -------------
NET ASSETS  - 100.0%                                                                                  $ 60,901,667
                                                                                                      =============

-------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------------

The GEI Income Fund had the following long futures contracts open at September 30, 2009
(unaudited)

                                                                                                                 UNREALIZED
                                                                          NUMBER              CURRENT           APPRECIATION/
DESCRIPTION                                       EXPIRATION DATE      OF CONTRACTS        NOTIONAL VALUE      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
German Euro Bund Futures                           December 2009              7             $ 1,247,064             $ 5,658
5 Yr. U.S. Treasury Notes Futures                  December 2009             25               2,902,344              34,713


The GEI Income Fund had the following short futures contracts open at September 30, 2009
(unaudited):

                                                                                                                 UNREALIZED
                                                                          NUMBER              CURRENT           APPRECIATION/
DESCRIPTION                                       EXPIRATION DATE      OF CONTRACTS        NOTIONAL VALUE      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
2 Yr. U.S. Treasury Notes Futures                  December 2009             24            $ (5,207,250)          $  (5,144)
10 Yr. U.S. Treasury Notes Futures                 December 2009             46              (5,443,094)            (69,509)
                                                                                                                  ---------
                                                                                                                  $ (34,283)
                                                                                                                  =========

                     GEI REAL ESTATE SECURITIES

       SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                         NUMBER OF
                                                                          SHARES                           VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (REIT'S) - 96.4% +
-------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED - 5.5%
Colonial Properties Trust                                                 12,500                         $ 121,625
Cousins Properties Inc.                                                   27,960                           231,509
Vornado Realty Trust                                                      51,280                         3,302,945
                                                                                                         3,656,079

FREESTANDING - 2.7%
National Retail Properties, Inc.                                          57,300                         1,230,231
Realty Income Corp.                                                       21,710                           556,862
                                                                                                         1,787,093

HEALTH CARE - 14.7%
Cogdell Spencer Inc.                                                      90,130                           432,624
HCP, Inc.                                                                 71,080                         2,042,839
Health Care REIT, Inc.                                                    16,960                           705,875
Healthcare Realty Trust Inc.                                              33,440                           706,587
Nationwide Health Properties, Inc.                                        53,440                         1,656,106
Senior Housing Properties Trust                                          101,670                         1,942,914
Ventas, Inc.                                                              61,570                         2,370,445
                                                                                                         9,857,390

HOTEL - 4.3%
DiamondRock Hospitality Co.                                               47,390                           383,859
Host Hotels & Resorts, Inc.                                              118,160                         1,390,743
LaSalle Hotel Properties                                                  33,390                           656,447
Sunstone Hotel Investors, Inc.                                            66,090                           469,239 (a)
                                                                                                         2,900,288

INDUSTRIAL - 4.6%
AMB Property Corp.                                                        64,700                         1,484,865
ProLogis                                                                 131,420                         1,566,526
                                                                                                         3,051,391

MAN. HOMES - 0.9%
Equity Lifestyle Properties Inc.                                          13,332                           570,476

MORTGAGE - 1.9%
Apollo Commercial Real Estate Finance Inc.                                21,690                           396,927 (a)
CreXus Investment Corp.                                                   12,850                           183,755 (a)
Starwood Property Trust Inc.                                              32,540                           658,935 (a)
                                                                                                         1,239,617

MULTIFAMILY - 12.5%
Camden Property Trust                                                     26,330                         1,061,099
Education Realty Trust, Inc.                                              75,820                           449,612
Equity Residential                                                        92,450                         2,838,215
Essex Property Trust, Inc.                                                34,340                         2,732,777
Home Properties, Inc.                                                     19,120                           823,881
UDR, Inc.                                                                 31,530                           496,282
                                                                                                         8,401,866

OFFICE - 18.4%
Alexandria Real Estate Equities, Inc.                                     11,760                           639,156
Boston Properties, Inc.                                                   58,580                         3,839,919
Brandywine Realty Trust                                                  188,590                         2,082,034
Kilroy Realty Corp.                                                       77,240                         2,142,638 (h)
Mack-Cali Realty Corp.                                                    40,810                         1,319,387 (h)
Parkway Properties, Inc.                                                  32,340                           637,098
SL Green Realty Corp.                                                     37,520                         1,645,252
                                                                                                        12,305,484

OFFICE/INDUSTRIAL - 3.0%
Duke Realty Corp.                                                        122,820                         1,475,068
PS Business Parks Inc.                                                    10,930                           560,928
                                                                                                         2,035,996

REGIONAL MALLS - 10.8%
Simon Property Group, Inc.                                                71,821                         4,986,549
Taubman Centers, Inc.                                                     40,220                         1,451,138
The Macerich Co.                                                          25,510                           773,718
                                                                                                         7,211,405

SELF STORAGE - 6.4%
Extra Space Storage, Inc.                                                 54,180                           571,599
Public Storage                                                            49,810                         3,747,704
                                                                                                         4,319,303

SHOPPING CENTERS - 7.9%
Federal Realty Investment Trust                                           16,750                         1,027,948
Kimco Realty Corp.                                                        91,380                         1,191,595
Regency Centers Corp.                                                     36,980                         1,370,109
Tanger Factory Outlet Centers                                             13,540                           505,584
Weingarten Realty Investors                                               61,110                         1,217,311
                                                                                                         5,312,547

SPECIALTY - 2.8%
Digital Realty Trust, Inc.                                                21,540                           984,593
Plum Creek Timber Company, Inc.                                           30,010                           919,506
                                                                                                         1,904,099

TOTAL COMMON STOCK                                                                                      64,553,034
(COST $53,907,161)

-------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 2.1%
-------------------------------------------------------------------------------------------------------------------

SPECIALTY - 2.1%
American Tower Corp. (Class A)                                            37,640                         1,370,096 (a)
(COST $1,176,241)

-------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS  - 0.0%*
-------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                          2,817 (k)
(COST $4,204)

TOTAL INVESTMENTS IN SECURITIES                                                                         65,925,947
(COST $55,087,606)

-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.2%
-------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.06%                                                                                                      808,380 (d,n)
(COST $808,380)

TOTAL INVESTMENTS                                                                                       66,734,327
(COST $55,895,986)

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                                   207,176

                                                                                                       -----------
NET ASSETS  - 100.0%                                                                                   $66,941,503
                                                                                                       ===========

        NOTES TO SCHEDULES OF INVESTMENTS September 30, 2009 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $91,903; $163,339; $4,318,572 and $42,343,809 or 0.04%, 0.87%, 7.09% and
     1.72% of net assets for the GE Investments S&P 500 Index Fund, GE Investments International Equity Fund, GE Investments Income Fund and GE Investments Total Return respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2009 , all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2009 .

(j)  Step coupon bond.  Security becomes interest bearing at a future date.

(k) GEAM is the investment advisor of the fund serves as investment advisor of the trust.

(l) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment Advisor.

(m) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(n) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(o) Illiquid securities. At September 30, 2009, these securities amounted to $444,501; and $1,138,358 or 0.73% and 0.05% of net assets for the GE
     Investments Income Fund and GE Investments Total Return Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(p) Sponsored by Barclay's Global Investors, an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(r)   Managed by SSgA Funds Management, Inc., the Fund's sub-adviser.



*    Less than 0.1%.

**   Amount is less than $ 0.1.

+    Percentages are based on net assets as of September 30, 2009 .



Abbreviations:

ADR         American Depository Receipt
GDR         Global Depository Receipt
NVDR        Non-Voting Depository Receipt
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poors Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be Announced




SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.




Fair Value Disclosure.


The funds adopted Financial Accounting Standards Board Accounting Standards Codification 820-10, Fair Value Measurements (ASC 820-10). ASC 820-10 defines fair value, establishes a new framework for measuring fair value, and expands disclosures about fair value measurements. Broadly, the ASC 820-10 framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.
ASC 820-10 establishes market or observable inputs as the preferred source of values, followed by assumptions based upon hypothetical transactions in the absence of market inputs.


The valuation techniques required by ASC 820-10 are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independentsources, while unobservable inputs reflect market assumptions based on the best information available in the circumstances. These two types of inputs create the following fair value hierarchy:


Level 1 - Quoted prices for identical investments in active markets.


Level 2 - Quoted prices for similar investments in active marekts; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable.


Level 3 - Significant inputs to the valuation model are unobservable.


Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


The following tables present the funds' investments measured at fair value on a recurring basis at September 30, 2009:


GE Investments Income Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$10,332,824   $52,042,146     $778,236    $63,153,206
other Financial
   Instruments  $(34,283)     $-	      $-	  $(34,283)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$1,731,013	$-
   Accrued discounts/premiums		$106,319    	$-
   Realized gain (loss)			$(1,250,479)	$-
   Change in unrealized appreciation/
                         (depreciation)	$796,644	$-
   Net purchases (sales)		$(696,013)	$-
   Net transfers in and out of Level 3  $90,752	        $-
Balance at 9/30/09			$778,236	$-
Change in unrealized loss relating to
securities still held at 9/30/09        $(32,466)       $-




GE Investments Mid-Cap Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$91,363,248   $21,793         $-	    $91,385,041
Other Financial
   Instruments  $(860)        $-	      $-	    $(860)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 9/30/09			$-		$-


GE Investments International Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$18,705,554    $10,870        $-	    $18,716,424
Other Financial
   Instruments  $(395)         $-	      $-	    $(395)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 9/30/09			$-		$-


GE Investments Real Estate Securities Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$66,731,510    $2,817         $-	    $66,734,327
Other Financial
   Instruments  $-             $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 9/30/09			$-		$-


GE Investments Premier Growth Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$49,438,615        $2,909     $-	    $49,441,524
Other Financial
   Instruments  $(3,293)           $-	      $-	    $(3,293)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 9/30/09			$-		$-


GE Investments S&P 500 Index Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$220,558,703   $496,096       $-	    $221,054,799
Other Financial
   Instruments  $68,095        $-	      $-	    $68,095

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 9/30/09			$-		$-


GE Investments Small-Cap Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$55,092,352    $11            $-	    $55,092,363
Other Financial
   Instruments  $(7,150)       $-	      $-	    $(7,150)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 9/30/09			$-		$-


GE Investments Core Value Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$20,870,526    $8,515         $-	    $20,879,041
Other Financial
   Instruments  $(1,800)       $-	      $-	    $(1,800)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 9/30/09			$-		$-



GE Investments U.S. Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$41,115,050    $8,513         $-	    $41,123,563
Other Financial
   Instruments  $(1,441)       $-	      $-	    $(1,441)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 9/30/09			$-		$-


GE Investments Total Return Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities   $1,675,117,480  $876,578,411 $2,867,475  $2,554,563,366
Other Financial
   Instruments  $(5,949)      $-	       $-	     $(5,949)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$16,622,263	$-
   Accrued discounts/premiums		$(8,279)	$-
   Realized gain (loss)			$(2,909,156)	$-
   Change in unrealized appreciation/
                         (depreciation)	$2,133,609	$-
   Net purchases (sales)		$(8,756,123)	$-
   Net transfers in and out of Level 3  $(4,214,839)	$-
Balance at 9/30/09			$2,867,475	$-
Change in unrealized loss relating to
securities still held at 9/30/09        $(276,325)      $-



Derivatives Disclosure.


The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an intitial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund.
Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Show below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

Derivatives not               Asset Derivatives September 30,2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Investments Income Fund
Interest Rate Contracts	  Receivables, Net    3,200,000         40,370*
			  Assets - Unrealized
 				  Appreciation


Derivatives not               Liability Derivatives September 30, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Investments Income Fund
Interest Rate Contracts	  payables, Net    (9,400,000)      (74,653)*
			  Assets - Unrealized
			  Appreciation


Derivatives not               Asset Derivatives September 30,2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Investments U.S.Equity Fund
Equity Contracts	  Receivables, Net    550               (1,441)*
			  Assets - Unrealized
			  Appreciation


GE Investments Premier Growth Equity Fund
Equity Contracts	  Receivables, Net    300                (3,293)*
			  Assets - Unrealized
			  Appreciation

GE Investments Mid-Cap Equity Fund
Equity Contracts	  Receivables, Net    400                 (860)*
			  Assets - Unrealized
			  Appreciation



GE Investments International Equity Fund
Equity Contracts	  Receivables, Net    10                  (395)*
			  Assets - Unrealized
			  Appreciation


GE Investments S&P 500 Index Fund
Equity Contracts	  Receivables, Net    4,350              68,095*
			  Assets - Unrealized
			  Appreciation


GE Investments Core Value Equity Fund
Equity Contracts	  Receivables, Net    500               (1,800)*
			  Assets - Unrealized
			  Appreciation


GE Investments Total Return Fund
Equity Contracts	  Receivables, Net    177,710           502,446*
			  Assets - Unrealized
			  Appreciation


Interest Rate Contracts	  Receivables, Net    31,400,000        388,115*
			  Assets - Unrealized
			  Appreciation


Derivatives not               Liability Derivatives September 30, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB ASC 815        Sheet Location     Long/(Short)        Value

GE Investments Total Return Fund
Interest Rate Contracts	  payables, Net    (79,300,000)        (896,510)*
			  Assets - Unrealized
			  Appreciation


GE Investments Small Cap Equity Fund
Equity Contracts	  payables, Net    (13)              (7,150)*
			  Assets - Unrealized
			  Appreciation




* Includes cumulative appreciation/depreciation of futures contracts as reported in theSchedule of Investments. Only the current day's variation margin is reported within theStatement of Assets and Liabilities.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  November 24, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Investments Funds, Inc.

Date:  November 24, 2009